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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco High Yield Municipal Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-HYM-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–109.11%

Alabama–0.42%

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2007, Retirement Facility RB	5.50%	01/01/28	$1,000	$1,005,430
Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	12,868,407
Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,724,432
Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,917,304
Series 2012 A, Retirement Facility RB	5.63%	01/01/42	7,050	7,065,158
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
				28,580,731

Alaska–0.08%

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(b)	5.25%	12/01/26	3,690	3,721,549
Northern Tobacco Securitization Corp.;
Series 2006 B, First Sub. Asset-Backed CAB RB (c)	0.00%	06/01/46	25,375	903,858
Series 2006 C, Second Sub. Asset-Backed CAB RB (c)	0.00%	06/01/46	20,860	754,923
				5,380,330

Arizona–4.45%

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	7,116,670
Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	14,255,725
Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,106,950
Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona); Series 2007, Ref. RB	5.70%	07/01/42	17,830	17,916,119
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (d)	6.00%	05/01/14	9,775	10,190,144
Maricopa County Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, PCR	7.25%	02/01/40	2,000	2,339,220
Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	497,085
Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,353,807
Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,380,230
Phoenix (City of) Industrial Development Authority (Choice Academies); Series 2012, Education RB	5.63%	09/01/42	1,850	1,878,472
Phoenix (City of) Industrial Development Authority (Phoenix Collegiate Academy); Series 2012, Education RB	5.63%	07/01/42	2,770	2,782,548
Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/22	3,500	4,055,450
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/24	5,000	5,769,750
Series 2008 A, Sr. Lien Airport RB (e)	5.00%	07/01/26	5,000	5,647,900
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/27	8,935	10,396,230
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/28	6,785	7,850,584
Series 2009 A, Jr. Lien Water System RB (e)	5.00%	07/01/29	5,500	6,311,195
Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,096,534
Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,097,651
Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	3,525	3,575,831
Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,949,658
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	16,000	16,573,600
Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,219,492
Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,146,651

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	$830	$849,015
Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,440,503
Pima (County of) Industrial Development Authority (Edkey Charter Schools);
Series 2013, Ref. Education Facility RB	6.00%	07/01/43	250	251,403
Series 2013, Ref. Education Facility RB	6.00%	07/01/48	2,975	2,981,248
Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,603,868
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB (a)(f)	5.60%	12/01/22	2,000	2,078,500
Series 2006, Water & Wastewater RB (a)(f)	5.75%	12/01/32	7,120	7,369,912
Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	1,000	1,038,940
Series 2008, Water & Wastewater RB (a)	7.50%	12/01/38	12,235	13,259,926
Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,720	1,966,424
Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,643,766
Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,298,618
Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,590,363
Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,818,584
Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	552,703
Series 2006, Ref. Education RB	6.00%	06/01/36	830	845,231
Series 2010, Education RB	6.10%	06/01/45	1,400	1,452,556
Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB (g)	7.00%	09/01/35	5,092	2,035,883
Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,232,679
Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,587,275
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	14,490	15,745,703
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,791,141
Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,667,224
Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,573,189
Salt Verde Financial Corp.; Series 2007, Sr. Gas RB	5.00%	12/01/37	15,000	16,603,350
Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB (f)	7.13%	07/01/27	2,341	2,342,732
Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	426	427,555
Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds (d)(f)(h)	6.25%	07/15/14	1,000	1,064,720
Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/32	1,430	1,542,412
Series 2012 A, Ref. RB	6.25%	12/01/42	2,200	2,382,996
Series 2012 A, Ref. RB	6.25%	12/01/46	2,600	2,800,954
Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses);
Series 2013, Education RB	5.75%	07/01/33	3,000	3,036,450
Series 2013, Education RB	6.00%	07/01/43	3,625	3,674,046
Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB (a)	6.50%	07/01/31	4,495	2,526,460
University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	7,280	7,538,149
Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,887,402
Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,401,014
Series 2011, Hospital RB	6.00%	07/01/39	2,600	2,953,158

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	$7,600	$7,605,244
Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,493,260
Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,011,080
Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,032,000
				303,505,132

California–13.86%

Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC-American Express Co.) (i)	6.50%	09/01/33	6,975	7,071,185
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,749,436
Series 2010 B, RB	6.63%	01/01/17	820	821,304
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(c)	0.00%	09/01/34	12,925	4,400,575
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(e)	5.00%	09/15/32	14,990	16,516,732
Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	22,295	24,990,911
Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB (d)(h)	7.00%	09/01/13	4,935	5,117,348
Series 2004 D, Local Agency RB	5.80%	09/01/35	3,375	3,462,919
California (State of) Educational Facilities Authority (Stanford University); Series 2013 U-3, Ref. RB (e)	5.00%	06/01/43	15,000	18,978,600
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,623,220
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2013 A, RB (e)	5.00%	08/15/52	36,000	38,414,520
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	1,930,600
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,060,690
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB (f)	6.63%	01/01/32	1,000	1,084,630
Series 2012, RB (f)	6.88%	01/01/42	1,500	1,628,835
California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/38	2,860	2,987,070
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/43	2,000	2,085,220
Series 2008 B, Educational Facility RB (f)	6.13%	07/01/48	3,840	3,994,944
California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB (f)	6.00%	07/01/38	1,170	1,220,825
Series 2008 A, Educational Facility RB (f)	6.13%	07/01/48	2,415	2,523,385
California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,190,280
California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	7,290	7,630,735
Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,598,652
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (a)(f)	5.00%	07/01/37	7,500	7,570,575
Series 2012, Water Furnishing RB (a)(f)	5.00%	11/21/45	40,000	40,117,200
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	5,000	5,139,300
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,239,360
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	6,939,920
Series 2011, RB	7.25%	11/01/31	1,500	1,838,190
Series 2011, RB	7.50%	11/01/41	5,500	6,837,215

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation - Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	$5,000	$5,389,500
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,638,622
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (f)	5.13%	04/01/37	5,000	5,186,100
California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,090	2,928,980
California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	2,750	2,549,415
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	2,420	2,567,039
Series 2007, RB	5.63%	06/01/33	4,940	5,224,050
Series 2010, RB	7.50%	06/01/42	1,700	1,979,157
California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	2,530	2,541,309
Series 2003, RB	6.63%	10/01/33	2,500	2,509,050
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	2,027,830
Series 2009, Senior Living RB	7.25%	11/15/41	3,500	4,043,515
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden);
Series 2012, RB	4.75%	10/01/19	5,000	5,036,500
Series 2012, RB	6.00%	10/01/42	2,895	3,135,546
Series 2012, RB	6.00%	10/01/47	1,785	1,921,606
California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,818,308
Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,305,607
California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,846,290
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.);
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.13%	06/01/38	5,400	4,951,962
Series 2005, Ref. Tobacco Settlement Asset-Backed RB	5.25%	06/01/45	3,675	3,404,998
Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,735,107
Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,147,382
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/46	107,175	18,644,163
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,745,513
Fairfield (City of) (Fairfield Water);
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/32	4,000	1,522,560
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/33	6,480	2,329,690
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/34	6,480	2,199,118
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/35	6,480	2,069,582
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/36	6,480	1,946,786
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/37	6,480	1,839,024
Series 2007 A, CAB COP (INS-SGI) (b)(c)	0.00%	04/01/38	6,480	1,727,568
Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	1,435	1,517,584
Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,113,105
Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,398,234
Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,094,050

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-BHAC) (b)(e)	5.00%	06/01/45	$40,380	$42,124,416
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	17,525	17,238,992
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	27,000	25,281,450
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	37,745	33,174,835
Series 2007 A-2, Sr. Tobacco Settlement Asset-Backed RB	5.30%	06/01/37	21,670	20,328,844
Hawthorne (City of) Community Facilities District No. 2006-1; Series 2006, Special Tax RB	5.00%	09/01/30	3,000	3,021,810
Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/31	1,495	1,479,018
Series 2007 A, Tax Allocation RB (INS-SGI) (b)	5.00%	09/01/37	3,395	3,203,556
Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	3,010,950
Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	2,000	2,082,620
Independent Cities Finance Authority (Rancho Feliz & Las Casitas); Series 2012, Ref. Mobile Home Park RB	5.00%	10/15/47	3,500	3,549,490
Independent Cities Finance Authority (Sahar Mobile Home Park); Series 2012 A, Ref. Mobile Home Park RB	5.00%	06/15/47	2,250	2,270,385
Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB (d)(h)	6.38%	08/15/14	3,500	3,748,815
Series 2004 B, Sub. Tax Allocation RB (d)(h)	6.50%	08/15/14	1,350	1,434,227
Inland Empire Tobacco Securitization Authority;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	6,150	6,105,412
Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	4,365	4,406,686
Series 2007 C-1, Asset-Backed Tobacco Settlement CAB RB (c)	0.00%	06/01/36	42,500	7,722,250
Series 2007 D, Asset-Backed Tobacco Settlement CAB RB (c)	0.00%	06/01/57	32,090	417,491
La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,270	4,318,422
Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax RB	6.00%	09/01/33	1,000	1,023,110
Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP (j)	6.05%	08/01/42	9,000	5,415,750
Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	655	658,956
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (e)	5.00%	07/01/43	15,000	16,669,500
M-S-R Energy Authority;
Series 2009 A, Gas RB	6.50%	11/01/39	10,000	13,257,000
Series 2009 B, Gas RB	6.50%	11/01/39	15,000	19,885,500
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	6.50%	03/01/28	5,515	6,207,188
Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,015,640
Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	2,022,560
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,881,735
Northern California Tobacco Securitization Authority (Sacramento County Tobacco Securitization Corp.); Series 2005 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.38%	06/01/38	6,055	5,582,831
Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	558,176
Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,618,125
Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds (j)	6.38%	08/01/45	10,000	4,834,000
Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,101,300
Perris (City of) Public Financing Authority;
Series 1995 D, Local Agency Special Tax RB	7.88%	09/01/25	1,530	1,534,299
Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,354,199
Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,115	4,125,576
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,015,780
Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,844,970
Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,056,960

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	$11,110	$11,350,643
San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/36	7,650	2,370,658
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/37	13,130	3,864,422
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/38	13,515	3,744,736
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/39	13,895	3,630,902
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/40	14,280	3,545,153
Series 2011 D, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(c)	0.00%	08/01/41	14,080	3,329,779
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	7.50%	12/01/41	14,230	17,335,840
Series 2011, RB	8.00%	12/01/31	9,875	12,513,995
San Diego Unified School District (Election of 2008);
Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (j)	5.25%	07/01/42	6,940	2,951,998
Series 2012 E, Unlimited Tax Conv. CAB GO Bonds (j)	5.38%	07/01/47	25,305	10,127,820
San Diego Unified School District;
Series 2010 C, Unlimited Tax Conv. CAB GO Bonds (j)	6.63%	07/01/48	36,650	18,002,480
Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds (j)	6.63%	07/01/40	20,390	10,315,505
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,134,670
Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,144,170
Series 2009 D, Tax Allocation RB	6.63%	08/01/39	1,000	1,130,130
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/36	5,710	1,586,352
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/38	2,000	482,060
Series 2013 C, Special Tax CAB RB (c)	0.00%	08/01/43	17,000	3,022,090
San Francisco (City of) Utilities Commission; Series 2012, Water RB (e)	5.00%	11/01/36	23,490	26,120,645
San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	15,376,530
San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB (a)	6.40%	12/01/41	14,123	14,123,565
San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,007,300
Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,636,996
Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,055,380
Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS-AGM) (b)(j)	6.75%	02/01/52	7,500	2,741,775
Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB	6.15%	12/01/43	4,400	1,981,892
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/45	18,085	809,123
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/46	18,085	737,868
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/47	18,085	672,943
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/48	18,085	614,347
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/49	18,085	560,454
Series 2008 A, Tax Allocation CAB RB (c)	0.00%	12/01/50	18,085	511,263
Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	664,443
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB (c)	0.00%	06/01/46	35,000	1,039,500
Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB (c)	0.00%	06/01/46	27,200	770,848
Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB (c)	0.00%	06/01/46	47,000	1,231,870
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	56,745	52,704,189
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	2,290	2,066,977
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	10	10,024

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East);
Series 2012 A, Ref. Special Tax RB	5.00%	09/01/32	$750	$740,813
Series 2012 A, Ref. Special Tax RB	5.25%	09/01/40	2,000	1,974,140
Series 2012 B, Special Tax RB	5.00%	09/01/32	750	740,813
Series 2012 B, Special Tax RB	5.25%	09/01/42	3,000	2,960,010
Upland Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/39	15,000	3,046,050
Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	548,407
Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	7,284,337
Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	4,130,328
Victor Valley Union High School District (Election of 2008);
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/43	11,855	2,178,949
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/44	12,475	2,156,928
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/47	14,550	2,075,121
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/48	7,000	933,170
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/49	15,715	1,966,732
Series 2013 B, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/52	37,560	3,852,529
Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,810	4,868,490
Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,072,720
Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,895,980
Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,821,600
				943,650,502

Colorado–3.60%

Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds (d)(h)	8.00%	12/01/13	2,605	2,731,082
Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	1,987	1,501,755
Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99; Cost $765,000) (a)(f)	6.25%	12/01/18	765	765,803
Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,775	1,801,004
Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,548,715
Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,641,821
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,115	3,872,503
Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	44,897
Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds (d)(h)	6.00%	12/01/15	919	1,034,518
Series 2005, Limited Tax GO Bonds (d)(h)	6.13%	12/01/15	1,286	1,451,624
Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB (f)	6.13%	12/15/35	2,760	2,790,001
Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,310	2,445,428
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,665,593
Series 2008, Charter School RB	6.50%	07/01/38	1,000	1,010,680
Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, Ref. RB	7.00%	11/01/23	1,505	1,517,853
Series 2003 A, Ref. RB	7.13%	11/01/28	810	816,269
Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	152	152,208
Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,673,970
Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	870	848,711

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	$2,500	$2,596,900
Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,687,582
Series 2008 A, Charter School RB	7.25%	10/01/39	500	555,135
Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB (f)	6.75%	04/01/40	1,845	1,881,605
Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB (f)	8.25%	11/01/39	2,920	3,229,724
Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB (f)	5.75%	05/15/37	2,395	1,809,830
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,318,320
Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,451,600
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	11,855	12,597,716
Series 2011, RB	6.38%	01/01/41	1,615	1,839,663
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,795,184
Series 2010 A, RB	6.25%	11/15/40	4,750	5,254,022
Series 2011, RB	5.75%	11/15/31	1,000	1,105,970
Series 2011, RB	6.00%	11/15/40	1,195	1,317,679
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	800	807,264
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,260	3,270,367
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	5,815	5,533,961
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	500	568,550
Series 2010, Private Activity RB	6.00%	01/15/41	9,935	11,323,416
Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,686,400
Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds (d)(h)	6.75%	12/01/13	796	836,389
Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	821,590
Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	6,798,960
Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	595	485,252
Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	5.00%	12/01/37	2,630	2,194,603
Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB (a)	5.25%	10/01/32	31,125	32,168,932
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	6,365	6,595,986
Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB (k)	4.12%	12/01/32	4,500	2,711,115
Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	5,920,090
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	1,061,610
Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	2,930	2,979,634
High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds (k)	2.76%	12/01/25	2,220	1,569,851
Series 2005 A, Limited Tax GO Bonds (k)	2.81%	12/01/35	4,000	2,622,400
Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,370	1,011,361
Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR (a)	7.00%	10/01/18	3,800	3,178,586
Series 1999 A, IDR	6.75%	10/01/14	170	154,957
Lake Creek Affordable Housing Corp.; Series 1998 A, Ref. MFH RB (d)(h)	6.25%	12/01/13	8,565	8,936,293
Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,603	1,411,938
Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,680,562
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,879,559
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,480	6,618,154

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	$110	$110,172
Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,468
Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,240
Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,205,828
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,722,805
Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds (k)	5.45%	12/01/34	1,500	400,170
Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,504,635
Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,387,867
Plaza Metropolitan District No. 1; Series 2013, Ref. Tax Allocation RB	5.00%	12/01/40	2,500	2,585,600
Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	964,300
Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds (d)(h)	8.00%	12/01/13	1,430	1,482,367
Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	629,380
Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (k)	3.75%	12/01/34	2,000	967,760
Snowmass Village (Town of); Series 1992 A, Ref. MFH RB	8.00%	09/01/14	235	235,153
Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds (d)(h)	7.00%	12/01/14	1,000	1,099,750
Series 2004, Unlimited Tax GO Bonds (d)(h)	7.13%	12/01/14	2,500	2,754,025
Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds (d)(h)	7.00%	12/01/13	700	722,869
Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	4,795	4,735,110
Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds (d)(h)	6.38%	12/01/13	637	656,722
Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds (d)(h)	6.63%	12/01/13	925	954,785
Series 2004, Limited Tax GO Bonds (d)(h)	6.75%	12/01/13	1,000	1,032,830
Series 2013, Ref. & Improvement Conv. Ltd. Tax GO Bonds	5.00%	12/01/33	505	503,076
Series 2013, Ref. & Improvement Conv. Ltd. Tax GO Bonds	5.13%	11/01/38	1,035	1,029,856
Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	601,840
Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds (c)(k)	0.00%	12/01/40	1,000	619,820
				245,591,573

Connecticut–0.39%

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,663,843
Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (f)(g)	5.13%	10/01/36	4,405	1,770,105
Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	3,159,907
Series 2009 A, RB	7.75%	01/01/43	10,995	11,910,114
Series 2009 C, RB (d)	7.25%	01/01/16	2,000	2,093,620
Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,397,320
Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $602,622) (f)	7.20%	12/01/18	650	658,229
				26,653,138

Delaware–0.13%

Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,398,775
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,630,093
Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	665	665,685
Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	760,725
Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	604,374
Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB (a)	6.25%	06/01/28	4,165	4,133,013
				9,192,665

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–1.48%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	$2,000	$2,152,760
Series 2011, RB	6.63%	03/01/41	5,150	5,590,479
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	8,188,460
District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	563,770
Series 2011, University RB	5.50%	04/01/41	3,000	3,345,780
District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,421,542
Series 2009 A, RB	7.50%	01/01/39	1,520	1,537,419
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,292,800
Series 2009, Hospital RB	6.50%	10/01/29	5,000	5,825,100
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB (c)	0.00%	06/15/55	60,320	578,469
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/25	16,165	19,264,639
Metropolitan Washington Airports Authority;
Series 2006 B, Airport System RB (INS-AGM) (a)(b)(e)	5.00%	10/01/36	40,695	42,370,006
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGC) (b)(c)	0.00%	10/01/39	22,920	5,822,597
Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS-AGC) (b)(c)	0.00%	10/01/40	3,475	838,066
				100,791,887

Florida–9.31%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	10,420,410
Series 2007, IDR	5.88%	11/15/42	19,000	18,711,580
Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,220,600
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	3,026,500
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,407,680
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	17,100	17,252,532
Series 2011 A, RB	8.00%	11/15/31	3,000	3,499,410
Series 2011 A, RB	8.13%	11/15/41	11,000	12,801,800
Series 2011 A, RB	8.13%	11/15/46	6,000	6,964,320
Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB (l)	5.80%	05/01/36	8,045	5,793,526
Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment RB	5.45%	05/01/37	1,105	1,080,392
Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	2,980	3,015,104
Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB (l)	5.88%	05/01/36	3,915	2,936,093
Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,620	2,706,277
Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments);
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676) (f)(l)	5.80%	10/01/26	3,090	1,854,247
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040) (f)	5.90%	10/01/36	4,705	2,823,376
Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,001,050
Series 2002, Special Assessment RB	7.50%	05/01/34	7,500	7,503,375
Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,394,787
Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	7,817,931
Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(e)	5.00%	09/01/24	7,555	8,307,629
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(e)	5.00%	09/01/25	7,910	8,695,068
Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB (g)	7.88%	05/01/38	4,900	2,230,382
Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB (a)(d)(h)	5.75%	01/01/14	2,000	2,075,760

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	$1,500	$1,596,435
Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	14,400	16,111,584
Capital Trust Agency (Orlando); Series 2003, Sub. RB (a)(d)(h)	6.75%	01/01/14	2,500	2,609,200
Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	690	719,829
Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	2,220	2,179,663
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,542,885
Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	175	185,553
Series 2001 B, Special Assessment RB	8.38%	05/01/17	85	90,126
Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,390	3,497,632
Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	500	507,000
East Homestead Community Development District;
Series 2013, Special Assessment RB	5.00%	11/01/33	1,000	978,670
Series 2013, Special Assessment RB	5.63%	11/01/43	1,000	979,270
Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB (a)	5.00%	08/01/26	5,690	5,707,753
Escambia (County of); Series 2003 A, Environmental Improvement RB (a)	5.75%	11/01/27	5,250	5,348,227
Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	17,427,060
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB (l)	6.00%	05/15/36	2,130	1,278,000
Series 2007 A, RB (l)	6.13%	05/15/37	1,855	1,113,000
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	9,379,240
Series 2012 A, Educational Facilities RB	6.00%	06/15/32	2,000	1,993,200
Series 2012 A, Educational Facilities RB	6.13%	06/15/43	4,250	4,195,260
Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,890,947
Series 2012, RB	7.00%	10/01/26	125	135,389
Series 2012, RB	7.25%	10/01/41	595	651,103
Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB (a)(d)	6.61%	07/01/28	7,700	7,026,404
Florida Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB (a)(d)	6.45%	01/01/29	10,705	10,710,567
Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB (a)(d)	6.61%	07/01/28	9,720	7,090,351
Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB (g)	5.25%	05/01/39	1,335	13
Series 2007 A-2, Special Assessment RB (g)	5.25%	05/01/39	1,700	17
Series 2007 B, Special Assessment RB (g)	5.10%	05/01/14	4,385	44
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/39	29,070	4,288,988
Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,481,057
Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,295	1,348,937
Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	385	343,597
Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR (d)(h)	8.00%	08/15/19	1,000	1,388,670
Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB (f)	6.25%	09/01/27	10,500	11,722,725
Kendall Breeze Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/34	1,325	1,345,988
Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB (f)	6.38%	01/01/43	2,250	2,429,640
Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB (g)	5.50%	05/01/38	1,000	411,540
Series 2007 B, Special Assessment RB (g)	5.25%	05/01/13	1,940	797,165
Lee (County of) Industrial Development Authority (Cypress Cove Healthpark);
Series 2012, Ref. RB	5.25%	10/01/32	4,500	4,618,215
Series 2012, Ref. RB	5.75%	10/01/42	10,100	10,627,927
Series 2012, Ref. RB	6.50%	10/01/47	10,000	11,009,500
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR	5.50%	06/15/32	1,880	1,951,797
Series 2012, IDR	5.75%	06/15/42	3,210	3,345,366

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	$7,940	$7,849,722
Marshall Creek Community Development District; Series 2000 A, Special Assessment RB	7.65%	05/01/32	2,535	2,536,952
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	15,340	16,661,388
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2004, Ref. RB (d)(f)(h)	6.75%	11/15/14	840	916,591
Series 2004, Ref. RB (f)	6.75%	11/15/29	5,160	5,424,037
Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(e)	5.00%	07/01/30	15,210	16,858,607
Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS-AGC) (a)(b)(e)	5.25%	10/01/33	16,500	18,110,895
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	587,425
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	290,835
Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,163,460
Miami-Dade (County of) School Board;
Series 2008 B, COP (INS-AGC) (b)(e)	5.25%	05/01/26	5,000	5,590,600
Series 2008 B, COP (INS-AGC) (b)(e)	5.25%	05/01/27	10,000	11,363,100
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS-NATL) (b)(c)	0.00%	10/01/40	10,070	2,436,336
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/35	12,000	3,961,800
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/40	10,000	2,476,400
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/42	72,215	16,197,102
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/44	15,495	3,139,442
Series 2009, Sub. Special Obligation CAB RB (c)	0.00%	10/01/45	7,710	1,480,012
Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,570	1,587,333
Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,556,896
Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	3,000	2,576,940
Series 2004 A, Ref. RB	5.25%	08/15/13	550	547,041
Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,375,262
Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,910	3,913,050
Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,555	1,486,269
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	3,300	3,371,907
Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,079,600
Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,814,162
Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,555,492
Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,785	1,785,018
Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,625	3,629,821
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, Mortgage RB (f)	7.00%	10/01/15	600	602,544
Series 1995 A, Mortgage RB (f)	7.00%	10/01/25	2,535	2,541,819
Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	750	750,998
Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	210	210,279
Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	750	750,998
Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	295	295,392
Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	999,930
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (g)	6.13%	05/01/35	410	4
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	425	421,430
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	895	873,144
Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB (a)	6.40%	01/01/31	8,415	8,416,431

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	$4,550	$3,147,736
Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,030	14,040,102
Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,555	1,048,521
Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	433,300
Series 2011 A, RB	7.13%	09/15/41	3,250	3,683,550
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	5,580	5,663,309
Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,503,178
Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,410	4,413,925
Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	704,166
Series 2002 A-2, Special Assessment RB (l)	7.38%	05/01/33	310	161,200
Series 2005, Special Assessment RB (g)	5.80%	05/01/36	4,300	2,367,451
Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	1,500	1,539,840
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	1,066,090
Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	1,052,800
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.50%	10/01/24	5,350	5,821,388
Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,505	4,388,320
Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,535	1,932,633
Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,710	1,729,614
South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,150,003
Series 2003, RB	6.38%	10/01/34	3,995	4,062,515
South-Dade Venture Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/34	1,295	1,335,313
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	6,300	4,767,840
Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	6,110,659
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	4,390	4,517,398
Series 2010 A, RB	6.00%	08/01/45	4,000	4,432,200
St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	175,965
Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,171,040
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,194,161
Stonebrier Community Development District; Series 2006, Special Assessment RB	5.50%	05/01/37	2,720	2,701,966
Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,635	5,102,996
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,966,180
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)(e)	6.00%	10/01/29	13,440	17,801,146
Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,210	9,297,238
Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB (l)	6.80%	05/01/39	4,895	2,407,997
Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	2,585	2,353,953
Series 2006, Special Assessment RB	5.25%	05/01/37	3,395	2,521,331
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,830	2,891,751
Venetian Isles Community Development District; Series 2002 A, Special Assessment RB	6.75%	05/01/33	3,760	3,774,927
Waterlefe Community Development District; Series 2001, Golf Course RB (g)	8.13%	10/01/25	2,645	196,576

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB (g)	5.50%	05/01/37	$3,755	$1,764,850
West Villages Improvement District; Series 2007, Special Assessment RB (g)	5.50%	05/01/38	9,500	4,560,000
Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,495	2,582,150
World Commerce Community Development District; Series 2004 A-2, Special Assessment RB	6.13%	05/01/35	1,460	1,452,072
				634,771,177

Georgia–1.17%

Americus (City of) & Sumter (County of) Hospital Authority (South Georgia Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	5,250	5,253,990
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	14,662,800
Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,071,870
Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	5,050,056
Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB (f)	5.50%	01/01/31	3,770	3,824,100
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	9,750	10,857,308
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,557,764
Series 2010, RAC	6.13%	09/01/40	2,000	2,307,880
Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	3,960	3,798,788
Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	7,426,979
Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, Ref. RB	7.63%	12/01/33	3,240	3,340,051
Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,543,025
Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB (a)	6.13%	01/01/34	9,615	10,011,715
Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.85%	01/01/19	1,980	2,032,747
Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	944,205
Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,731,432
				79,414,710

Guam–0.11%

Guam (Territory of) Waterworks Authority;
Series 2005, Water & Wastewater System RB	5.88%	07/01/35	6,250	6,450,188
Series 2005, Water & Wastewater System RB	6.00%	07/01/25	1,000	1,038,540
				7,488,728

Hawaii–0.64%

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,017,960
Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,812,492
Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB (d)(h)	7.40%	11/15/13	5,300	5,578,409
Series 2003 A, Special Purpose RB (d)(h)	7.88%	11/15/13	4,450	4,693,371
Series 2003 A, Special Purpose RB (d)(h)	8.00%	11/15/13	10,000	10,552,600
Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds (e)	5.25%	04/01/29	12,000	13,763,640
				43,418,472

Idaho–0.23%

Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/2006; Cost $7,640,000) (a)(f)(g)	7.50%	11/01/24	7,640	266,025
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,510,737
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	1,000	1,074,360

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	$750	$807,517
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	127,494
Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	849,960
Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	1,704,170
Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	865,504
Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,661,007
				15,866,774

Illinois–12.16%

Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,140	2,888,455
Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,617	3,235,081
Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,265	2,392,723
Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,635	3,846,848
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,827,300
Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,855,760
Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(c)	0.00%	01/01/29	910	385,576
Series 2005, Sales Tax RB (k)	2.30%	01/01/15	385	352,221
Series 2005, Sales Tax RB (k)	2.40%	01/01/26	4,500	3,499,290
Series 2005, Sales Tax RB (k)	2.50%	01/01/24	6,000	4,664,760
Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,795	2,826,388
Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	6,955	7,587,975
Chicago (City of) (Chatham Ridge Redevelopment); Series 2002, Tax Increment Allocation RB (h)	6.05%	12/15/13	475	489,022
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,755	2,207,168
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB (h)	6.63%	12/01/22	3,875	3,970,596
Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(e)	5.00%	01/01/33	14,000	15,264,900
Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation RB (INS-ACA)	7.25%	01/01/14	400	401,132
Chicago (City of) Board of Education;
Series 2006 B, Unlimited Tax GO Bonds (INS-AGM) (b)(e)	5.00%	12/01/25	10,000	11,092,600
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(e)	5.00%	12/01/32	13,050	13,950,972
Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,094,350
Series 2011, COP	7.13%	05/01/25	9,700	10,793,966
Series 2011, COP	7.13%	05/01/25	9,185	10,220,884
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	13,575	14,843,041
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (f)(g)	5.50%	03/01/17	3,439	2,141,293
Deerfield (Village of);
Series 2011, Ref. CAB RB (c)	0.00%	10/01/31	1,803	449,668
Series 2011, Ref. RB	6.00%	10/01/42	3,403	2,954,689
Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	123	127,252
East Dundee (Village of) (Route 25 South Redevelopment); Series 2012, Limited Obligation Tax Increment Allocation RB	5.63%	12/01/31	1,530	1,480,505
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (g)	5.38%	03/01/16	2,500	876,350
Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	825	855,401
Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	5,099,700
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB (e)	5.00%	06/01/42	15,890	17,287,843

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.25%	02/15/14	$300	$300,717
Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,506
Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,935,870
Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,989,839
Illinois (State of) Finance Authority (Clare Oaks);
Series 2012 A-1, RB	7.00%	11/15/27	1,140	1,118,671
Series 2012 A-2, RB	7.00%	11/15/27	1,425	1,424,786
Series 2012 A-3, RB	7.00%	11/15/17	710	704,370
Series 2012 B, Ref. Sub. RB	4.00%	11/15/52	6,240	4,548,743
Series 2012 C-1, Ref. Sub. RB (c)	0.00%	11/15/52	3,902	175,744
Series 2012 C-2, Ref. Sub. RB (c)	0.00%	11/15/52	780	293,848
Series 2012 C-3, Ref. Sub. Conv. RB (c)	0.00%	11/15/52	780	181,082
Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB (g)	6.00%	05/15/28	1,249	12
Series 2010 A-7, Ref. RB (g)	6.13%	05/15/41	11,264	113
Series 2010 B, Ref. CAB RB (c)(g)	0.00%	05/15/50	5,966	60
Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,560	1,566,755
Illinois (State of) Finance Authority (Collegiate Housing Foundation - DeKalb II, LLC - Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,375,360
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (g)	6.13%	08/15/28	1,000	9,760
Series 2008 A, Ref. RB (g)	6.25%	08/15/35	3,500	34,160
Series 2008 A, Ref. RB (g)	6.25%	08/15/40	5,500	53,680
Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	1,014,550
Series 2010, RB	7.25%	02/15/45	7,400	8,224,508
Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,418,831
Series 2010 A, RB	8.00%	02/15/28	3,000	3,115,200
Series 2010 A, RB	8.13%	02/15/40	6,640	7,013,301
Series 2010 A, RB	8.25%	02/15/46	21,185	22,457,583
Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	4,475	4,478,177
Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	5.70%	08/15/28	500	500,190
Series 2006 A, RB	6.00%	08/15/26	3,850	3,962,381
Series 2006 A, RB	6.00%	08/15/39	10,460	10,580,185
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/30	1,500	1,571,220
Series 2012, Ref. RB	5.63%	05/15/42	6,000	6,248,100
Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,502,792
Series 2006 A, RB	5.75%	05/15/38	3,000	3,109,140
Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	27,655	30,238,254
Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	2,000	1,900,420
Series 2008, RB	7.75%	09/15/38	3,000	2,766,960
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,371,656
Series 2010 A, RB	8.13%	05/15/40	6,370	6,692,959
Series 2010 A, RB	8.25%	05/15/45	14,000	14,804,300
Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,230	8,234,197
Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	550,242
Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	5,430	5,433,421
Illinois (State of) Finance Authority (Plymouth Place); Series 2013, Ref. RB	6.00%	05/15/43	9,435	9,254,697
Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	12,800	16,272,512

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	$1,865	$2,335,092
Series 2009 A, RB	7.25%	11/01/38	24,235	29,939,677
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	8,250	8,925,675
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,336,900
Series 2009, RB	6.88%	08/15/38	21,875	25,905,906
Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	521,040
Series 2005 A, RB	6.13%	11/15/25	1,100	1,144,990
Series 2005 A, RB	6.25%	11/15/35	1,500	1,545,060
Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	2,015,700
Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,553,425
Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	10,500	10,519,530
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	4,500	4,508,280
Series 2005 A, RB	6.00%	05/15/37	19,565	18,634,684
Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,036,190
Series 2006 A, RB	5.88%	02/15/38	1,500	1,538,610
Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,500	4,154,360
Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,190,810
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/52	27,000	30,268,350
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (g)	6.90%	11/15/33	8,750	6,563,025
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (a)	5.05%	08/01/29	1,320	1,402,738
Illinois (State of) Finance Authority;
Series 2003 A, RB	7.00%	11/15/32	3,450	3,473,805
Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	1,000,780
Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,502,790
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB (e)	5.50%	06/15/50	18,000	19,786,680
Series 2012, CAB RB (c)	0.00%	12/15/41	25,000	6,115,750
Series 2012, CAB RB (c)	0.00%	12/15/50	40,000	5,963,200
Series 2012, CAB RB (c)	0.00%	12/15/51	76,730	10,808,188
Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS-ACA) (b)(f)	6.20%	06/15/18	4,008	4,084,713
Illinois (State of) Regional Transportation Authority; Series 2003 A, RB (INS-NATL) (b)(e)	6.00%	07/01/33	22,000	28,518,160
Illinois (State of) Toll Highway Authority;
Series 2008 B, RB (e)	5.50%	01/01/33	29,000	32,644,430
Series 2013 A, RB (e)	5.00%	01/01/38	9,900	10,900,791
Lombard Public Facilities Corp.; Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	520	438,173
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,450	3,687,981
Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB (Acquired 09/14/06; Cost $1,800,000) (f)	5.75%	12/30/25	1,800	911,088
Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,266	4,380,243
Metropolitan Pier & Exposition Authority (e)	5.00%	06/15/52	9,720	10,469,704
Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,394	5,506,842
Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,640	3,705,229
Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,645	2,684,754
Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	4,980	4,541,461
Series 2011, RB	8.50%	06/01/41	3,290	3,624,363
Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,467	8,666,906

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	$6,906	$7,090,666
Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,023	4,119,270
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (l)	5.80%	03/01/37	5,615	2,921,709
Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB (a)	6.00%	12/01/41	1,305	1,256,806
Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	24,050	28,722,915
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	2,095	2,547,604
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	700,728
Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,550,180
Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB (a)	5.75%	08/01/42	19,000	19,268,470
St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,675	1,728,365
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	2,000,740
St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	1,870	1,870,804
United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,185	2,262,401
Series 2007, Business District RB	6.00%	01/01/27	285	198,403
United City of Yorkville (City of) Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax RB	6.88%	03/01/33	5,379	5,505,514
United City of Yorkville (City of) Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax RB (Acquired 09/03/03; Cost $2,571,000) (f)	6.88%	03/01/33	2,571	1,463,105
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,408	4,095,532
United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,740	2,618,755
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	4,275	4,332,969
Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB (a)	6.10%	12/01/41	3,900	3,832,764
Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,162,360
Series 2010, RB	7.25%	11/15/40	3,200	3,466,464
Series 2010, RB	7.38%	11/15/45	1,700	1,844,908
Series 2012, RB	6.00%	05/15/42	6,595	6,567,829
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,746	3,330,007
Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,436,533
Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,992,105
Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,415	8,452,194
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	3,020	3,139,471
				828,554,205

Indiana–2.05%

Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	1,550	1,747,625
Series 2012 A, RB	7.00%	11/15/32	2,980	3,313,015
Series 2012 A, RB	7.13%	11/15/42	8,200	9,070,020
Series 2012 A, RB	7.13%	11/15/47	6,250	6,865,125
Series 2012 C-1, TEMPS-75sm RB	5.75%	11/15/19	2,000	2,017,300
Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,750	2,760,202
Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,636,300
Series 2009 A, Economic Development RB	8.00%	11/15/39	9,250	10,737,030

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation RB	6.88%	02/01/18	$555	$556,493
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	337,560
Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,621,115
Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,215,710
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	5,755	6,211,889
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (a)	5.25%	01/01/51	32,410	34,039,899
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	7,500	7,917,075
Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,903,040
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB (d)(h)	6.00%	03/01/14	13,035	13,722,727
Series 2004 A, Hospital RB (d)(h)	6.25%	03/01/14	1,500	1,581,945
North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB (g)	7.25%	07/01/33	3,000	1,350,120
Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment RB (g)	6.38%	03/01/35	3,643	1,277,090
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/13	130	124,800
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/14	125	111,129
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/15	125	102,915
Series 1997 B, Tax Increment Allocation CAB RB (c)	0.00%	12/30/16	125	95,313
Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB (f)	5.70%	09/01/37	8,000	8,331,840
Series 2007, RB (f)	5.75%	09/01/42	5,780	6,008,599
Series 2007, RB (f)	5.80%	09/01/47	5,645	5,871,929
				139,527,805

Iowa–3.17%

Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,380,750
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,389,450
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,914,095
Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,348,587
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,111,620
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,405,718
Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	508,370
Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,271,020
Series 2007 A, Ref. MFH RB (f)	5.30%	12/01/36	3,545	3,367,041
Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,408,434
Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,818,491
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.25%	12/01/25	23,000	23,750,030
Series 2013, Midwestern Disaster Area RB	5.50%	12/01/22	25,000	26,082,500
Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,009,530
Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,922,241
Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,699,647
Iowa (State of) Finance Authority (Western Home);
Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	3,160	3,169,480
Series 2012, Ref. Health Care Facilities RB	5.25%	12/01/37	9,870	9,924,976

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	$31,185	$30,206,415
Series 2005 C, Asset-Backed RB	5.50%	06/01/42	19,585	19,005,480
Series 2005 C, Asset-Backed RB	5.63%	06/01/46	32,500	31,855,200
Series 2005 D, Asset-Backed CAB RB (c)	0.00%	06/01/46	70,000	6,934,900
Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	4,003,508
Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	139,965
Series 2005 A, MFH RB	6.00%	09/01/35	400	353,124
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,589,623
Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,232
Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,101,488
Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	4,770	4,661,101
Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,365	3,436,574
Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	2,725	2,835,635
				215,895,225

Kansas–0.25%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,206,736
Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	780,540
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	928,953
Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	564,410
Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,675,620
Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,026,110
Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,375
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,567,200
Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	384,515
Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	823,333
Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	775	509,229
Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,364,567
Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	920,653
Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	331,801
Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	895	675,528
Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	683,680
				16,943,250

Kentucky–0.34%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	6.25%	05/15/18	1,000	1,005,080
Series 2011, RB	7.00%	05/15/30	2,500	2,870,775
Series 2011, RB	7.25%	05/15/41	3,050	3,514,180
Series 2011, RB	7.38%	05/15/46	1,000	1,158,310
Kentucky (State of) Economic Development Finance Authority (Masonic Homes of Kent);
Series 2012, Ref. Health Care Facilities RB	5.38%	11/15/42	2,000	2,054,780
Series 2012, Ref. Health Care Facilities RB	5.50%	11/15/45	1,645	1,702,575
Series 2012, Ref. Heath Care Facilities RB	5.38%	11/15/32	2,000	2,080,760
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	7,013,640

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	$1,820	$2,023,312
				23,423,412

Louisiana–1.23%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (b)	6.50%	12/01/18	4,530	4,730,090
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (g)	5.25%	07/01/17	14,685	5,881,636
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,925	2,638,116
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	8,690	9,870,450
Series 2009 A, RB	6.50%	08/01/29	9,500	11,418,905
Series 2010 A-1, RB	6.50%	11/01/35	9,245	11,002,659
Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,517,200
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (f)	6.38%	12/01/34	15,000	16,101,150
Louisiana (State of) Public Facilities Authority (Progressive Health Care);
Series 1998, RB	6.38%	10/01/20	2,500	2,500,000
Series 1998, RB	6.38%	10/01/28	2,000	1,917,760
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,568,843) (f)	5.75%	10/30/18	1,569	1,575,369
New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS-AGC) (b)	6.00%	01/01/23	3,000	3,514,080
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (d)	4.00%	06/01/22	6,500	7,052,110
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,210	2,211,127
				83,930,652

Maine–0.22%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	6.75%	07/01/36	500	600,075
Series 2011, RB	6.75%	07/01/41	9,505	11,305,627
Series 2011, RB	7.50%	07/01/32	2,500	3,149,425
				15,055,127

Maryland–1.79%

Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,844	1,857,148
Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,084,610
Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,526,347
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	15,605	16,946,406
Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	973,993
Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	17,900	16,809,711
Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	9,185,156
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,696,180
Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	620	620,484
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	5.13%	01/01/23	1,000	1,124,680
Series 2011 A, RB	6.13%	01/01/36	1,500	1,762,350

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	$4,475	$4,457,592
Series 2007 A, RB	5.30%	01/01/37	3,050	2,922,419
Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (g)	5.50%	07/01/38	1,500	419,940
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	6.00%	01/01/43	16,105	17,423,516
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	1,500	1,556,445
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB (a)	6.50%	07/01/24	5,780	5,418,923
Series 2003, Ref. Air Cargo RB (a)	7.34%	07/01/24	1,160	1,159,374
Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	1,034,475
Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	8,000	8,870,320
Montgomery (County of) (Trinity Health); Series 2011, Ref. RB (e)	5.00%	12/01/40	10,000	11,067,500
Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,230	1,243,997
Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,518,120
Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,015,640
Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,513,400
				122,208,726

Massachusetts–2.84%

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,895	6,898,447
Massachusetts (State of) Development Finance Agency (Covanta Energy); Series 2012, Ref. Resource Recovery RB (a)	5.25%	11/01/42	2,500	2,552,975
Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,485	5,558,664
Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	175	176,831
Series 2003, RB	6.75%	12/01/33	7,565	7,718,569
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	252,300
Series 2005, RB	5.50%	01/01/35	500	504,040
Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	395	395,257
Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,999,680
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,534,604
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	23,660	28,055,792
Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,870	5,873,933
Massachusetts (State of) Development Finance Agency (Jordan Hospital);
Series 1998 D, RB	5.25%	10/01/23	3,610	3,617,437
Series 1998 D, RB	5.38%	10/01/28	1,465	1,467,989
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	743,603
Series 2011 A-1, RB	6.25%	11/15/39	705	645,762
Series 2011 A-1, RB	6.25%	11/15/46	975	875,157
Series 2011 A-2, RB	5.50%	11/15/46	89	71,672
Series 2011 B, CAB RB (c)	0.00%	11/15/56	911	6,412
Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,023,120
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (e)	5.50%	07/01/32	14,495	19,692,473

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (g)	5.85%	01/15/18	$5,565	$28,715
Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	5,864,883
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	866,077
Series 2009 A, RB	6.90%	04/15/25	895	1,040,760
Series 2009 A, RB	8.00%	04/15/31	1,000	1,224,860
Series 2009 A, RB	8.00%	04/15/39	4,850	5,937,516
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facility RB (l)	7.50%	06/01/29	1,430	672,157
Series 2009 A, Senior Living Facility RB (l)	7.75%	06/01/39	2,000	940,080
Series 2009 A, Senior Living Facility RB (l)	7.88%	06/01/44	2,000	940,080
Series 2009 B-1, TEMPS-85sm Senior Living Facility RB (l)	7.25%	06/01/16	16,100	7,567,644
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,196,750
Series 2011 I, RB	6.88%	01/01/41	4,610	5,454,506
Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,620	2,620,811
Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS-AMBAC) (a)(b)(m)	0.58%	01/01/31	30,000	25,200,000
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(e)	5.50%	08/01/30	32,040	41,441,498
				193,661,054

Michigan–1.25%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,796,835
Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	8,062,208
Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,330	1,153,682
Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	836,420
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,450,302
Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,275	3,442,745
Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,544,133
John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,836,067
Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.38%	11/15/27	2,025	2,161,303
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	5,000	5,329,150
Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,365,629
Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	310	310,644
Michigan (State of) Finance Authority (Public School Academy - Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	5.75%	02/01/33	4,750	4,876,825
Michigan (State of) Finance Authority (Trinity Health); Series 2011, Ref. RB (e)	5.00%	12/01/39	16,120	17,544,525
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (a)	7.50%	01/01/21	2,670	2,664,713
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 B-2, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	10,516,400
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/47	4,000	4,019,720
Star International Academy; Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,171,734
Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB (k)	3.75%	04/01/33	11,620	2,540,597
Series 2002, RB (k)	3.94%	04/01/22	3,485	812,946
				85,436,578

Minnesota–3.76%

Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,365	3,382,363
Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,355,388

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	$500	$549,290
Series 2010 A, RB	6.88%	05/01/40	1,000	1,097,730
Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,703,200
Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,069,660
Series 2008 A, Lease RB	7.00%	08/01/38	700	750,736
Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,008,280
Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,007,290
Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	1,995,912
Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,903,736
Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,864,411
Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	9,448,480
Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	111,151
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,967,386
Series 2009 A, Lease RB	9.25%	03/01/39	8,000	9,189,360
Cambridge (City of) (Grandview West);
Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,411,184
Series 1998 B, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	3,001,920
Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	6,900	6,945,609
Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	429,488
Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	605,910
Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,075,220
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	4,294,200
Cuyuna (City of) (Crosby Senior Services); Series 2007 B, Senior Housing RB	6.10%	10/01/47	4,100	4,136,326
Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	19,090,440
Detroit Lakes (City of) (CDL Homes);
Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	840	849,652
Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,451,000
Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,033,460
Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,131,819
Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	270	271,339
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003, Health Care Facility RB	5.88%	12/01/29	800	818,872
Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	918,320
Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,583,788
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	7,456,277
Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,401,498
Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,053,700
New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006 A, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,312,029
Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,517
Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,005,280
Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	5,004,500
Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	821,092
Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,208,492

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	$1,500	$1,623,510
Series 2010, Housing RB	7.00%	08/01/45	3,000	3,257,730
Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,871,719
Oronoco (City of) (Wedum Shorewood Campus);
Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,623,472
Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,552,350
Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,204,000
Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,708,459
Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	956,903
Series 2004 A, Lease RB	6.75%	12/01/33	3,000	3,094,170
Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,242,900
Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,747,493
Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	976,032
Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB (d)(h)	7.50%	01/01/16	7,000	8,160,390
St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,612,224
St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	2,825	2,864,720
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	743,627
Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	930	986,321
St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,587,405
St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy);
Series 2004 A, Ref. Lease RB (d)(h)	6.88%	06/01/14	2,720	2,800,403
Series 2009, Lease RB (d)(h)	8.50%	06/01/14	1,900	1,989,395
St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	721,644
Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,492,276
St. Paul (City of) Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2012 A, Charter School Lease RB	5.50%	09/01/43	5,000	5,179,200
St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,479,674
Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,208,729
St. Paul (City of) Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	7,680,093
St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB	7.25%	11/01/26	4,035	3,730,761
St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,483,375
St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,128,310
Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,701,210
St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,764,438
Series 2007 A, RB	5.15%	10/01/42	1,340	1,339,879
Series 2007 A, RB	5.25%	10/01/42	2,000	2,007,920
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (a)	4.50%	10/01/37	8,500	8,366,040
St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,782,773
Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,310,338
Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,786,292

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	$1,900	$1,511,374
Series 2004 A, Lease RB	6.60%	12/01/34	5,275	3,917,954
Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	520	533,988
Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	2,162,880
Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	4,360,000
Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	9,303,165
West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,651,360
Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	523,910
Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,121,760
Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB (d)	6.38%	05/01/19	650	667,147
				256,306,018

Mississippi–0.24%

Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. & Improvement RB	5.25%	12/01/31	1,965	2,019,607
Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. & Improvement RB	5.75%	04/01/23	1,000	1,011,050
Series 2003, Ref. & Improvement RB	5.75%	04/01/29	2,000	2,013,560
Mississippi Business Finance Corp.; Series 2004, Air Cargo RB (a)	7.25%	07/01/34	1,575	803,282
Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB (a)(k)	3.13%	04/01/37	5,650	4,242,585
Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB (a)(k)	3.40%	11/01/37	7,000	5,024,180
Warren (County of) (International Paper Co.); Series 2011, Gulf Opportunity Zone RB	5.38%	12/01/35	1,250	1,372,350
				16,486,614

Missouri–2.49%

370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,752,240
Series 2002, RB	7.20%	05/01/33	5,250	5,254,462
Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	835	924,186
Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,310	3,580,129
Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,110,680
Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,587,148
Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	965	930,212
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)(g)	6.00%	07/01/37	28,600	4,283,422
Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	467,135
Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,079,348
Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	979,035
Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 1998, Senior Housing RB	5.90%	05/01/28	2,000	2,005,660
Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,625,114
Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,075,530
Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,953,233
Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	926,530
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	130,993

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	$3,190	$1,583,771
Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,391,792
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,756,212
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,200	1,205,952
Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,900	2,901,189
Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB (k)	3.75%	12/01/28	1,250	314,188
Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,099,130
Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,389,062
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,342,996
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,102,000
Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB (a)	6.95%	04/15/15	137	138,848
Series 2002 B, MFH RB (a)	5.25%	10/15/38	2,285	1,847,720
Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB (a)	6.45%	05/01/40	2,258	2,261,297
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,047,350
Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB (a)	7.55%	06/15/22	920	920,938
Series 2000 B, MFH RB (a)	7.55%	06/15/35	3,430	3,433,087
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,359,120
Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,162,375
Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	26,120,820
Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	890	955,095
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,611,825
Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,351,013
Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB (e)	5.00%	11/15/41	6,210	7,039,656
Series 2011 B, RB (e)	5.00%	11/15/37	10,500	12,045,285
Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,200	3,382,240
Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,051,780
Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	751,013
St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,764,445
St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	240	242,590
Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	752,085
Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,002,780
St. Louis (County of) Industrial Development Authority (Friendship Village Chesterfield); Series 2012, Senior Living Facilities RB	5.00%	09/01/42	5,000	4,831,900
St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,721,666
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Facilities RB (d)(h)	6.63%	11/15/13	4,600	4,733,538

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	$3,770	$3,972,336
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,395,285
				169,647,436

Nebraska–0.61%

Central Plains Energy (No. 3) Series 2012, Gas RB	5.00%	09/01/42	27,075	29,121,599
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,523,750
Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,626,820
				41,272,169

Nevada–0.46%

Boulder City (City of) (Boulder City Hospital Inc.); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	3,000,000
Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,620	4,624,713
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	3,095	2,420,661
Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment RB	8.00%	09/15/13	40	40,101
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	12,271,932
Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,495	2,427,485
Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,610	3,657,508
Sparks (City of) (Local Improvement District No. 3 - Legends at Sparks Marina);
Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	790	836,207
Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,071,920
				31,350,527

New Hampshire–0.29%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,360	10,193,321
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $508,876) (a)(f)	7.75%	06/01/14	520	521,316
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,735	1,775,512
New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	620	696,806
Series 2011 A, RB	6.88%	07/01/41	2,125	2,402,227
Series 2011 B-1, RB	5.55%	07/01/17	400	400,648
New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB (d)(h)	5.50%	07/01/15	1,055	1,163,834
Series 2004, Hospital RB (d)(h)	5.88%	07/01/15	2,650	2,943,938
				20,097,602

New Jersey–3.60%

Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,550,925
New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	6,396,068
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	5.13%	09/15/23	7,500	8,048,325
Series 1999, Special Facility RB (a)	5.25%	09/15/29	26,500	28,180,895
Series 2012, RB (a)	5.75%	09/15/27	33,500	34,966,295
New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	529,160
Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,581,300
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB (a)	6.50%	04/01/31	2,500	2,934,350

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB (a)(l)	6.13%	06/01/18	$2,005	$1,460,522
Series 1999 A, RB (a)(l)	6.75%	07/01/19	670	485,422
New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,648,924
Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,606,524
New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,850	2,805,825
Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,619,585
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, Energy Facility RB (a)	5.00%	06/15/37	1,250	1,325,025
Series 2012 A, Energy Facility RB (a)	5.13%	06/15/43	2,000	2,116,320
New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	7,004,060
Series 2003 A-1, RB (d)(h)	6.13%	07/01/14	3,450	3,722,274
Series 2003 A-1, RB (d)(h)	6.25%	07/01/14	5,800	6,265,566
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,034,360
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	10,000	11,390,900
Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.63%	06/01/26	18,950	18,435,508
Series 2007 1-A, RB	4.75%	06/01/34	36,510	32,050,669
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	38,000	36,345,860
Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	33,405	29,684,685
				245,189,347

New Mexico–0.86%

Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,120	1,127,302
Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,568,692
Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,547,624
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	11,156,600
New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,040	2,043,305
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012, Ref. & Improvement RB	5.50%	07/01/42	14,500	14,858,585
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group);
Series 2013, First Mortgage RB	5.00%	07/01/32	2,500	2,534,525
Series 2013, First Mortgage RB	5.00%	07/01/42	4,000	3,945,480
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,697,280
New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB (a)	6.85%	12/01/31	4,270	4,378,586
RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (CEP-GNMA)	7.13%	12/15/27	2,295	2,297,478
San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB (a)	7.25%	12/01/31	2,980	2,982,384
Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,514,745
				58,652,586

New York–5.09%

Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,135	2,087,219

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (c)	0.00%	07/15/31	$3,890	$1,766,138
Series 2009, PILOT CAB RB (c)	0.00%	07/15/32	8,500	3,592,355
Series 2009, PILOT CAB RB (c)	0.00%	07/15/33	3,915	1,535,776
Series 2009, PILOT CAB RB (c)	0.00%	07/15/34	14,345	5,294,453
Series 2009, PILOT CAB RB (c)	0.00%	07/15/44	25,805	5,887,411
Series 2009, PILOT CAB RB (c)	0.00%	07/15/45	10,000	2,175,700
Series 2009, PILOT CAB RB (c)	0.00%	07/15/46	8,950	1,856,946
Series 2009, PILOT CAB RB (c)	0.00%	07/15/47	28,815	5,631,603
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	547,925
Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	647,844
Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	1,072,080
Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,615	5,733,982
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,717,357
Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	11,259,155
Series 2006 A, RB	6.00%	11/15/36	3,530	3,603,636
Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	2,002,040
Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,197,685
Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	1,000	1,000,820
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,130,075
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	16,870,194
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,895,360
New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(e)	5.00%	10/15/27	15,400	17,536,442
One Hundred Sixty-Ninth Series 2011, Consolidated RB (a)(e)	5.00%	10/15/28	10,760	12,159,553
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	5,850	6,250,608
New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB (a)	7.95%	01/01/28	7,500	7,506,675
New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,063,850
New York (City of) Municipal Water Finance Authority;
Series 2012 CC, Ref. Water & Sewer System RB (e)	5.00%	06/15/45	14,750	16,035,758
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/45	30,000	32,743,800
New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB (e)	5.00%	03/15/31	15,000	16,930,350
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-AMBAC) (b)	5.50%	07/01/40	2,150	2,763,889
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.25%	12/01/37	4,275	4,716,864
Series 2008, RB	6.50%	12/01/21	10,100	11,664,086
New York (State of) Energy Research & Development Authority (Consolidated Edison Co.);
Series 2004 A-1, RB (INS-SGI) (a)(b)(m)	0.32%	01/01/39	21,500	18,758,750
Subseries 2001 B-1, RB (INS-AMBAC) (a)(b)(m)	0.39%	10/01/36	5,000	4,225,000
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (n)	12.33%	04/01/20	2,500	2,507,450
New York Liberty Development Corp. (1 World Trade Center); Series 2011, Liberty RB (e)	5.00%	12/15/41	32,775	36,261,605
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407) (f)(g)	6.13%	02/15/19	2,500	25
New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB (e)	5.00%	06/15/34	20,000	23,042,800

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

Niagara Area Development Corp. (Covanta Energy); Series 2012, Ref. Solid Waste Disposal Facilities RB (a)	5.25%	11/01/42	$1,500	$1,531,785
Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	4,003,680
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(d)(f)	6.63%	10/01/13	9,270	9,367,242
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (f)	5.50%	01/01/37	2,500	2,503,900
Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,875	1,938,187
Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (a)	6.38%	01/01/39	7,520	7,537,221
Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	4,005	4,033,435
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,455	1,454,811
Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,764,986
Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	2,140	2,165,744
				346,974,250

North Carolina–0.51%

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS-AGM) (b)(e)	5.25%	10/01/28	5,125	5,600,190
Series 2008, RB (INS-AGM) (b)(e)	5.25%	10/01/36	8,000	8,582,240
North Carolina (State of) Medical Care Commission (Galloway Ridge);
Series 2010 A, First Mortgage Retirement Facilities RB	5.88%	01/01/31	865	919,175
Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,613,921
North Carolina (State of) Medical Care Commission (Lutheran Services);
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/37	1,000	1,012,300
Series 2012, Ref. First Mortgage Health Care Facilities RB	5.00%	03/01/42	1,000	1,009,450
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	3,011,700
North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,034,410
Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,575,405
North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	7,650	7,805,907
North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,298,980
				34,463,678

North Dakota–0.20%

Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,338,894
Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,545	1,560,635
Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,265,416
Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	518,275
Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,561,329
Series 2007, Health Care RB	5.50%	05/01/42	5,570	5,628,262
				13,872,811

Ohio–3.64%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	13,910,686
Athens (County of) (O’Bleness Memorial Hospital);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,044,000
Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,771,060
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed RB	5.13%	06/01/24	21,720	20,388,564
Series 2007 B, First Sub. Asset-Backed CAB RB (c)	0.00%	06/01/47	431,000	30,083,800

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	$2,000	$2,117,500
Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,105,780
Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,650,827
Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	2,210,243
Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	700	701,204
Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,429,960
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,182,400
Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,750,559
Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,505,530
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.63%	07/01/47	17,750	17,344,590
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	20,000	22,477,600
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	13,500	15,001,740
Hamilton (County of) (Life Enriching Communities);
Series 2012, Health Care RB	5.00%	01/01/32	2,250	2,368,035
Series 2012, Health Care RB	5.00%	01/01/46	3,610	3,719,347
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,841,751
Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB (l)	6.75%	12/01/27	1,900	855,000
Series 2008, Infrastructure Improvement RB (l)	7.00%	12/01/38	1,389	625,050
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	21,049,300
Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,201,680
Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	7,197,580
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	19,120	18,610,834
Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	730	747,666
Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,315,860
Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,158,849
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(h)	6.75%	01/15/15	6,000	6,614,760
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	6,580	6,749,698
				247,731,453

Oklahoma–0.68%

Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB (l)	6.63%	10/01/37	3,405	3,407,758
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,050	2,025,728
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	555	601,509
Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	445	463,334
Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,592,000
Series 2012 A, RB	5.00%	04/01/33	1,100	1,107,733
Series 2012 A, RB	5.13%	04/01/42	4,260	4,290,544
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,562,020
Series 2007, Hospital RB	5.13%	12/01/36	9,430	9,443,108
Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,930	3,187,166
Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	5,560	6,065,460

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	$1,250	$1,409,087
Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,350	6,011,367
Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,353,113
				46,519,927

Oregon–0.70%

Clatsop (County of) Care Center Health District;
Series 1998, Senior Housing RB	6.00%	08/01/14	345	345,756
Series 1998, Senior Housing RB	6.88%	08/01/28	6,145	6,153,480
Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB (g)	7.50%	09/01/27	1,600	720,128
Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB (a)	5.25%	07/01/29	9,220	9,836,818
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB (a)	7.25%	06/01/28	7,130	7,135,561
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	264,397
Series 2012, Ref. RB	6.00%	05/15/42	4,900	5,275,781
Series 2012, Ref. RB	6.00%	05/15/47	5,745	6,171,222
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/33	1,000	1,142,310
Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB (d)(h)	7.00%	12/01/13	9,925	10,357,432
				47,402,885

Pennsylvania–2.48%

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,323,798
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,358,329
Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	335	345,948
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,542,165
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (a)	6.13%	11/01/34	4,640	4,691,782
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,521,765
Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,934,883
Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	2,145	2,639,616
Series 2009 B, RB	7.25%	07/01/39	1,590	1,923,296
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	506,565
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	273,060
Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	533,050
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	980,946
Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,061,830
Series 2007 A, RB	6.38%	12/15/37	1,500	1,586,220
Chester (County of) Industrial Development Authority (Collegium Charter School);
Series 2012 A, Ref. RB	5.25%	10/15/32	2,320	2,324,965
Series 2012 A, Ref. RB	5.38%	10/15/42	4,230	4,234,357
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2012, Ref. RB	5.25%	01/01/32	1,265	1,310,464
Series 2012, Ref. RB	5.25%	01/01/41	3,400	3,481,226
Series 2010, RB	6.13%	01/01/45	8,000	8,717,840
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	9,340,324

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	$1,000	$1,088,260
Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	1,640	1,733,398
Series 2008 A, RB	5.35%	01/01/20	515	515,654
Series 2008 A, RB	5.45%	01/01/21	885	886,151
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,460	7,470,369
Delaware Valley Regional Financial Authority; Series 2007 A, RB	5.50%	06/01/37	5,000	5,725,250
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,096,960
Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,388,924
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB (l)	6.00%	09/01/36	8,500	6,056,505
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	4,430	4,355,177
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB (l)	6.00%	11/01/18	2,750	1,100,110
Series 1998, RB (g)	6.00%	11/01/23	9,085	3,634,363
Series 1999, RB (g)	6.20%	11/01/14	2,280	912,091
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	1,605	1,605,626
Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,927,840
Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	7,885	8,442,075
Montgomery (County of) Industrial Development Authority (Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	2,365	2,367,105
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	7,026,720
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,904,738
Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,876,169
Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	825	826,790
Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,165	3,168,956
Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,505,000) (f)	6.50%	10/01/32	1,505	1,546,658
Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	425	425,969
Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,291,581
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.); Series 2002 A, RB	7.25%	01/01/21	4,000	4,084,720
Philadelphia (City of) Industrial Development Authority (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB (l)	5.50%	11/15/18	1,350	269,960
Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	1,096,835
Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	35	35,424
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,092,800
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	4,130,114
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	555,330
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,645,215
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (a)	7.75%	12/01/17	11,550	11,566,863
Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB (a)	6.50%	01/01/38	4,300	4,822,407
				169,305,536

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–0.71%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, Sr. Lien RB	6.00%	07/01/38	$7,415	$7,615,057
Series 2012 A, Sr. Lien RB	5.25%	07/01/42	7,465	7,211,115
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(h)	5.25%	07/01/14	75	79,034
Puerto Rico Sales Tax Financing Corp.;
Series 2007 A, CAB RB (INS-AMBAC) (b)(c)	0.00%	08/01/54	260,595	22,510,196
Series 2007 A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/45	30,000	5,057,700
Series 2007 A, CAB RB (INS-NATL) (b)(c)	0.00%	08/01/46	38,595	6,098,782
				48,571,884

Rhode Island–0.32%

Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,255	3,256,107
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,883,175
Series 2009 A, Hospital Financing RB (INS-AGC) (b)	6.25%	05/15/30	2,000	2,298,540
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	13,000	13,227,500
				21,665,322

South Carolina–0.81%

Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Special Assessment RB	5.45%	12/01/37	1,430	1,428,084
Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,213,416
Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	885	817,713
Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,116,225
South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB	5.90%	05/15/34	1,000	1,002,280
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,058,474
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,589,655
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,145,870
Series 2013, Health Facilities RB	5.00%	05/01/43	1,000	986,210
Series 2013, Health Facilities RB	5.13%	05/01/48	2,000	1,989,180
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	6,500	6,562,270
Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	16,270	16,423,101
Series 2003 C, Hospital Facilities RB (d)(h)	6.38%	08/01/13	4,005	4,046,011
Series 2003 C, Hospital Facilities RB (d)(h)	6.38%	08/01/13	495	500,069
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	751,755
Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,280,400
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	1,426	952,872
Series 2012, Ref. RB	6.00%	11/15/42	4,777	3,124,386
Series 2012, Ref. RB	6.00%	11/15/47	5,561	3,622,887
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	2,383	2,383
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	1,742	1,742
Series 2012, Ref. Sub. CAB RB (c)	0.00%	11/15/47	611	611
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,526,500
				55,142,094

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–0.05%

Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	$2,000	$1,962,280
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,288,495
				3,250,775

Tennessee–0.97%

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village); Series 2004 A, Retirement Facilities RB (d)(h)	6.25%	02/15/14	3,550	3,691,148
Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,004,350
Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	400	405,492
Series 2003 A, Residential Care Facility Mortgage RB (d)(h)	7.00%	12/01/13	3,650	3,771,983
Series 2003 A, Residential Care Facility Mortgage RB (d)(h)	7.25%	12/01/13	14,800	15,313,116
Series 2006, Residential Care Facility Mortgage RB (d)(h)	6.25%	12/01/16	700	800,310
Series 2012, Ref. Residential Care Facility Mortgage RB	5.00%	12/01/32	2,100	2,106,300
Series 2012, Ref. Residential Care Facility Mortgage RB	5.25%	12/01/42	1,500	1,509,480
Series 2012, Ref. Residential Care Facility Mortgage RB	5.38%	12/01/47	2,000	2,012,220
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	1,039,330
Series 2006 A, RB	5.75%	09/01/37	1,900	1,905,377
Series 2013 A, Ref. RB	5.50%	09/01/47	15,000	14,366,100
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	16,230,679
				66,155,885

Texas–10.97%

Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group); Series 2003, Retirement Facility RB (d)(h)	7.00%	11/15/13	1,109	1,154,158
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (a)(l)	6.50%	11/01/29	9,265	6,869,905
Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,804,075
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB (f)	5.75%	01/01/34	5,060	5,261,034
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,235,660
Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB (a)	7.00%	01/01/39	4,040	4,053,574
Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,826,734
Series 2012, Ref. RB	5.50%	07/01/42	10,000	10,540,100
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,284,732
Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	6.00%	01/01/41	7,000	8,075,900
Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	16,889,600
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2011, Education RB	5.75%	08/15/41	1,130	1,273,826
Series 2012, RB	5.00%	08/15/42	3,750	4,018,275
Clifton Higher Education Finance Corp. (Uplift Education);
Series 2010 A, Education RB	6.13%	12/01/40	4,970	5,707,498
Series 2010 A, Education RB	6.25%	12/01/45	7,000	8,095,290
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,474,091
Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	470	474,348
Series 2004 A, RB	7.00%	09/01/25	13,775	14,405,206
Series 2004 A, RB	7.13%	09/01/34	8,155	8,499,630

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	$810	$831,036
Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	691,968
Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,260,254
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.50%	07/01/17	610	29,439
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.63%	01/01/20	345	16,650
Series 2003, Sub. Lien Independent Senior Living Center RB (l)	7.75%	01/01/34	3,595	173,495
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(h)	7.20%	12/01/14	1,000	1,102,390
Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,637,325
HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	500,405
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,840,486
HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	3,716,968
Series 2009 A, RB	7.75%	11/15/44	15,345	11,627,981
Series 2009 B, RB	6.38%	11/15/19	1,210	1,105,456
HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	4,333,970
Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	13,798,120
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,597,570
Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	512,370
Series 2005, Hospital RB	5.00%	08/15/19	700	711,620
Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,559,150
Series 2008, RB	6.00%	02/15/38	5,155	5,240,882
Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Special Facilities Airport System RB (a)	6.13%	07/15/27	3,120	3,131,981
Series 1998 C, Airport System Special Facilities RB (a)	5.70%	07/15/29	4,730	4,741,494
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	6,000	6,025,980
Series 2011 A, Ref. Airport System Special Facilities RB (a)	6.63%	07/15/38	10,000	11,417,100
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/23	6,580	7,535,350
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/24	3,670	4,189,489
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/25	6,800	7,685,020
Series 2009 A, Ref. Sr. Lien Airport System RB (e)	5.00%	07/01/26	3,000	3,388,740
Series 2011 A, Ref. First Lien Utility System RB (e)	5.25%	11/15/31	18,360	21,394,357
Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB (d)(h)	7.00%	02/15/14	800	845,984
Series 2004 A, Retirement Facilities RB (d)(h)	7.00%	02/15/14	750	793,110
Houston Higher Education Finance Corp. (Cosmos Foundation);
Series 2012 A, RB	5.00%	02/15/32	1,200	1,290,984
Series 2012 A, RB	5.00%	02/15/42	2,500	2,642,550
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	617,845
Series 2011 A, RB	6.88%	05/15/41	790	992,477
La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,679,227
La Vernia Higher Education Finance Corp. (Cosmos Foundation);
Series 2008 A, RB	6.25%	02/15/17	1,025	1,141,707
Series 2008 A, RB	7.13%	02/15/38	2,000	2,289,440
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,399,196
Series 2009 A, RB	6.38%	08/15/44	7,225	8,387,286
Lone Star College System; Series 2009, Limited Tax GO Bonds (e)	5.00%	08/15/34	23,200	26,795,304
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,632,375
Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,403,380

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	$1,000	$1,165,380
Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	11,115	11,115,556
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,531,305
Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB (f)	6.20%	11/15/29	4,500	4,529,835
North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,720,740
North Texas Education Finance Corp. (Uplift Education);
Series 2012 A, RB	5.13%	12/01/42	3,000	3,187,710
Series 2012 A, RB	5.25%	12/01/47	2,100	2,242,737
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS-BHAC) (b)(e)	5.75%	01/01/48	30,545	35,225,716
Series 2011 B, Special Project System CAB RB (c)	0.00%	09/01/37	15,500	4,478,880
Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,130	2,862,197
Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB (d)(h)	5.88%	09/01/18	805	999,689
Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	648,204
Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,228,690
Red River Health Facilities Development Corp. (MRC the Crossings); Series 2012, Continuing Care Retirement Community BAN (f)	12.00%	12/14/17	3,000	2,983,770
Red River Health Facilities Development Corp. (Sears Methodist Retirement System);
Series 2013, Retirement Facility RB	5.45%	11/15/38	2,000	1,823,380
Series 2013, Retirement Facility RB	5.75%	11/15/39	1,730	1,635,767
Series 2013, Retirement Facility RB	6.05%	11/15/46	6,130	5,967,003
Series 2013, Retirement Facility RB	6.05%	11/15/46	1,323	1,287,821
Series 2013, Retirement Facility RB	6.15%	11/15/49	2,968	2,908,729
Series 2013, Retirement Facility RB	6.25%	05/09/53	673	664,204
San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS-AMBAC) (a)(b)	5.00%	07/15/39	14,000	14,017,360
San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,176,400
Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (a)	8.00%	07/01/38	40,000	42,554,800
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2009, Retirement Facility RB	6.13%	11/15/29	1,000	1,104,570
Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,317,615
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,500	1,567,260
Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,624,775
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,195,161
Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,548,105
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,633,504
Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	14,105,058
Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	1,481	1,485,014
Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,687,860
Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,869,750
Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	9,006,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,485,610
Series 2009 A, Retirement Facility RB	8.25%	11/15/39	2,140	2,459,844
Series 2009 A, Retirement Facility RB	8.25%	11/15/44	13,770	15,803,829
Series 2009 C-1, TEMPS 80sm Retirement Facility RB	7.50%	11/15/16	11,280	11,311,922

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas (State of) Department of Housing & Community Affairs (Linked Select Auction Variable Rate Securities & Residual Interest Bonds); Series 1992 C, Home Mortgage RB (CEP-GNMA) (a)	6.90%	07/02/24	$350	$361,305
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS-AMBAC) (b)(c)	0.00%	08/15/32	22,115	7,114,838
Series 2002, CAB RB (INS-AMBAC) (b)(c)	0.00%	08/15/33	37,225	11,253,490
Series 2002, CAB RB (INS-AMBAC) (b)(c)	0.00%	08/15/36	19,000	4,783,250
Series 2002, CAB RB (INS-AMBAC) (b)(c)	0.00%	08/15/37	30,000	7,097,700
Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/25	15,000	17,232,750
Series 2008 B, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/28	11,425	12,886,600
Series 2008 B, Sub. Lien State Revolving Fund RB (e)	5.00%	07/15/29	5,000	5,639,650
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	10,000	10,692,500
Series 2012, Gas Supply RB	5.00%	12/15/29	14,500	15,457,145
Series 2012, Gas Supply RB	5.00%	12/15/30	13,950	14,836,941
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	22,345	27,134,874
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	13,415	16,012,546
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,075,990
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,617,189
Series 2010 A, Education RB	7.13%	02/15/40	1,810	2,042,313
Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB (f)	7.00%	12/01/34	3,450	3,517,102
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, Education RB	5.25%	08/15/42	2,375	2,382,647
Travis County Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,708,080
Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,284,050
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,973,600
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	8,500	8,972,685
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	465	515,741
Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,493,855
				747,900,138

Utah–0.47%

Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment RB	8.25%	02/01/21	1,080	1,081,404
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,345	2,295,966
Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	675	697,869
Series 2007 A, Charter School RB	5.63%	07/15/37	2,700	2,701,269
Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,401,935
Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	7,035,404
Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,740,139
Series 2010 A, Charter School RB	5.63%	07/15/40	710	755,504
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,354,250
Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,707,575

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	$945	$987,478
Series 2012, RB	6.30%	07/15/32	850	894,217
Series 2012, RB	6.55%	07/15/42	2,000	2,106,520
Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,075	4,080,094
West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB (f)	6.38%	06/01/37	1,870	1,881,108
				31,720,732

Vermont–0.07%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,823,625
Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	40	40,781
Series 2002 A, RB	6.50%	06/15/32	175	177,919
				5,042,325

Virgin Islands–0.14%

Virgin Islands (Government of) (Matching Fund Loan Note - Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,244,840
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2012 A, RB (f)	5.00%	10/01/32	4,000	4,375,640
				9,620,480

Virginia–2.74%

Bell Creek Community Development Authority;
Series 2003 A, Special Assessment RB	6.75%	03/01/22	173	174,573
Series 2003 B, Special Assessment RB	7.00%	03/01/32	1,533	1,542,535
Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB (l)	6.60%	03/01/25	1,394	906,727
Series 2003 B, Special Assessment RB (l)	6.75%	03/01/34	7,595	4,941,231
Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB (l)	6.25%	03/01/37	9,500	5,696,295
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 2012, First Mortgage Retirement Facilities RB	5.13%	01/01/43	3,000	3,029,430
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	4,511,300
Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	4,836,040
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC);
Series 2013 A, Residential Care Facility RB	5.00%	12/01/42	2,800	2,864,316
Series 2013 A, Residential Care Facility RB	5.00%	12/01/47	3,000	3,060,270
Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	5.00%	07/01/42	2,000	2,017,360
Series 2012 A, Residential Care Facility RB	5.00%	07/01/47	1,985	1,990,121
Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environmental Improvement RB (a)	5.70%	11/01/27	5,200	5,296,252
Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	408,118
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	806,754
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	438,583
Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	510,165
Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	4,350	4,418,904
New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	923	622,416
Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,631,075
Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	502,100
Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB (d)(h)	7.38%	12/01/13	500	517,805

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	$6,715	$7,256,028
Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,430,697
Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,595,760
Route 460 Funding Corp.;
Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	8,870	9,321,483
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/34	3,000	1,053,660
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/35	5,755	1,902,776
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/36	5,310	1,658,579
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/37	6,935	2,050,055
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/38	6,250	1,739,312
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/42	17,350	3,870,958
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/43	18,410	3,885,799
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/44	19,400	3,890,476
Series 2012 B, Sr. Lien Toll Road CAB RB (c)	0.00%	07/01/45	15,285	2,894,062
The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB	5.45%	03/01/36	7,000	4,155,620
Series 2006 C, Special Assessment RB	5.80%	03/01/36	7,250	4,254,517
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (o)	0.14%	07/01/42	9,700	9,700,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (a)	5.50%	01/01/42	10,000	10,723,100
Series 2012, Sr. Lien RB (a)	6.00%	01/01/37	22,710	25,297,577
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (a)	5.00%	01/01/40	13,000	13,420,680
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (d)(f)(h)	9.00%	07/01/14	8,300	8,889,134
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	6,078,950
				186,791,593

Washington–3.17%

Grant (County of) Public Hospital District No. 3 (Columbia Basin Hospital);
Series 2012, Unlimited Tax GO Bonds	5.25%	12/01/29	1,155	1,201,881
Series 2012, Unlimited Tax GO Bonds	5.50%	12/01/36	2,000	2,094,140
Greater Wenatchee (City of) Regional Events Center Public Facilities District; Series 2012 A, RB	5.50%	09/01/42	3,420	3,627,013
Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	7,604,800
Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,002,600
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,852,535
Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	541,985
Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,366,200
King (County of);
Series 2010, Ref. Sewer RB (e)	5.00%	01/01/45	25,555	27,467,536
Series 2011 B, Ref. Sewer RB (e)	5.00%	01/01/34	38,540	43,218,756
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,038,940
Series 2007, RB	6.25%	12/01/28	3,645	3,722,165
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. Special Facilities RB (a)	5.00%	04/01/30	11,500	11,823,150
Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2003, Ref. RB (d)(h)	6.00%	12/01/13	1,000	1,028,590
Series 2007, RB	5.75%	12/01/28	1,250	1,344,338
Series 2010, RB	5.75%	12/01/35	6,000	6,603,180
Series 2010, RB	6.00%	12/01/30	3,160	3,580,248
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,446,059
Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	8,085	8,608,100

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	$11,300	$14,175,285
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB (d)(h)	6.50%	11/15/14	1,500	1,634,385
Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS-Radian) (b)	5.50%	08/15/42	3,000	3,139,890
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,703,670
Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB (f)	6.20%	01/01/36	19,025	20,509,330
Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	02/01/29	18,450	21,481,520
				215,816,296

West Virginia–0.51%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (a)	5.50%	10/15/37	5,250	5,528,303
Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	6.50%	06/01/23	1,230	1,299,065
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,569,240
Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	891,970
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,599,675
Series 2008, RB	6.50%	10/01/38	13,000	13,623,220
Series 2008, RB	6.75%	10/01/43	9,650	10,209,217
				34,720,690

Wisconsin–1.23%

Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,380	3,382,501
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB (g)	5.50%	08/01/22	300	89,934
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB (a)	5.75%	11/01/37	4,000	4,239,160
Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,000	1,085,040
Series 2008, RB	7.25%	06/01/38	1,000	1,076,450
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB (d)(h)	6.50%	08/15/14	250	259,575
Series 2004 A, RB (d)(h)	6.75%	08/15/14	1,600	1,658,256
Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	2,250	1,691,347
Series 2004, RB	6.13%	12/01/34	5,400	3,899,934
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	527,190
Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	980	980,970
Series 1998, RB	5.75%	10/01/28	2,485	2,485,497
Series 1998, Special Term RB	5.90%	10/01/28	335	335,111
Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	1,053,930
Series 2010 A, Ref. RB	6.10%	06/01/28	800	845,880
Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB (d)(h)	6.13%	04/01/14	1,760	1,842,667
Series 2004 A, RB (d)(h)	6.25%	04/01/14	2,775	2,908,228
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,563,520
Series 2009 A, RB	7.63%	09/15/39	1,000	1,150,810

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB (d)(h)	6.00%	07/01/13	$100	$100,455
Series 2003, RB (d)(h)	6.13%	07/01/13	150	150,698
Series 2003, RB (d)(h)	6.50%	07/01/13	1,200	1,205,964
Series 2003, RB (d)(h)	6.63%	07/01/13	1,750	1,758,872
Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	1,660	1,708,323
Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,405,448
Series 2010, RB	7.00%	08/01/33	2,000	2,093,500
Series 2012, RB	5.75%	08/01/35	3,215	3,197,092
Series 2012, RB	5.88%	08/01/42	2,660	2,637,736
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	650	744,978
Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,429,806
Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	12,025,517
Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,787,520
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.75%	04/01/42	3,590	3,712,706
Wisconsin (State of) Public Finance Authority (Voyager Foundation Inc.);
Series 2012 A, Charter School RB	5.50%	10/01/22	780	794,758
Series 2012 A, Charter School RB	6.00%	10/01/32	1,475	1,508,689
Series 2012 A, Charter School RB	6.20%	10/01/42	1,300	1,335,061
				83,673,123

Wyoming–0.17%

Teton (County of) Hospital District (St. John’s Medical Center);
Series 2011 B, RB	5.50%	12/01/27	1,000	1,133,890
Series 2011 B, RB	6.00%	12/01/36	2,840	3,302,551
West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,298,181
Series 2011 A, RB	7.00%	06/01/40	4,890	5,792,156
				11,526,778
Total Municipal Obligations (Cost $7,203,257,718) (p)				7,435,812,807

Bonds and Notes–0.00%

Specialized Consumer Services–0.00%

Sear Tyler Methodist Retirement Corp., Sub. Notes (Acquired 02/25/13; Cost $0) (f)	2.00%	02/25/48	135	0
TOTAL INVESTMENTS–109.11% (Cost $7,203,113,395)				7,435,812,807
FLOATING RATE NOTE OBLIGATIONS–(9.28)% Notes with interest rates ranging from 0.11% to 0.28% at 05/31/13 and contractual maturities of collateral ranging from 07/01/22 to 10/01/52 (See Note 1D)(q)				(632,450,000)
OTHER ASSETS LESS LIABILITIES–0.17%				11,595,389
NET ASSETS–100.00%				$6,814,958,196

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance Co.
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer

Jr.	—Junior
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAC	—Revenue Anticipation Certificates
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Zero coupon bond issued at a discount.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $255,478,156, which represented 3.75% of the Fund’s Net Assets.

(g)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at May 31, 2013 was $44,675,972, which represented less than 1% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(l)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $61,479,802, which represented less than 1% of the Fund’s Net Assets.

(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(n)

Current coupon rate for inverse floating rate municipal obligation. The rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $2,507,450 which represents less than 1% of the Fund’s Net Assets.

(o)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5%.

(q)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $1,116,076,448 are held by Dealer Trusts and serve as collateral for the $632,450,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco High Yield Municipal Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (m) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (e) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco High Yield Municipal Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$7,435,812,807	$--	7,435,812,807
Bonds and Notes	--	--	0	0
Total Investments	$--	$7,435,812,807	$0	$7,435,812,807

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $618,886,569 and $760,416,765, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$499,671,742
Aggregate unrealized (depreciation) of investment securities	(292,071,242)
Net unrealized appreciation of investment securities	$207,600,500
Cost of investments for tax purposes is $7,228,212,307.

Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-ITMI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.55%

Alabama–0.33%

Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	5.00%	12/01/21	$2,250	$2,635,718

Alaska–0.76%

Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	250	291,268
Series 2009 1, RB	5.25%	09/01/24	400	468,396
Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS-NATL) (a)	5.00%	08/01/15	2,680	2,910,694
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS-AGC) (a)	5.00%	09/01/19	1,000	1,204,610
Series 2009, Lease RB (INS-AGC) (a)	5.50%	09/01/23	1,000	1,202,890
				6,077,858

Arizona–4.43%

Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,167,560
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	523,355
Series 2009 C, Health Facilities RB (b)	5.00%	07/01/14	1,500	1,561,560
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (b)	6.00%	05/01/14	2,400	2,501,928
Mesa (City of); Series 2013, Excise Tax RB	5.00%	07/01/27	2,250	2,502,990
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (b)	5.50%	06/01/14	1,000	1,048,110
Series 2009 E, PCR (b)	5.75%	06/01/16	1,000	1,116,880
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	499,565
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,307,500
Phoenix Civic Improvement Corp.,
Series 2008 B, Sr. Lien Airport RB (c)	5.00%	07/01/13	1,000	1,004,110
Series 2013, Ref. Sr. Lien Airport RB (c)	5.00%	07/01/27	2,320	2,644,150
Series 2013, Ref. Sr. Lien Airport RB (c)	5.00%	07/01/28	7,680	8,682,854
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	5.00%	07/01/25	750	744,593
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	441	468,651
Pima (County of); Series 2012 A, Sewer System RB	5.00%	07/01/23	1,100	1,313,840
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	577,750
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,177,680
University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,135,650
Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,323,940
				35,302,666

California–11.38%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,108,260
Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	595	595,946
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	516,355
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB (b)	5.00%	07/01/14	500	524,195
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,149,100

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	$1,500	$1,674,360
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (d)	5.50%	07/01/18	875	922,049
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(d)	5.00%	07/01/27	5,000	5,199,650
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-2, TEMPS-55sm RB	2.40%	10/01/20	1,250	1,251,900
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB (b)(e)	1.07%	05/01/17	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,740	2,134,789
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	555	565,856
Series 2009, Senior Living RB	6.25%	11/15/19	600	676,272
California (State of);
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.80%	05/01/15	1,750	1,750,000
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	7,000	7,929,880
Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,188,270
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/21	2,000	2,385,600
Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.00%	09/02/23	1,000	1,031,070
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	386,640
Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	566,923
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,796,704
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (d)	5.50%	03/01/18	120	130,961
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,126,440
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (c)	5.00%	05/01/26	2,640	2,994,024
Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (c)	5.30%	07/01/13	110	110,197
Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	08/01/16	1,880	1,807,357
Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	570,447
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/22	575	611,737
Series 2012, Ref. Special Tax RB	5.00%	09/01/23	450	476,267
Regents of the University of California;
Series 2009 O, General RB (g)	5.75%	05/15/23	795	970,019
Series 2009 O, General RB (g)	5.75%	05/15/25	1,185	1,445,878
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,737,120
Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS-AMBAC) (a)	5.00%	11/01/14	3,500	3,712,275
Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,334,640
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,179,670
San Diego (County of) Regional Airport Authority;
Series 2013 B, Sr. RB (c)	5.00%	07/01/23	700	826,049
Series 2013 B, Sr. RB (c)	5.00%	07/01/29	1,500	1,674,195
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (c)	5.00%	05/01/23	2,000	2,316,900
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,276,361
Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,164,540
Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	577,675

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 A, Ref. Special Tax RB	5.00%	08/01/27	$750	$827,017
Series 2013 B, Special Tax RB	5.00%	08/01/27	405	446,589
San Jose (City of); Series 2011 A-1, Airport RB (c)	5.25%	03/01/26	2,000	2,255,940
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.50%	08/01/26	3,195	3,727,638
Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,344,780
Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS-AGM) (a)(h)	0.10%	07/01/23	4,210	4,210,000
Twin Rivers Unified School District (School Facility Bridge Funding Program);
Series 2007, COP (INS-AGM) (a)(b)	3.20%	06/01/20	5,000	4,965,650
Series 2007, COP (INS-AGM) (a)	3.50%	06/01/41	1,500	1,500,000
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	3,700	3,676,098
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,262,160
				90,612,443

Colorado–2.05%

Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	516,785
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.00%	01/15/22	750	842,513
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,153,390
Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB (b)(i)	5.00%	11/15/13	1,560	1,593,961
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/24	2,000	2,346,980
Series 2008, Unlimited Tax GO Bonds (g)	5.00%	08/01/25	500	585,660
Denver (City & County of); Series 2012 A, Airport System RB (c)	5.00%	11/15/22	500	591,680
Denver (City of) Urban Renewal Authority (Stapleton); Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/23	5,000	5,795,150
Plaza Metropolitan District No. 1;
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/21	1,045	1,161,016
Series 2013, Ref. Tax Allocation RB	5.00%	12/01/22	500	552,510
University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,201,460
				16,341,105

Connecticut–0.48%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,154,110
Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (e)	0.54%	03/01/18	2,500	2,500,000
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	165	165,229
				3,819,339

Delaware–0.07%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	518,000

District of Columbia–1.03%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/30	2,000	2,125,560
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/16	2,325	2,615,253
Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/19	3,000	3,488,640
				8,229,453

Florida–8.50%

Atlantic Beach (City of) (Fleet Landing);
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/23	565	632,817
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/21	440	500,271
Series 2013 A, Ref. Health Care Facilities RB	5.00%	11/15/22	375	424,219

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Brevard County School District; Series 2004 B, Ref. COP (b)(i)	5.00%	01/01/15	$1,000	$1,072,780
Broward (County of);
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	1,000	1,160,400
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	1,000	1,152,050
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,176,250
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,313,120
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,355,480
Florida (State of) Mid-Bay Bridge Authority; Series 2007 A, RB (INS-AMBAC) (a)	5.00%	10/01/27	4,715	5,016,383
Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS-NATL) (a)	5.00%	10/01/13	1,630	1,655,037
Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,285,000
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,155,230
Florida State Board of Education; Series 2005 A, Lottery RB (INS-AMBAC) (a)	5.00%	07/01/19	2,500	2,756,225
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB (b)	6.50%	11/17/15	3,000	3,408,720
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,000	1,152,050
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.00%	11/15/24	1,990	2,176,523
Series 2012, RB	5.50%	11/15/32	1,670	1,841,258
Miami-Dade (County of) Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/24	815	956,867
Series 2012 A, RB	5.00%	04/01/25	1,000	1,151,250
Miami-Dade (County of) Expressway Authority; Series 2013 A, Ref. Toll System RB	5.00%	07/01/22	2,000	2,378,100
Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS-NATL) (a)	5.00%	08/01/13	1,810	1,823,466
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/24	2,250	2,630,767
Series 2012 A, Ref. Aviation RB (c)	5.00%	10/01/23	2,000	2,334,080
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	3,000	3,372,060
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	510,895
Orlando (City of) & Orange (County of) Expressway Authority;
Series 2012, Ref. RB	5.00%	07/01/20	1,250	1,502,463
Series 2012, Ref. RB	5.00%	07/01/23	1,000	1,183,730
Osceola (County of); Series 2007, Ref. Infrastructure Sales Surtax RB (INS-AMBAC) (a)	5.00%	10/01/13	3,140	3,186,095
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/23	1,215	1,351,845
Palm Beach County School District; Series 2007 D, Ref. COP (INS-NATL) (a)	5.00%	08/01/13	3,735	3,764,768
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(b)	5.35%	05/01/18	1,000	1,168,230
Reedy Creek Improvement District;
Series 2013 1, Ref. Utilities RB	5.00%	10/01/22	800	940,232
Series 2013 1, Ref. Utilities RB	5.00%	10/01/21	885	1,043,548
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (d)	5.75%	10/01/22	750	826,140
St. Lucie (County of); Series 2007, Transportation RB (INS-AMBAC) (a)	5.00%	08/01/13	1,000	1,007,600
Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/13	1,605	1,627,968
Series 2007, Sales Tax RB (INS-NATL) (a)	5.00%	10/01/14	1,500	1,583,220
Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS-AGM) (a)(c)	5.00%	10/01/18	1,000	1,148,290
				67,725,427

Georgia–1.36%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	870	1,088,187
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,286,244
Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,765,140
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/20	5,000	4,960,950
Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,116,270
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	602,304
				10,819,095

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.76%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	$1,000	$1,106,430
Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,126,830
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/21	1,500	1,794,810
Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/22	1,700	2,031,466
				6,059,536

Hawaii–0.17%

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB (b)(i)	7.88%	11/15/13	250	263,673
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,072,980
				1,336,653

Idaho–0.15%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	595,410
Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB (c)	5.00%	07/01/17	585	599,555
				1,194,965

Illinois–9.35%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	965,460
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,651,800
Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,156	1,227,834
Chicago (City of) (O’Hare International Airport); Series 2012 A, Ref. Sr. Lien General Airport RB (c)	5.00%	01/01/26	5,000	5,526,400
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	847	853,530
Chicago (City of) Board of Education;
Series 2007 D, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/17	1,010	1,160,298
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (b)(e)	0.98%	06/01/18	5,000	5,000,000
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (g)	5.00%	12/01/24	3,000	3,570,900
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/23	2,200	2,472,800
Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/24	3,965	4,420,697
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,159,310
Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	820,763
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/23	2,000	2,353,760
Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	510,150
Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS-AGC) (a)	4.60%	03/01/17	660	704,339
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,204,280
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,185,260
Illinois (State of) Finance Authority (DePaul University); Series 2013, Ref. RB	5.00%	10/01/23	750	894,165
Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/23	900	1,013,481
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/24	1,175	1,313,850
Series 2008 A, RB (INS-AMBAC) (a)	6.00%	02/01/26	380	423,525
Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB (j)	6.00%	08/15/22	750	7,320
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	1,000	1,145,560
Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.00%	05/15/22	2,000	2,101,600
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,137,514
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,000	2,000,880
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/17	1,500	1,504,020
Series 1997, RB (INS-AMBAC) (a)	5.25%	08/01/22	1,000	1,001,650

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	$2,000	$2,234,940
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	255	257,155
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (g)	5.00%	12/15/20	5,000	6,056,250
Series 2012 B, RB (g)	5.00%	06/15/23	3,500	4,190,760
Illinois (State of) Municipal Electric Agency; Series 2007 A, Power Supply System RB (INS-NATL) (a)	5.00%	02/01/15	1,000	1,074,450
Illinois (State of); Series 2012, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	08/01/22	1,250	1,415,900
Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds (f)(i)	0.00%	12/01/21	330	276,656
Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	12/01/20	2,900	2,349,899
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	3,000	3,583,680
Series 2010, RB	5.38%	06/01/21	525	631,869
Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	160	160,298
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,917,926
				74,480,929

Indiana–4.12%

Carmel (City of) Redevelopment Authority; Series 2006, RB (INS-NATL) (a)	5.00%	07/01/22	1,000	1,119,550
Hobart Building Corp.; Series 2006, First Mortgage RB (INS-NATL) (a)	5.50%	07/15/13	830	835,237
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	553,265
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,171,380
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (c)	5.00%	01/01/19	3,000	3,306,390
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/24	365	410,888
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/25	200	223,736
Series 2006 E, Ref. Health System RB (INS-AGM) (a)	5.25%	11/01/26	175	194,292
Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS-AMBAC) (a)(f)	0.00%	12/01/16	1,695	1,638,455
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	586,445
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (c)	5.10%	01/15/17	760	855,213
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/23	1,000	1,199,550
Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,419,188
Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,465,812
Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(f)	0.00%	01/15/17	2,000	1,885,080
Series 2002, First Mortgage CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	3,000	2,748,870
Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS-AMBAC) (a)(f)	0.00%	02/15/19	1,850	1,633,587
Series 2007, Ref. First Mortgage RB (INS-AMBAC) (a)	5.00%	07/10/13	2,475	2,487,524
North Side High School Building Corp.; Series 2003, First Mortgage RB (INS-AGM) (a)	5.25%	07/15/13	2,910	2,928,100
Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/16	1,395	1,564,074
Series 2008, First Mortgage RB (INS-AGM) (a)	5.00%	07/15/19	3,200	3,622,336
				32,848,972

Iowa–1.98%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,108,310
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,506,703
Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	521,095
Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS-AGC) (a)	5.00%	02/15/19	1,000	1,177,220

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/22	$1,905	$2,079,250
Series 2012, Health Facilities RB	4.00%	08/15/23	1,200	1,293,876
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,960	1,965,880
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (c)	5.50%	12/01/25	4,525	5,141,984
				15,794,318

Kansas–1.20%

Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/19	2,630	3,054,719
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,190,680
Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	551,435
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,076,040
Olathe (City of) (Olathe Medical Center); Series 2008, VRD Health Facilities RB (LOC-Bank of America, N.A.) (h)(k)	0.15%	09/01/32	1,965	1,965,000
Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/26	1,500	1,717,425
				9,555,299

Kentucky–1.98%

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (h)(k)	0.14%	12/01/29	4,615	4,615,000
Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS-NATL) (a)	5.00%	09/01/14	1,800	1,904,958
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,162,650
Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,156,230
Kentucky Housing Corp.; Series 2008 A, RB (c)	5.00%	01/01/23	310	329,180
Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS-AGM) (a)(c)	5.50%	07/01/17	1,000	1,003,160
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (a)	5.00%	10/01/25	1,000	1,116,180
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/28	4,000	4,440,840
				15,728,198

Louisiana–1.71%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	593	237,508
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/22	1,000	1,169,710
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement);
Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/13	1,320	1,344,486
Series 2007, RB (INS-AMBAC) (a)	5.00%	11/01/15	1,200	1,321,032
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. Sr. RB	5.00%	07/01/29	1,845	2,075,865
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (a)	5.00%	06/01/20	1,000	1,097,030
Series 2009 C-1, Assessment RB (INS-AGC) (a)	5.88%	06/01/23	1,000	1,194,870
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/18	1,235	1,399,082
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (a)	5.00%	01/01/19	500	573,030
New Orleans (City of) Port Board of Commissioners; Series 2013 B, Ref. Port Facility RB (c)	5.00%	04/01/29	1,950	2,122,868
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (b)	4.00%	06/01/22	1,000	1,084,940
				13,620,421

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maine–0.28%

Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/26	$1,000	$1,105,460
Series 2013, RB	5.00%	07/01/27	1,000	1,097,520
				2,202,980

Maryland–2.13%

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	4,500	5,373,765
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,131,810
Maryland (State of) Health & Higher Educational Facilities Authority (Frederick Memorial Hospital); Series 2012 A, RB	5.00%	07/01/22	1,000	1,168,810
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	407,461
Series 2011, RB	6.00%	07/01/25	200	240,156
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (b)	5.00%	05/15/15	500	541,815
Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	269,855
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,617,250
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,595,127
Maryland Economic Development Corp. (University of Maryland College Park);
Series 2003, Student Housing RB (i)	5.75%	06/01/13	625	625,000
Series 2006, Ref. Student Housing RB (INS-AGC) (a)	5.00%	06/01/13	1,000	1,000,000
				16,971,049

Massachusetts–0.85%

Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/26	1,000	1,114,830
Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	703,703
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (b)	5.75%	05/01/19	1,500	1,800,405
Massachusetts (State of) Development Finance Agency (Merrimack College);
Series 2012 A, RB	5.00%	07/01/20	700	803,404
Series 2012 A, RB	5.00%	07/01/21	1,410	1,619,272
Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB (j)	5.85%	01/15/18	300	1,548
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	578,900
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	215	107,509
				6,729,571

Michigan–3.02%

Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,425	1,596,826
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,410	1,659,810
Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	05/01/16	2,480	2,779,038
Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/16	1,410	1,577,409
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	1,235	1,444,160
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (b)	5.50%	01/15/15	1,000	1,081,570
Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,105,290
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (b)(c)	6.75%	06/02/14	2,000	2,112,480

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/17	$2,300	$2,652,682
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/18	2,280	2,683,948
Series 2008, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	05/01/19	2,260	2,622,165
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB (c)	5.00%	12/01/28	2,500	2,748,875
				24,064,253

Minnesota–0.08%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	600,810

Mississippi–0.13%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,003,010

Missouri–2.47%

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 2013, Ref. RB	4.00%	05/01/24	500	491,300
Series 2013, Ref. RB	4.50%	05/01/28	1,500	1,475,940
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	589,108
Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	619,144
Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	5.00%	06/01/21	40	41,533
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,196,390
Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,358,900
Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,269,800
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	595	604,948
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	4,695	5,038,392
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	165	171,143
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (b)(c)(e)	2.88%	07/02/18	1,500	1,504,440
Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	556,105
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	366,792
Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,490	1,586,969
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	270,942
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	553,576
				19,695,422

Nebraska–0.60%

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center);
Series 2012, Ref. RB	4.00%	11/01/22	1,720	1,841,105
Series 2012, Ref. RB	5.00%	11/01/23	500	565,930
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (a)	5.13%	04/01/23	560	654,321
University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS-AMBAC) (a)	5.00%	07/15/17	1,500	1,690,665
				4,752,021

Nevada–1.37%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	1,000	1,100,310

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Clark (County of);
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (c)	5.00%	07/01/19	$1,020	$1,185,577
Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (c)	5.00%	07/01/20	1,000	1,168,080
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB (b)(c)(d)	5.63%	06/01/18	1,100	1,259,511
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	1,977,552
Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,590,507
Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,135,980
Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,522,907
				10,940,424

New Hampshire–0.35%

Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,105,960
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,640,505
				2,746,465

New Jersey–2.66%

Gloucester (County of) Improvement Authority (Waste Management Inc.); Series 1999 B, Ref. Solid Waste RB (b)(c)	2.50%	12/01/17	500	517,480
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (i)	5.00%	12/01/16	5	5,752
Series 2007, Governmental Loan RB (i)	5.00%	12/01/17	10	11,840
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/16	1,005	1,108,394
Series 2007, Governmental Loan RB (INS-AMBAC) (a)	5.00%	12/01/17	1,990	2,220,163
New Jersey (State of) Economic Development Authority (Paterson Charter School); Series 2012 C, RB	5.00%	07/01/22	500	529,155
New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,302,260
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2012 A, Ref. RB	4.00%	07/01/26	1,500	1,571,595
Series 2012 A, Ref. RB	5.00%	07/01/25	1,050	1,187,771
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,708,170
Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,250,720
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB (i)	5.25%	07/01/20	1,000	1,232,960
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	230	241,817
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (h)(k)	0.11%	01/01/24	4,000	4,000,000
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,153,110
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	1,000	1,158,520
				21,199,707

New Mexico–1.67%

Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR (b)	1.88%	09/01/17	1,500	1,520,070
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (b)	5.20%	06/01/20	1,700	1,915,237
Jicarilla Apache Nation; Series 2003 A, RB (d)	5.50%	09/01/23	1,000	988,350
New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/01/17	1,310	1,468,248
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/13	1,000	1,001,860
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS-NATL) (a)	5.00%	06/15/14	1,200	1,258,692
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	3,000	3,041,040
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	815	889,149

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–(continued)

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	$1,000	$1,191,730
				13,274,376

New York–1.99%

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	569,295
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,142,960
Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,179,670
Long Island Power Authority; Series 2003 C, Electric System General RB (b)(i)	5.50%	09/01/13	1,000	1,013,210
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	4.50%	02/01/17	115	120,335
Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,214,920
New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/18	200	223,960
Series 2009, PILOT RB (INS-AGC) (a)	5.00%	01/01/19	200	225,956
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (g)	5.00%	01/15/21	1,000	1,183,820
New York (City of); Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds(e)	0.67%	08/01/25	3,000	3,000,000
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,181,420
Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds (l)	6.90%	03/01/20	5	5,015
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (b)(c)(d)	6.63%	10/01/13	1,000	1,010,490
Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,328,314
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,481,316
				15,880,681

North Carolina–1.03%

North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,220,020
Series 2008 C, Power System RB (INS-AGC) (a)	6.00%	01/01/19	1,250	1,401,350
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	1,800	1,807,092
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	521,665
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	259,522
North Carolina (State of) Medical Care Commission (WakeMed); Series 2012 A, Ref. Health Care Facilities RB	5.00%	10/01/23	2,500	2,956,225
				8,165,874

North Dakota–0.23%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	405	418,636
North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,448,316
				1,866,952

Ohio–3.89%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	460	443,357
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,478,213
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,370,003
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.25%	11/15/13	110	111,767
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS-AGC) (a)	5.00%	10/01/25	1,555	1,778,111
Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS-AMBAC) (a)	5.13%	12/01/20	1,370	1,464,338
Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,078,350

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cleveland State University; Series 2012, RB	5.00%	06/01/27	$1,300	$1,478,815
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	1,000	983,510
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,741,695
Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB (b)	5.25%	11/15/14	1,000	1,064,570
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	820	929,339
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/27	2,250	2,348,325
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (b)	2.25%	09/15/16	1,000	1,009,180
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,319,580
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/29	2,575	2,930,633
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS-AMBAC) (a)	5.00%	02/15/21	750	773,895
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)	5.88%	06/01/16	865	963,195
University of Cincinnati; Series 2012 C, RB	5.00%	06/01/26	4,000	4,695,600
				30,962,476

Oklahoma–0.62%

Chickasawa Nation; Series 2007, Health System RB (d)	5.38%	12/01/17	275	293,007
Oklahoma (County of) Finance Authority (Epworth Villa); Series 2012 A, RB	5.00%	04/01/23	2,650	2,821,402
Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,842,557
				4,956,966

Oregon–0.42%

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,076,190
Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,294,500
				3,370,690

Pennsylvania–3.51%

Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS-AGM) (a)(c)	5.00%	01/01/16	1,000	1,108,390
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,567,330
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	515,170
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	85	86,932
Cumberland (County of) Municipal Authority (Asbury Obligated Group);
Series 2012, Ref. RB	5.00%	01/01/22	750	792,285
Series 2012, Ref. RB	5.25%	01/01/27	1,275	1,335,014
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,131,252
Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	10/01/18	700	620,767
Series 1992 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	10/01/19	250	213,400
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.);
Series 2013, RB	4.25%	07/01/20	2,265	2,240,040
Series 2013, RB	4.50%	07/01/17	1,435	1,443,983
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	561,290
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,217,140
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/27	1,500	1,592,115
Penn Hills Municipality; Series 1995 B, Unlimited Tax CAB GO Bonds (f)	0.00%	12/01/13	210	206,424
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (b)	2.55%	12/03/18	1,500	1,513,860
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/27	1,565	1,712,251

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Turnpike Commission; Series 2005 D, Ref. VRD Registration Fee RB (INS-AGM) (a)(h)	0.17%	07/15/41	$875	$875,000
Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS-AGM) (a)	5.00%	02/15/15	2,150	2,310,691
Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS-AGC) (a)	5.25%	08/01/18	750	786,465
Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien RB (INS-AGM) (a)	5.00%	09/01/13	1,000	1,010,840
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,118,210
				27,958,849

Rhode Island–0.15%

Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2013 C, Ref. Higher Education Facility RB	5.00%	09/15/22	1,000	1,182,900

South Carolina–1.75%

Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,033,820
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,192,701
Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	1,000	1,129,110
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,334,100
Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB (c)	6.10%	04/01/23	725	735,165
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.00%	02/01/19	1,000	1,167,020
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, Health Facilities RB	5.00%	05/01/23	1,000	1,070,170
Series 2013, Health Facilities RB	5.00%	05/01/28	1,250	1,288,400
				13,950,486

South Dakota–1.22%

Educational Enhancement Funding Corp.;
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,194,590
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/24	2,000	2,350,460
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/25	2,000	2,329,920
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/26	700	808,563
Series 2013 B, Tobacco Settlement RB	5.00%	06/01/27	1,500	1,720,755
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	605	705,061
Series 2010, RB	5.00%	09/01/22	500	573,290
				9,682,639

Tennessee–0.87%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	170	178,109
Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS-AGM) (a)(f)	0.00%	06/01/15	700	692,874
Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Arena); Series 2007 C, Ref. RB (INS-NATL) (a)	5.00%	11/01/13	1,410	1,435,295
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	873,588
Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	561,850
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,177,100
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	425	463,331
Tennessee Energy Acquisition Corp.; Series 2006 C, Gas RB	5.00%	02/01/23	1,360	1,539,724
				6,921,871

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–9.89%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	$1,000	$1,064,860
Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,748,640
Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	06/15/14	1,330	1,395,197
Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS-AGM) (a)	5.00%	09/01/23	1,240	1,421,350
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,887,618
Series 2005 A, RB	5.50%	04/01/25	1,610	1,784,009
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,500	1,730,355
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	130	130,515
Dallas Area Rapid Transit;
Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/22	1,500	1,856,100
Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/23	610	745,268
Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,596,317
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,713,986
Gulf Coast Waste Disposal Authority;
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/21	1,250	1,479,850
Series 2013, Bayport Area System RB (INS-AGM) (a)	5.00%	10/01/23	2,610	3,056,440
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.);
Series 2013 A, First Mortgage RB	4.00%	01/01/23	1,325	1,324,020
Series 2013 A, First Mortgage RB	5.00%	01/01/33	1,090	1,110,568
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2013 B, Ref. Floating Rate Hospital RB (e)	0.87%	06/01/20	2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/28	1,500	1,640,100
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (b)(i)	7.00%	12/01/18	500	654,965
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (a)	5.25%	11/15/24	1,950	2,243,884
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,756,025
Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	255	257,190
Series 2005, Hospital RB	5.00%	08/15/19	350	355,810
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	500	516,035
Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.00%	03/01/16	1,000	1,119,290
Series 2007 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.00%	11/15/13	1,000	1,021,970
Series 2011 A, Ref. Sub Lien Airport System RB (c)	5.00%	07/01/25	1,000	1,129,960
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (b)(e)	0.87%	06/01/17	6,000	6,021,982
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	4.00%	02/15/22	700	734,895
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	910	1,046,664
Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS-AGM) (a)	5.00%	02/15/14	1,355	1,400,189
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	440	451,915
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (b)(c)	6.00%	08/01/13	500	503,960
North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,170,260
Series 2012 C, Ref. First Tier RB (b)	1.95%	01/01/19	2,000	2,037,780
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,186,710

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	$500	$556,435
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	5.75%	07/01/18	1,710	1,843,739
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75sm Retirement Facility RB	7.25%	11/15/16	2,680	2,686,137
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,237,100
Series 2012 B, Ref. First Tier Turnpike System RB (b)	1.25%	02/15/15	3,000	3,022,050
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS-AMBAC) (a)(f)	0.00%	08/15/18	5,700	5,063,025
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	2,600	2,953,158
Series 2012, Gas Supply RB	5.00%	12/15/22	3,000	3,393,450
Series 2012, Gas Supply RB	5.00%	12/15/23	1,450	1,615,025
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools);
Series 2012 A, Education RB	4.63%	08/15/22	500	501,455
Series 2012 A, Education RB	5.00%	08/15/27	585	586,521
				78,752,772

Utah–0.58%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(i)	0.00%	07/01/17	1,750	1,587,180
University of Utah; Series 2007, COP (INS-AMBAC) (a)	5.00%	12/01/13	1,000	1,023,560
Utah (State of) Transit Authority;
Series 2012, Ref. Sales Tax RB	5.00%	06/15/21	535	634,681
Series 2012, Ref. Sales Tax RB	5.00%	06/15/22	505	600,218
Series 2012, Ref. Sales Tax RB	5.00%	06/15/23	655	768,773
				4,614,412

Virgin Islands–0.78%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	500	528,315
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,122,140
Series 2012 A, RB (d)	4.00%	10/01/22	2,205	2,291,524
Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,266,380
				6,208,359

Virginia–1.24%

Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. Special Assessment RB	4.25%	03/01/26	700	688,457
Fairfax (County of) Economic Development Authority (Vinson Hall, LLC); Series 2013 A, Residential Care Facility RB	4.00%	12/01/22	1,000	1,005,510
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,141,440
Hanover (County of) Economic Development Authority (Covenant Woods); Series 2012 A, Residential Care Facility RB	4.00%	07/01/22	1,320	1,298,234
Route 460 Funding Corp.; Series 2012 B, Sr. Lien Toll Road CAB RB (f)	0.00%	07/01/25	600	365,694
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.00%	01/01/27	2,500	2,663,250
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (d)	8.00%	07/01/19	900	964,449
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	890	996,248
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	716	763,220
				9,886,502

Washington–2.59%

Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/13	1,500	1,535,640

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/25	$1,000	$1,174,720
Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,122,580
FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,259,080
Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	149,039
Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,049,567
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,078,659
Seattle (Port of) (SEATAC Fuel Facilities LLC);
Series 2013, Ref. Special Facility RB (c)	5.00%	06/01/21	650	750,698
Series 2013, Ref. Special Facility RB (c)	5.00%	06/01/24	1,560	1,780,880
Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,115,420
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,639,755
Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds (b)(i)	5.00%	07/01/14	3,000	3,151,530
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	06/01/16	1,885	1,841,080
				20,648,648

West Virginia–0.48%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	267,060
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB (b)(c)	2.25%	09/01/16	3,000	3,056,310
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	533,225
				3,856,595

Wisconsin–1.74%

Milwaukee (County of);
Series 2010 B, Ref. Airport RB (c)	5.00%	12/01/22	1,250	1,413,513
Series 2010 B, Ref. Airport RB (c)	5.00%	12/01/23	1,000	1,120,030
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	1,370	1,504,109
University of Wisconsin Hospitals & Clinics Authority; Series 2013 A, RB	5.00%	04/01/23	1,300	1,548,963
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (b)	4.75%	08/15/14	1,000	1,040,630
Series 2009 B, RB (b)	5.13%	08/15/16	1,000	1,104,420
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,835,180
Series 2012, RB	5.00%	06/01/26	1,000	1,105,870
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)	5.30%	09/01/23	1,875	2,017,462
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.00%	04/01/22	1,165	1,200,148
				13,890,325

Wyoming–0.15%

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,154,440
TOTAL INVESTMENTS(m)–100.55% (Cost $759,718,426)				800,792,920

FLOATING RATE NOTE OBLIGATIONS–(1.45)%

Notes with interest rates ranging from 0.12% to 0.22% at 05/31/13 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1D)(n)				(11,525,000)
OTHER ASSETS LESS LIABILITIES–0.90%				7,123,958
NET ASSETS–100.00%				$796,391,878

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GO	—General Obligation
Gtd.	—Guaranteed
INS	—Insurer
LOC	—Letter of Credit
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Security subject to the alternative minimum tax.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $13,886,131, which represented 1.74% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(f)	Zero coupon bond issued at a discount.

(g)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(h)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $246,376, which represented 0.03% of the Fund’s Net Assets.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	Advance refunded.

(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.9%
American Municipal Bond Assurance Corp.	5.9
(n)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $20,350,267 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Intermediate Term Municipal Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Intermediate Term Municipal Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $85,207,066 and $7,856,837, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$44,922,969
Aggregate unrealized (depreciation) of investment securities	(4,006,751)
Net unrealized appreciation of investment securities	$40,916,218
Cost of investments for tax purposes is $759,876,702.

Invesco Intermediate Term Municipal Income Fund

Invesco Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-MINC-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–107.26%

Alabama–0.81%

Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB (a)(b)	5.00%	01/01/14	$1,095	$1,125,529
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	2,500	2,617,400
Houston (County of) Health Care Authority; Series 2006 A, RB (INS-AMBAC) (d)	5.25%	10/01/30	3,670	3,736,133
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	879,390
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,703,520
University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,487,200
				16,549,172

Alaska–1.18%

Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	6,525	7,247,383
Series 2006 D, Ref. RB (INS-NATL) (d)	5.00%	10/01/24	9,570	10,596,574
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	232,016
Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS-AGC) (d)	6.00%	09/01/28	5,000	6,115,050
				24,191,023

Arizona–3.12%

Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS-BHAC) (d)	5.50%	01/01/38	5,000	5,492,100
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,480,700
Arizona (State of);
Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/24	2,375	2,593,049
Series 2008 A, COP (INS-AGM) (d)	5.00%	09/01/26	2,420	2,614,302
Arizona State University (Research Infrastructure); Series 2004, COP (INS-AMBAC) (d)	5.25%	09/01/24	885	936,295
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,691,427
Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,409,445
Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,342,745
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,054,900
Series 2010, RB	5.13%	05/15/40	2,150	2,254,963
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (d)	5.25%	01/01/32	1,665	1,732,366
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (a)	6.00%	05/01/14	1,000	1,042,470
Maricopa County Pollution Control Corp. (El Paso Electric Co. Palo Verde); Series 2012, Ref. PCR	4.50%	08/01/42	4,000	3,990,120
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (a)	5.50%	06/01/14	1,000	1,048,110
Series 2009 E, PCR (a)	5.75%	06/01/16	1,000	1,116,880
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	593,616
Series 2009, Education RB	7.13%	01/01/45	570	567,110
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	750	796,020
Series 2012, Education RB	6.40%	07/01/47	400	426,116
Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.00%	06/01/42	5,000	5,272,300
Series 2012, Lease RB	5.25%	06/01/34	1,000	1,086,220

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Phoenix Civic Improvement Corp.;
Series 2004, Jr. Lien Wastewater System RB (INS-NATL) (d)	5.00%	07/01/27	$2,000	$2,085,300
Series 2008 B, Sr. Lien Airport RB (c)	5.25%	07/01/19	1,000	1,166,610
Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	1,600	1,662,304
Series 2008, Water & Wastewater RB (c)	6.38%	12/01/18	719	764,081
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,091,820
Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,194,320
Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	621,775
Series 2008, Electrical System RB	6.00%	12/01/28	740	818,573
Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB (e)	5.00%	01/01/25	3,000	3,451,260
Series 2009 A, Electric System RB (e)	5.00%	01/01/28	2,000	2,274,320
University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,434,612
				64,106,229

California–11.67%

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,191,400
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (d)	5.00%	12/01/25	4,535	5,156,884
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (d)	5.25%	09/01/35	3,780	3,789,639
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/26	3,180	2,069,099
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/31	40	19,497
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (c)(e)	4.95%	12/01/37	9,585	9,881,272
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,946,050
California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP-FHA) (f)	0.00%	08/01/15	10	8,151
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,465	2,547,035
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	4,000	4,143,720
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/30	3,160	3,251,672
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/37	6,955	7,020,446
California (State of) School Finance Authority (New Designs Charter School); Series 2012, Educational Facilities RB	5.50%	06/01/42	2,000	2,055,720
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,272,750
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,334,600
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,626,780
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP-FHA)	6.25%	08/01/24	1,735	2,128,654
California (State of) Statewide Communities Development Authority (Pooled Financing Program);
Series 2004 A, Water & Wastewater RB (b)	5.25%	10/01/24	3,920	4,014,433
Series 2004 A, Water & Wastewater RB (INS-AGM) (d)	5.00%	10/01/29	1,095	1,119,375
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	500	563,560
Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,298,660
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,367,650
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	4,000	4,341,400
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,352,440

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS-NATL) (d)	5.00%	09/01/25	$5,000	$5,132,300
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	08/01/29	1,585	797,382
Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.70%	08/01/21	425	510,646
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	5,030	2,024,575
Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/33	4,185	1,593,732
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (d)(f)	0.00%	01/15/17	3,000	2,454,180
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,557,075
Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS-NATL) (d)	5.75%	08/01/19	265	313,514
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,248,640
Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,984,700
Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB (e)	5.25%	07/01/38	2,000	2,242,800
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,415,320
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (d)(f)	0.00%	08/01/35	3,260	1,066,444
Oakland (Port of);
Series 2007 A, Ref. Intermediate Lien RB (INS-NATL) (c)(d)	5.00%	11/01/29	4,000	4,282,520
Series 2012 P, Ref. Sr. Lien RB (c)	5.00%	05/01/26	4,000	4,536,400
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/37	1,170	334,807
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/38	4,770	1,299,300
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/39	5,010	1,289,323
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/40	5,260	1,278,443
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/41	5,520	1,266,619
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.50%	08/01/31	2,420	2,788,227
Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS-AMBAC) (d)	5.00%	09/01/35	5,000	5,107,000
Regents of the University of California;
Series 2009 O, General RB (e)	5.75%	05/15/23	5,570	6,796,236
Series 2009 O, General RB (e)	5.75%	05/15/25	8,205	10,011,331
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,895,200
Riverside (City of); Series 2008 D, Electric RB (INS-AGM) (d)	5.00%	10/01/38	6,335	6,862,262
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,638,453
San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,179,670
Series 2011, RB	6.50%	12/01/21	2,000	2,422,300
Series 2011, RB	6.50%	12/01/22	2,000	2,406,040
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	7,500	8,900,100
San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds (f)	0.00%	07/01/30	7,000	3,342,010
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB (c)	5.00%	05/01/23	10,000	11,584,500
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,136,340
San Jose (City of);
Series 2011 A-1, Airport RB (c)	5.25%	03/01/26	2,730	3,079,358
Series 2011 A-1, Airport RB (c)	6.25%	03/01/34	2,500	2,928,725
San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS-AMBAC) (d)	5.00%	10/01/31	5,140	5,206,512

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS-AMBAC) (d)	5.00%	08/15/27	$5,380	$5,509,335
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS-AMBAC) (d)	5.00%	10/01/35	2,000	2,014,740
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (d)	5.00%	07/01/35	2,000	2,144,120
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (d)(h)	9.33%	07/01/15	9,000	9,955,260
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,385,320
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	08/01/27	7,865	4,086,733
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	08/01/24	3,570	2,367,410
				239,876,789

Colorado–2.84%

Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS-SGI) (d)	5.25%	02/15/34	3,745	3,775,597
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (d)	5.00%	06/01/37	1,070	1,115,015
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,035,610
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/41	2,650	3,020,337
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,841,168
Colorado Springs (City of);
Series 2002, Hospital RB (a)(b)	5.25%	12/15/18	3,375	4,125,566
Series 2002, Hospital RB (a)(b)	5.25%	12/15/18	3,530	4,315,037
Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/24	6,000	7,040,940
Series 2008, Unlimited Tax GO Bonds (e)	5.00%	08/01/25	1,500	1,756,981
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (d)	5.00%	12/01/35	5,680	5,886,127
Denver (City of) Urban Renewal Authority (Stapleton); Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/22	3,000	3,548,310
E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS-NATL) (d)(f)	0.00%	09/01/14	20,000	19,490,400
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	510,660
				58,461,748

Connecticut–0.90%

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	3,000	3,462,330
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	5,700	6,080,076
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS-NATL) (d)	5.00%	07/01/23	1,100	1,269,345
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	4,000	4,477,640
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	1,875	2,030,269
Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	165	165,229
Series 2009 C, RB (a)	7.25%	01/01/16	1,000	1,046,810
				18,531,699

Delaware–0.03%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	652,680

District of Columbia–2.43%

District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,207,612
Series 2011, RB	6.63%	03/01/41	1,100	1,194,083

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	$2,200	$2,538,140
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (d)	5.50%	10/01/41	4,000	4,526,680
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (d)	5.00%	02/01/31	12,000	12,304,560
Series 2009 A, Sec. Income Tax RB (e)	5.00%	12/01/23	10,715	12,798,532
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/27	6,860	8,245,034
Series 2009 B, Ref. Sec. Income Tax RB (e)	5.00%	12/01/24	4,285	5,118,218
				49,932,859

Florida–7.12%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,026,100
Series 2007, IDR	5.88%	11/15/36	1,000	992,420
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,528,750
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (d)	5.95%	07/01/20	450	484,884
Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,215,225
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/26	1,305	1,470,944
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/27	1,325	1,495,395
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/28	1,440	1,620,806
Series 2008 A, Ref. Turnpike RB (e)	5.00%	07/01/32	2,500	2,800,525
Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB (b)	6.88%	10/01/22	2,500	3,377,550
Series 1993 A, Ref. RB (INS-AMBAC) (d)	5.85%	10/01/13	1,260	1,270,597
Series 2008 A, Ref. RB (INS-AGC) (d)	5.00%	10/01/27	1,840	1,944,678
Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP-GNMA) (c)	5.80%	07/01/28	1,015	1,046,160
Series 2008 1, RB (CEP-GNMA) (c)	6.00%	07/01/39	615	642,392
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB (a)(b)	5.25%	11/15/16	100	115,526
Series 2006 C, RB	5.25%	11/15/36	3,900	4,313,049
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (c)(d)	5.38%	10/01/33	2,500	2,785,425
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	3,000	3,384,840
Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB (b)(f)	0.00%	10/01/13	1,000	997,050
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	5,000	5,430,700
Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS-AGC) (c)(d)	5.00%	10/01/38	16,100	16,867,970
Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,235,120
Miami-Dade (County of) Educational Facilities Authority (University of Miami);
Series 2008 A, RB (INS-BHAC) (d)	5.50%	04/01/38	4,000	4,373,520
Series 2012 A, RB	5.00%	04/01/42	3,500	3,807,300
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (d)	5.00%	07/01/35	3,350	3,631,031
Miami-Dade (County of) School Board; Series 2008 B, COP (INS-AGC) (d)	5.25%	05/01/26	5,000	5,590,600
Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS-NATL) (d)	5.00%	10/01/35	2,500	2,668,000
Series 2010, Water & Sewer System RB (INS-AGM) (d)	5.00%	10/01/39	4,500	4,946,805
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	1,500	1,684,290
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,260	1,400,238
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/42	5,500	5,974,210
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/37	4,000	4,355,960
Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	1,880	2,021,038
Series 2007, RB	5.88%	11/15/37	800	836,720
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (d)	5.00%	09/01/35	1,500	1,660,395

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(d)	5.35%	05/01/18	$5,200	$6,074,796
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	269,779
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (g)	5.25%	10/01/27	3,500	3,750,390
Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	500	550,760
Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,310	1,276,071
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (e)	5.00%	08/15/42	18,000	19,047,960
Sunrise (City of);
Series 1998, Ref. Utility System RB (a)(b)	5.20%	10/01/20	1,725	2,124,993
Series 1998, Ref. Utility System RB (INS-AMBAC) (d)	5.20%	10/01/22	2,275	2,561,673
Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS-NATL) (d)	6.63%	12/01/13	1,715	1,722,306
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (d)	6.00%	10/01/29	3,000	3,973,470
				146,348,411

Georgia–2.02%

Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/21	1,370	1,494,930
Series 2007, Ref. Tax Allocation RB (INS-AGC) (d)	5.25%	12/01/22	1,000	1,082,410
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,877,339
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,686,200
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/33	4,000	4,154,720
Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (d)	5.00%	01/01/34	3,000	3,152,280
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,213,220
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,211,230
Augusta (City of); Series 2004, Water & Sewerage RB (INS-AGM) (d)	5.25%	10/01/39	3,000	3,161,610
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	794,388
Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB (a)(b)	6.50%	01/01/14	145	150,319
Series 1998 Y, Power RB (b)	6.50%	01/01/17	410	441,566
Series 1998 Y, Power RB (INS-NATL) (d)	6.50%	01/01/17	9,445	10,387,139
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,007,680
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	3,500	3,793,510
				41,608,541

Hawaii–0.79%

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,345,260
Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	1,070	1,073,338
Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,603,095
Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,354,063
Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds (e)	5.25%	04/01/29	4,120	4,725,516
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,343,480
Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,737,099
				16,181,851

Idaho–0.76%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,190,820
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	575	591,411
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/23	4,230	4,893,602
Series 2008 A, Grant & RAB (INS-AGC) (d)	5.25%	07/15/24	3,485	4,017,055

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, Single Family Mortgage RB (c)	5.63%	07/01/28	$35	$35,061
Series 2008 A, Class I, Single Family Mortgage RB (c)	5.75%	07/01/39	70	70,126
Series 2008 A, Class II, Single Family Mortgage RB (c)	5.85%	07/01/36	1,320	1,372,338
Series 2008 A, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	3,200	3,352,480
				15,522,893

Illinois–13.74%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,172,285
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,166,190
Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS-Radian) (d)	5.13%	11/01/37	3,755	3,885,899
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	460	368,529
Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/21	5,925	6,290,987
Series 2004 B, Ref. Second Lien RB (INS-AMBAC) (d)	5.00%	01/01/22	6,220	6,604,209
Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/34	5,000	5,096,600
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/21	2,840	2,915,487
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/23	3,120	3,201,089
Series 2003 E, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	1,430	1,466,308
Series 2004 A, Ref. Third Lien General Airport RB (INS-AGC) (d)	5.00%	01/01/29	1,000	1,056,730
Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/24	6,000	6,599,280
Series 2005 A, Third Lien General Airport RB (INS-AGC) (d)	5.25%	01/01/26	3,855	4,192,737
Series 2005 A, Third Lien General Airport RB (INS-NATL) (d)	5.25%	01/01/24	5,000	5,456,650
Series 2008 A, Third Lien General Airport RB (INS-AGM) (d)(e)	5.00%	01/01/33	3,000	3,271,050
Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,388	3,414,121
Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	245	245,794
Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	12/01/19	2,845	2,400,099
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	12/01/19	1,500	1,265,430
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	12/01/25	1,020	629,197
Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds (e)	5.00%	12/01/24	15,000	17,854,500
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (d)	5.25%	06/01/25	4,840	5,339,391
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)	5.25%	12/01/36	12,000	13,434,120
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (d)	6.25%	01/01/14	3,000	3,102,450
Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS-NATL) (d)	5.38%	01/01/17	2,000	2,238,220
Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS-AMBAC) (d)	5.63%	01/01/39	145	145,531
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(e)	5.25%	01/01/24	4,200	4,770,234
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (d)(e)	5.25%	01/01/25	4,400	4,978,908
Series 2011, COP	7.13%	05/01/21	2,800	3,064,180
Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.10%	12/01/16	345	419,454
Series 1997, Unlimited Tax GO Bonds (INS-AGM) (d)	8.20%	12/01/14	290	319,568
Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (b)(f)	0.00%	12/01/17	2,605	2,496,788
Series 2000, Unlimited Tax CAB GO Bonds (b)(f)	0.00%	12/01/18	2,995	2,685,197
Series 2000, Unlimited Tax CAB GO Bonds (b)(f)	0.00%	12/01/20	4,050	3,340,562
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/26	2,600	2,901,626
Series 2008, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	01/01/27	990	1,108,424
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	350,540

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS-AGC) (d)	5.10%	03/01/29	$3,000	$3,150,450
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,197,690
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,794,525
Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB (i)	5.50%	08/15/18	1,000	9,760
Series 2008 A, Ref. RB (i)	6.00%	08/15/22	250	2,440
Series 2008 A, Ref. RB (i)	6.13%	08/15/28	1,500	14,640
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	5,000	5,471,150
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.00%	05/15/22	2,335	2,453,618
Series 2012, Ref. RB	5.50%	05/15/27	2,250	2,388,735
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (e)	5.38%	08/15/24	1,000	1,175,010
Series 2009 A, RB (e)	5.75%	08/15/30	2,000	2,319,640
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,500	1,500,660
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (d)	5.50%	05/15/24	12,000	13,420,200
Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/15	4,700	5,013,725
Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/17	5,100	5,685,378
Series 1999 B, RB (INS-AGM) (d)	5.00%	05/15/18	5,050	5,709,682
Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,292,981
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,296,020
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,047,070
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,559,255
Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS-AMBAC) (d)	5.25%	08/01/22	2,000	2,003,300
Series 2007 A, RB	5.50%	08/01/37	3,500	3,786,650
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,067,455
Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,718,600
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. Conv. CAB RB (INS-NATL) (d)(j)	5.65%	06/15/22	20,000	18,565,200
Series 2002 B, Ref. RB (INS-NATL) (d)	5.40%	06/15/19	9,250	10,666,638
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	8,000	8,808,720
Illinois (State of); Series 1991, Civic Center RB (INS-AMBAC) (d)	6.25%	12/15/20	3,195	3,621,948
Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds (b)(f)	0.00%	12/01/14	1,200	1,193,952
Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds (b)(f)	0.00%	12/01/17	2,875	2,755,573
Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (d)(f)	0.00%	12/01/17	3,915	3,565,038
McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	01/01/17	3,000	2,747,850
McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,293,260
McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS-NATL) (d)(f)	0.00%	01/01/16	1,330	1,294,329
Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB (i)	5.80%	03/01/37	1,500	780,510
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,194,560
Series 2010, RB	6.00%	06/01/28	10,000	11,943,000
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	958	725,503
University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,091,470
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	536	476,477

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	$415	$431,417
				282,482,443

Indiana–1.42%

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	553,265
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	10,000	10,801,600
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,220	1,297,226
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,639,025
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS-AGM) (d)	5.25%	05/15/41	2,000	2,109,140
Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,532,800
Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB (c)	5.10%	01/15/17	1,500	1,687,920
Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB (b)	6.75%	02/01/14	130	135,443
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/32	3,700	4,209,897
St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	06/30/13	135	134,655
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	06/30/14	130	120,082
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	06/30/15	130	111,205
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	06/30/16	135	106,951
Series 1997 B, Tax Increment Allocation CAB RB (f)	0.00%	06/30/17	225	165,089
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.50%	09/01/27	1,500	1,575,675
				29,179,973

Iowa–2.72%

Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	2,016,352
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,552,090
Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,157,648
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/25	5,815	6,847,686
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/26	4,360	5,045,872
Series 2009 A, Special Obligation RB (e)(k)	5.00%	06/01/27	9,300	10,814,133
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	3,900	3,710,733
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (d)	5.25%	08/15/29	1,500	1,664,175
Iowa (State of) Finance Authority (Mercy Medical Center);
Series 2012, Health Facilities RB	4.00%	08/15/30	1,230	1,240,799
Series 2012, Health Facilities RB	4.00%	08/15/31	1,285	1,291,335
Iowa (State of) Finance Authority (Western Home); Series 2012, Ref. Health Care Facilities RB	5.00%	12/01/27	1,960	1,965,880
Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB (c)	5.70%	12/01/27	10,000	11,359,800
Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,307,946
				55,974,449

Kansas–0.46%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,726,650
Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,069,880
Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,138,540
Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	2,000	2,249,520
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS-BHAC) (d)	5.00%	09/01/29	2,000	2,257,600
				9,442,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–1.31%

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	$3,000	$3,468,690
Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,136,570
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/33	4,000	4,324,480
Subseries 2008 A-1, RB (INS-AGC) (d)	6.00%	12/01/38	4,000	4,309,560
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,740,608
Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (d)	5.25%	02/01/28	3,000	3,424,260
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (d)	5.25%	10/01/35	6,000	6,521,340
				26,925,508

Louisiana–1.45%

Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS-Connie Lee) (d)	6.50%	12/01/18	5,530	5,774,260
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,105,910
Lafayette (City of); Series 2004, Utilities RB (a)(b)	5.25%	11/01/14	7,500	8,022,000
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,364	546,309
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,121,179
Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS-AGC) (d)	5.00%	05/01/28	2,500	2,738,875
New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (d)	6.00%	01/01/23	2,000	2,342,720
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (d)	5.00%	12/01/30	2,580	2,884,750
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,277,900
				29,813,903

Maryland–1.55%

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,085,960
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,598,275
Maryland (State of) Community Development Administration; Series 2007, RB (c)	5.05%	09/01/32	2,105	2,186,337
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.13%	01/01/36	4,000	4,699,600
Series 2011 A, RB	6.25%	01/01/31	3,175	3,756,660
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,851,970
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,175,810
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,138,720
Series 2011, RB	5.00%	08/15/41	3,000	3,189,570
Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,411,500
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,653,187
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,169,153
				31,916,742

Massachusetts–2.09%

Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	1,000	1,157,370
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (d)	5.38%	02/01/27	2,000	2,222,860
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB (a)	5.75%	05/01/19	2,000	2,400,540
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (e)	5.50%	11/15/36	20,955	24,848,229

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	$1,692	$1,549,830
Series 2011 A-2, RB	5.50%	11/15/46	90	72,427
Series 2011 B, CAB RB (f)	0.00%	11/15/56	449	3,163
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (e)	5.50%	07/01/36	6,680	7,829,361
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,123,620
Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB (c)	5.10%	12/01/27	1,685	1,780,624
				42,988,024

Michigan–0.61%

Detroit (City of); Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (d)	7.50%	07/01/33	5,750	7,016,035
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (a)	5.25%	01/15/14	650	670,195
Series 2008 A, RB (a)	5.50%	01/15/15	375	405,589
Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB (c)	7.50%	01/01/21	1,345	1,342,337
Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (c)	5.00%	12/01/32	1,500	1,607,175
Series 2012 B, RB (c)	5.00%	12/01/37	1,500	1,573,425
				12,614,756

Minnesota–0.84%

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	858,840
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,621,150
Series 2008 B, Health Care System RB (INS-AGC) (d)	6.50%	11/15/38	4,000	4,861,560
Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,039,740
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,992,508
St. Paul (City of) Port Authority (Gerdau St. Paul Steel Mill); Series 2012, Solid Waste Disposal RB (c)	4.50%	10/01/37	2,000	1,968,480
				17,342,278

Mississippi–0.10%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,006,020

Missouri–1.63%

Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS-AGC) (d)	5.00%	10/01/39	2,000	2,174,320
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center);
Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,384,608
Series 2013 A, Health Facilities RB	4.00%	06/01/43	2,000	1,914,040
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,064,905
Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	1,325	1,347,154
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	460	477,126
Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB (a)(c)	4.90%	07/01/13	2,700	2,707,992
Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	4,885	5,027,447
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,232,328
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,011,731

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	$3,325	$3,534,641
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	454,689
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,053,520
St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,302,769
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	526,835
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,306,863
				33,520,968

Montana–0.14%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,915,614

Nebraska–1.40%

Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/37	2,000	2,256,280
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	4.00%	11/01/37	4,350	4,214,585
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (d)	5.38%	04/01/39	4,000	4,526,480
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (d)	5.00%	01/01/37	15,570	16,756,745
University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,110,830
				28,864,920

Nevada–1.56%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,202,540
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (d)	5.25%	07/01/39	4,000	4,412,000
Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS-AMBAC) (d)	6.50%	06/01/17	3,000	3,612,660
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/20	3,045	3,191,069
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/21	3,000	3,139,740
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (c)(d)	5.50%	07/01/23	5,000	5,218,250
Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,442,680
Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	580	604,041
Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	500	501,045
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	12/01/23	3,500	3,796,765
Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (d)	5.13%	06/01/26	935	936,187
				32,056,977

New Hampshire–0.53%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (d)	5.13%	01/01/30	4,500	4,883,265
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	990	1,078,140
New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93; Cost $122,346) (c)(g)	7.75%	06/01/14	125	125,316
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	4,500	4,742,100
				10,828,821

New Jersey–3.34%

Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS-NATL) (d)(h)	9.48%	09/19/19	1,800	2,137,104
New Jersey (State of) Economic Development Authority (Paterson Charter School);
Series 2012 C, RB	5.00%	07/01/32	675	689,803
Series 2012 C, RB	5.30%	07/01/44	1,090	1,118,395

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	$3,020	$3,389,829
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	779,715
New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,912,033
Series 2009 Z, School Facilities Construction RB (INS-AGC) (d)	5.50%	12/15/34	1,000	1,152,430
Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,370,020
Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (d)	5.50%	09/01/24	3,885	4,857,687
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,466,960
Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,437,720
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	1,305	1,372,051
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,108,120
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	2,375	2,577,920
Series 2008 X, Single Family Housing RB (c)	5.10%	10/01/23	1,980	2,090,345
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, Transportation System CAB RB (INS-AGC) (d)(f)	0.00%	12/15/26	10,000	5,815,100
Series 2012 A, Transportation System RB	5.00%	06/15/42	6,700	7,222,399
Series 2012 AA, Transportation Program RB	5.00%	06/15/38	3,800	4,141,468
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (b)	6.50%	01/01/16	1,695	1,818,057
Series 1991 C, RB (b)	6.50%	01/01/16	195	225,020
Series 1991 C, RB (INS-NATL) (d)	6.50%	01/01/16	370	423,916
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	4,000	4,339,200
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (d)	5.00%	12/01/19	9,000	9,173,880
				68,619,172

New Mexico–0.50%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (a)	5.20%	06/01/20	2,000	2,253,220
Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,574,206
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (e)	6.38%	08/01/32	3,000	3,551,400
				10,378,826

New York–5.73%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (f)	0.00%	07/15/35	5,000	1,760,350
Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,153,925
Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,320,495
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (d)(f)	0.00%	06/01/17	5,000	4,768,750
Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	5,947,200
Series 2008 A, Electric System General RB (INS-BHAC) (d)	5.50%	05/01/33	5,000	5,813,650
Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/41	2,000	2,169,880
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,492,480
New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/27	5,000	5,401,800
Series 2007, Ref. Civic Facility RB (INS-ACA) (d)	5.25%	11/01/37	2,500	2,671,200
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS-AGC) (d)	6.38%	01/01/39	1,000	1,145,860

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (e)	5.25%	01/15/39	$2,000	$2,289,240
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/28	5,570	6,500,301
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/29	4,455	5,236,051
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/30	4,455	5,115,409
New York (City of); Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,555,635
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2012 A, RB	5.00%	07/01/25	1,000	1,143,010
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/31	21,885	24,701,381
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	5,000	5,303,250
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (b)	7.38%	07/01/16	5,675	6,269,910
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (c)(h)	13.46%	07/01/26	3,000	3,028,620
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB (h)	12.33%	04/01/20	2,500	2,507,450
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (e)	5.00%	03/15/28	2,000	2,311,820
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	1,000	1,056,340
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422) (g)(h)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,685,147
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS-AMBAC) (d)	5.00%	10/15/29	10,000	10,528,100
				117,877,262

North Carolina–1.08%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2011 B, Airport RB (c)	5.00%	07/01/41	2,500	2,656,050
Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS-AGM) (d)	5.25%	10/01/24	6,000	6,700,200
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. First Mortgage Health Care Facilities RB	4.25%	03/01/24	2,000	2,007,880
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	1,000	1,012,550
North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB (a)(b)	5.63%	10/01/14	2,200	2,356,376
North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS-NATL) (d)	5.50%	01/01/15	4,750	5,134,702
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (d)	5.13%	01/01/24	2,000	2,252,520
				22,120,278

North Dakota–0.24%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,010,120
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,154,780
Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS-AMBAC) (d)	7.20%	06/30/13	695	698,649
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,022,820
				4,886,369

Ohio–3.09%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,060	2,949,289
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS-NATL) (d)(f)	0.00%	11/15/25	2,895	1,789,168
Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,526,400
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	2,187,340
Cleveland State University; Series 2012, RB	5.00%	06/01/37	2,900	3,162,856
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	515,915

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	$6,000	$6,667,440
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,845,713
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (d)	5.00%	04/01/24	1,750	1,949,885
Series 2006 H, Hospital Facilities RB (INS-AGC) (d)	5.00%	02/01/24	4,810	5,356,368
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (a)(b)	6.00%	11/15/14	2,825	3,057,921
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/44	5,000	4,922,450
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (a)	5.80%	12/01/19	3,000	3,367,860
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,784,771
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (a)(b)	6.75%	01/15/15	4,000	4,409,840
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (c)	6.10%	09/20/49	2,845	3,134,109
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.30%	09/01/28	270	277,916
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.40%	03/01/33	230	237,022
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (a)	5.88%	06/01/16	2,140	2,382,933
				63,525,196

Oklahoma–0.97%

Grand River Dam Authority;
Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/21	3,735	4,401,137
Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/22	3,735	4,389,260
Series 2008 A, RB (INS-BHAC) (d)	5.00%	06/01/23	6,350	7,462,330
Oklahoma (County of) Finance Authority (Epworth Villa); Series 2012 A, RB	5.00%	04/01/29	1,500	1,541,955
Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS-AMBAC) (d)	5.50%	06/01/24	2,000	2,091,080
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (c)	8.00%	08/01/18	30	30,629
				19,916,391

Oregon–0.42%

Oregon Health & Science University; Series 2012 E, RB	5.00%	07/01/32	2,250	2,533,927
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,057,590
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,095,520
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (g)	6.38%	11/01/33	3,500	3,998,085
				8,685,122

Pennsylvania–0.95%

Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,575	1,608,028
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/22	2,125	2,132,692
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (d)	5.00%	06/01/39	1,850	1,987,104
Subseries 2009 A, Sub. RB (INS-AGC) (d)	5.00%	06/01/24	4,000	4,495,680
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	4,550	4,492,124
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,750	2,686,117
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	2,000	2,202,600
				19,604,345

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–2.43%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB (b)(f)	0.00%	07/01/17	$15,000	$13,545,300
Series 2008 WW, RB	5.25%	07/01/33	2,000	2,004,760
Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,056,480
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (b)	5.50%	07/01/15	7,680	8,243,942
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,833,358
First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,651,988
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,250,727
Series 2011 C, RB	5.00%	08/01/40	5,000	5,279,150
				49,865,705

Rhode Island–0.10%

Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS-AGC) (c)(d)	5.25%	07/01/28	1,810	1,984,629

South Carolina–1.64%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (a)(b)	5.25%	12/01/15	5,000	5,595,500
Easley (City of); Series 2005, Ref. & Improvement Utility System RB (a)(b)	5.00%	12/01/15	5,170	5,720,863
Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	2,000	2,165,180
Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,258,220
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.00%	02/01/19	1,000	1,167,020
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.38%	02/01/29	2,000	2,186,300
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (d)	5.50%	02/01/38	3,000	3,218,910
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, Health Facilities RB	5.00%	05/01/28	2,000	2,061,440
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,103,070
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	476,436
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	306	306
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	505,300
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,282,160
Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS-AGC) (d)	5.25%	04/15/22	4,465	5,009,730
				33,750,435

South Dakota–0.47%

Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,687,935
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (d)	5.50%	08/01/38	3,000	3,413,460
South Dakota (State of); Series 1993 A, Lease Revenue Trust Ctfs. (INS-AGM) (d)	6.70%	09/01/17	4,000	4,457,960
				9,559,355

Tennessee–0.25%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,042,870
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,048,840
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,589,205
Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,400	1,457,498
				5,138,413

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–12.55%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	$3,615	$3,849,469
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB (c)(i)	6.50%	11/01/29	430	318,841
Austin (City of);
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/37	3,120	3,500,609
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/40	3,720	4,129,460
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB (b)	7.00%	05/01/21	500	666,025
Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB (a)(c)	5.95%	05/15/20	1,100	1,247,147
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,994,145
Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,768,500
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (d)	5.25%	08/15/34	4,000	4,409,480
Dallas-Fort Worth (Cities of) International Airport; Series 2012 E, Ref. RB (c)	5.00%	11/01/35	2,500	2,613,800
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2003 A, Joint RB (INS-AGM) (c)(d)	5.25%	11/01/24	10,000	10,179,900
Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.38%	11/01/21	4,000	4,252,840
Series 2004 B, Joint Improvement RB (INS-AGM) (c)(d)	5.50%	11/01/19	6,110	6,525,480
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,201,788
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	08/15/31	6,665	8,333,316
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,312,857
Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,130,200
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (a)(b)	7.25%	12/01/18	1,000	1,327,600
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	11/15/26	3,860	4,264,798
Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS-AGC) (d)	5.00%	11/15/27	3,180	3,519,592
Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,862,886
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(f)	0.00%	09/01/26	8,750	5,162,762
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (d)(f)	0.00%	09/01/27	3,600	1,989,612
Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-AGM) (d)	5.25%	05/15/22	15,000	15,683,700
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-BHAC) (d)	5.25%	05/15/23	22,500	23,527,800
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (d)	5.25%	05/15/25	5,000	5,222,950
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	2,150,101
Series 2011 A, RB	6.88%	05/15/41	1,700	2,135,710
Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,759,606
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, Special Facilities RB (c)	5.00%	11/01/28	2,000	2,149,080
Lower Colorado River Authority;
Series 2012 B, Ref. RB	5.00%	05/15/32	4,475	4,988,998
Series 2012 B, Ref. RB	5.00%	05/15/37	3,870	4,236,566
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,179,280
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (a)(c)	6.00%	08/01/13	5,000	5,039,600
Newark Cultural Education Facilities Finance Corp. (A.W. Brown-Fellowship Leadership); Series 2012, Lease RB	6.00%	08/15/42	2,330	2,437,297

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	$3,500	$3,958,640
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,340,520
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(f)	0.00%	01/01/28	12,800	7,189,248
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(f)	0.00%	01/01/29	2,165	1,152,863
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (d)(f)	0.00%	01/01/31	4,710	2,258,115
Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	4,000	4,388,400
Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	07/15/25	2,750	2,969,395
Series 2005, Ref. Facilities RB (INS-AGM) (d)	5.00%	03/01/27	2,000	2,134,340
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	2,000	2,209,140
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	357,299
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	556,435
Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,109,240
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,270,554
Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,531,410
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (d)	5.75%	07/01/18	2,775	2,992,033
Series 2008 A, Ref. RB (INS-AGC) (d)	6.50%	07/01/37	4,250	4,892,557
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,106,134
Tarrant County Health Facilities Development Corp.; Series 1987 B, RB (b)	5.00%	09/01/15	1,750	1,832,460
Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP-GNMA) (c)(h)	13.41%	07/02/24	325	345,995
Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,237,100
Series 2008, Mobility Fund Unlimited Tax GO Bonds (e)	5.00%	04/01/28	4,000	4,552,640
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	10,000	10,671,900
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (d)(f)	0.00%	08/15/27	1,000	583,780
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,901,587
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/22	3,000	3,393,450
Series 2012, Gas Supply RB	5.00%	12/15/29	5,400	5,756,454
Series 2012, Gas Supply RB	5.00%	12/15/30	2,185	2,323,922
Series 2012, Gas Supply RB	5.00%	12/15/31	1,185	1,257,475
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,517,220
Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,067,182
				257,929,283

Utah–0.50%

Provo (City of); Series 1984 A, Electric RB (b)	10.38%	09/15/15	245	272,920
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB (b)	5.00%	06/01/15	3,380	3,536,967
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	617,544
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	4.00%	06/15/39	4,000	3,889,440
Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB (c)	5.70%	07/01/28	1,895	2,011,164
				10,328,035

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Vermont–0.29%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	$3,550	$3,605,025
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	2,250	2,413,732
				6,018,757

Virgin Islands–0.41%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	4,006,728
Series 2012 A, RB (g)	5.00%	10/01/32	4,000	4,375,640
				8,382,368

Virginia–1.05%

Hanover (County of) Economic Development Authority (Covenant Woods);
Series 2012 A, Residential Care Facility RB	4.50%	07/01/30	2,795	2,742,622
Series 2012 A, Residential Care Facility RB	4.50%	07/01/32	1,100	1,065,702
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	2,525	2,653,522
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (b)	5.50%	06/01/26	695	736,630
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (c)	5.00%	07/01/27	465	495,365
Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	3,920	4,203,455
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB (c)	5.00%	07/01/34	3,000	3,107,880
Series 2012, Sr. Lien RB (c)	5.00%	01/01/40	2,000	2,064,720
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (a)(b)(g)	8.00%	07/01/14	900	964,449
Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,397,420
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,003	1,069,148
				21,500,913

Washington–3.35%

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,103,130
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS-NATL) (d)	5.00%	01/01/38	2,500	2,622,875
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	923,600
King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (a)(b)(c)	5.30%	06/01/17	1,025	1,174,353
King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (d)	5.25%	12/01/28	3,575	4,003,857
Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS-AMBAC) (d)	5.00%	12/01/34	4,140	4,207,234
Seattle (City of);
Series 2003, Ref. Water System RB (INS-NATL) (d)	5.00%	09/01/20	2,150	2,174,961
Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,859,811
Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,410,040
Spokane (City of) Public Facilities District;
Series 2003, Hotel, Motel & Sales Tax Use RB (a)(b)	5.75%	12/01/13	2,000	2,055,180
Series 2003, Hotel, Motel & Sales Tax Use RB (a)(b)	5.75%	12/01/13	2,420	2,486,768
Series 2003, Hotel, Motel & Sales Use Tax RB (a)(b)	5.25%	12/01/13	3,000	3,075,300
Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS-AGM) (d)	5.25%	08/15/28	1,000	1,094,270
Series 2008 B, RB (INS-AGC) (d)	6.00%	08/15/39	2,000	2,266,920
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS-AGM) (d)	5.25%	10/01/33	5,000	5,420,300
Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	544,960
Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,626,795

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	$1,100	$1,185,767
Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,545,965
Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds (e)	5.00%	08/01/30	21,500	25,122,105
				68,904,191

West Virginia–0.12%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,000	1,053,010
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	262,790
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,125	1,175,108
				2,490,908

Wisconsin–2.00%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	2,000	2,195,780
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	1,021,325
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	6,000	6,590,880
Series 2012, RB	5.00%	06/01/39	5,000	5,306,850
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,273,700
Series 2011 A, RB	5.75%	05/01/35	1,000	1,156,240
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	578,070
Series 2009, RB	6.63%	02/15/39	1,000	1,154,420
Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB (c)(e)	5.13%	09/01/28	3,230	3,380,389
Series 2008 A, Home Ownership RB (c)	5.30%	09/01/23	8,125	8,742,338
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,797,057
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	5,961,900
				41,158,949

Wyoming–0.56%

Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,479,080
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	2,005	2,167,145
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,158,230
Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,656,581
Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,069,430
				11,530,466
TOTAL INVESTMENTS(l)–107.26% (Cost $2,011,190,679)				2,204,992,849
FLOATING RATE NOTE OBLIGATIONS(m)–(8.00)% Notes with interest rates ranging from 0.11% to 0.27% at 05/31/13 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1D)				(164,410,000)
OTHER ASSETS LESS LIABILITIES–0.74%				15,178,537
NET ASSETS–100.00%				$2,055,761,386

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CARS	—Convertible Auction Rate Security
CEP	—Credit Enhancement Provider
Connie Lee	—Connie Lee Insurance, Co.
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
Ctfs.	—Certificates
FHA	—Federal Housing Administration
FTA	—Federal Transit Administration
GNMA	—Government National Mortgage Association
GO	—General Obligation

IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SFH	—Single-Family Housing
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(c)	Security subject to the alternative minimum tax.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)	Zero coupon bond issued at a discount.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $26,798,208, which represented 1.30% of the Fund’s Net Assets.

(h)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $17,974,429 which represents less than 1% of the Fund’s Net Assets.

(i)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $2,292,827, which represented less than 1% of the Fund’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(l)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.3%
Assured Guaranty Corp.	9.1
National Public Finance Guarantee Corp.	8.0

(m)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $295,627,649 are held by Dealer Trusts and serve as collateral for the $164,410,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

Invesco Municipal Income Fund

D.	Floating Rate Note Obligations – (continued)

rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $26,567,494 and $17,996,248, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$217,993,820
Aggregate unrealized (depreciation) of investment securities	(20,264,292)
Net unrealized appreciation of investment securities	$197,729,528
Cost of investments for tax purposes is $2,007,263,321.

NOTE 4 — Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Municipal Income Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Municipal Bond Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement was approved by the Fund’s shareholders on April 24, 2013 and the reorganization is expected to close on July 15, 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Invesco Municipal Income Fund

Invesco New York Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-NYTFI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–104.89%

New York–95.39%

Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,319,709
Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,041,500
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	449,056
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS-AGM) (a)	5.00%	12/15/25	500	559,885
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,177,280
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	584,160
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB (b)	0.00%	07/15/34	3,685	1,360,060
Series 2009, PILOT RB	6.25%	07/15/40	475	552,810
Series 2009, PILOT RB	6.38%	07/15/43	475	555,076
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.00%	04/01/33	500	532,340
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	382,379
Series 2012, RB	5.00%	08/01/42	2,250	2,456,325
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc. - Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,678,818
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	349,520
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	1,010,210
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (c)	5.25%	05/01/30	2,850	3,248,174
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB (d)	5.20%	12/01/23	1,100	1,186,262
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,494,931
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	1,400	1,617,420
Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS-AGM) (a)(d)	5.75%	07/01/22	1,290	1,366,729
Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,001,040
Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS-AGM) (a)(b)	0.00%	06/01/18	2,000	1,860,720
Series 2008 A, Electric System General RB (INS-BHAC) (a)	5.50%	05/01/33	355	412,769
Madison (County of) Industrial Development Agency (Colgate University); Series 2005 A, RB (INS-AMBAC) (a)	5.00%	07/01/35	750	780,285
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,655,865
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	714,482
Series 2012 D, Ref. RB	5.00%	11/15/32	685	763,885
Series 2012 H, RB	5.00%	11/15/42	4,750	5,138,312
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	401,472
Monroe County Industrial Development Corp. (Rochester General Hospital); Series 2013 A, Ref. RB	5.00%	12/01/42	860	932,016
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	968,957
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	240	136,325
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	930	1,031,993
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	1,250	1,330,175
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	982,910
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS-NATL) (a)(d)	5.75%	12/01/22	2,000	2,047,440
Series 2010, Special Obligation RB	6.00%	12/01/42	860	1,001,178

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	$1,515	$1,560,329
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS-ACA) (a)	5.25%	11/01/37	1,300	1,389,024
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,200,060
Series 2005, Special Facility RB (d)(e)	5.50%	01/01/16	2,000	2,191,520
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (c)	5.00%	06/15/37	4,000	4,277,080
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,339,180
New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	575,530
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	1,000,594
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/27	1,310	1,529,608
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	1,000	1,144,620
Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	672,951
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	755	881,100
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	605	711,069
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	605	694,685
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	779,731
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS-NATL) (a)(c)	5.00%	07/01/44	960	992,650
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	932,093
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	920,272
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/33	1,000	1,158,420
New York (City of);
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,081,135
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	481,892
Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	465,552
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB (e)(f)	5.38%	07/01/13	1,000	1,004,260
Series 2009, RB	5.75%	07/01/33	660	743,602
Series 2012 A, RB	5.00%	07/01/26	1,000	1,136,670
New York (State of) Dormitory Authority (Catholic Health Services of Long Island - St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,000	1,020,980
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/27	710	896,091
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/30	750	963,510
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/31	555	714,585
New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	577,483
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (c)	5.00%	07/01/35	4,725	5,203,406
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,192,230
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL) (a)	5.25%	07/01/28	935	1,071,529
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS-AGC) (a)	5.00%	07/01/33	500	553,070
Series 2011 A, RB	5.13%	07/01/29	500	569,020
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian) (a)	5.00%	07/01/41	1,150	1,177,220
New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,053,350
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL) (a)	5.50%	07/01/23	1,250	1,576,675
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (a)	5.00%	08/01/29	1,000	1,051,970
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	954,782

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	$1,250	$1,352,925
New York (State of) Dormitory Authority (New York State Rehabilitation Association Pooled Loan Program No. 1); Series 2001 A, RB (INS-AMBAC) (a)	5.50%	07/01/15	960	964,022
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,736,970
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,070	1,344,680
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,397,037
Series 2011 A, RB	5.00%	05/01/41	500	542,990
Subseries 2005 A, RB	5.00%	11/01/26	750	791,640
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.50%	12/01/21	1,000	1,154,860
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/27	1,000	1,108,680
New York (State of) Dormitory Authority (Rochester Institute of Technology);
Series 2010, RB	5.00%	07/01/40	1,250	1,361,375
Series 2012, RB	5.00%	07/01/38	1,000	1,114,590
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	866,675
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 C, RB	7.50%	04/01/39	2,000	2,508,520
Series 2008 D, RB (INS-AGC) (a)	5.75%	10/01/24	500	599,955
Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/24	1,500	1,718,100
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,384,163
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	549,360
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2012 A, RB	5.00%	07/01/42	1,000	1,117,890
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,121,300
New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB (f)	7.38%	07/01/16	1,200	1,325,796
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,398,733
Series 2011, Ref. RB	5.00%	07/01/31	750	829,980
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	1,007,649
New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB (e)(f)	5.50%	07/01/13	750	753,278
New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	345	353,442
Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	1,000	1,116,670
Series 2008 C, Mental Health Services Facilities Improvement RB (INS-AGM) (a)(d)	5.25%	02/15/28	2,000	2,196,380
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (d)(g)	13.46%	07/01/26	1,200	1,211,448
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	822,338
New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	500	584,855
Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	558,945
Series 2012 I, General RB	5.00%	01/01/42	1,610	1,753,403
New York City Housing Development Corp.; Series 2005 K, MFH RB (d)	5.00%	11/01/37	1,000	1,022,240
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	980,192
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,000	1,073,810
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,441,926
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB	5.25%	10/01/35	1,100	1,282,941
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(h)(i)	6.13%	02/15/19	750	8
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,644,500

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York State Environmental Facilities Corp. (Pooled Financing Program) ; Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	$310	$410,725
New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	105	108,271
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	869,783
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	06/15/23	935	1,119,232
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	996,323
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,154,172
Orange County Funding Corp. (Mount Saint Mary College); Series 2012 A, RB	5.00%	07/01/42	930	996,188
Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC-JPMorgan Chase Bank, N.A.) (d)(j)	5.38%	12/01/36	1,000	1,048,640
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS-AMBAC) (a)(d)	5.00%	12/15/23	1,000	1,021,420
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (d)(e)(h)	6.63%	10/01/13	850	858,917
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/27	1,235	1,245,139
Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB (e)(f)	5.00%	11/01/14	825	879,623
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,049,690
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	522,348
Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	210	209,973
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (d)	5.00%	11/01/36	1,000	1,061,660
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/32	1,250	1,318,325
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	282,453
Triborough Bridge & Tunnel Authority;
Series 2008 A, General Purpose RB	4.75%	11/15/29	200	218,954
Series 2012 A, General RB	5.00%	11/15/34	2,000	2,283,800
Series 2012 A, General RB	5.00%	11/15/36	1,975	2,246,641
Series 2012 A, General RB	5.00%	11/15/38	1,000	1,134,930
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,385,537
TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	900	791,829
Ulster (County of) Resource Recovery Agency; Series 2002, Ref. RB (INS-AMBAC) (a)	5.25%	03/01/18	200	200,738
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,112,200
Series 2009 A, Ref. RB	5.00%	07/01/26	810	895,188
Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	270	270,205
Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,041,580
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	1,092,812
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,067,330
				168,510,888

Puerto Rico–5.78%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,000	1,002,380
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,051,220
Series 2010 XX, RB	5.75%	07/01/36	500	515,945
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB (f)	5.50%	07/01/15	1,535	1,647,715

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	$750	$750,210
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	675	691,281
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB (b)	0.00%	08/01/34	1,000	299,060
First Subseries 2010 A, RB	5.38%	08/01/39	530	556,887
Series 2011 C, RB	5.00%	08/01/40	3,500	3,695,405
				10,210,103

Guam–2.30%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	147,650
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,369,262
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	450	494,609
Series 2012 A, Ref. RB	5.00%	10/01/34	610	664,034
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	785,377
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	606,446
				4,067,378

Virgin Islands–1.42%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	981,544
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,091,840
Series 2012 A, RB (h)	4.00%	10/01/22	410	426,088
				2,499,472
TOTAL INVESTMENTS(k)–104.89% (Cost $172,816,905)				185,287,841
FLOATING RATE NOTE OBLIGATIONS–(6.32)%
Notes with interest rates ranging from 0.12% to 0.14% at 05/31/13 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1D)(l)				(11,170,000)
OTHER ASSETS LESS LIABILITIES–1.43%				2,529,508
NET ASSETS–100.00%				$176,647,349

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

GO	—	General Obligation

IDR	—	Industrial Development Revenue Bonds

INS	—	Insurer

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PILOT	—	Payment-in-Lieu-of-Tax

Radian	—	Radian Asset Assurance, Inc.

RB	—	Revenue Bonds

Ref.	—	Refunding

Sr.	—	Senior

Sub.	—	Subordinated

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)

Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,211,448 which represents less than 1% of the Fund’s Net Assets.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $2,530,152, which represented 1.43% of the Fund’s Net Assets.

(i)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2013 represented less than 1% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(l)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $18,682,392 are held by Dealer Trusts and serve as collateral for the $11,170,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco New York Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco New York Tax Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco New York Tax Free Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $2,044,677 and $2,973,025, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,224,137
Aggregate unrealized (depreciation) of investment securities	(1,707,908)
Net unrealized appreciation of investment securities	$12,516,229
Cost of investments for tax purposes is $172,771,612.

Invesco New York Tax Free Income Fund

Invesco Tax-Exempt Cash Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	TEC-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–79.15%

Alabama–2.28%

Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (a)(b)(c)(d)	0.12%	05/01/41	$1,800	$1,800,000

Arkansas–0.13%

Arkansas (State of); Series 2010, Ref. Federal Highway Grant Unlimited Tax GO TRAN	4.00%	08/01/13	100	100,609

Colorado–8.36%

Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	12/01/23	745	745,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (a)	0.12%	02/15/28	365	365,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (a)	0.13%	02/01/31	1,585	1,585,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (a)(b)(c)	0.77%	12/01/30	3,900	3,900,000
				6,595,000

Florida–2.63%

Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC-Citibank, N.A.) (a)(b)	0.13%	11/01/31	600	600,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.14%	11/01/36	675	675,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (a)(b)	0.13%	07/01/32	800	800,000
				2,075,000

Georgia–4.06%

Georgia (State of); Series 2009 E, Ref. Unlimited Tax GO Bonds	4.00%	07/01/13	500	501,566
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC-Branch Banking & Trust Co.) (a)(b)	0.15%	08/01/38	900	900,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (a)	0.12%	07/01/24	1,200	1,200,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB (a)	0.11%	09/01/35	600	600,000
				3,201,566

Illinois–1.04%

Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	250	250,164
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (a)(b)(d)	0.16%	10/01/17	100	100,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	08/15/25	473	473,000
				823,164

Indiana–0.25%

Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	200	200,170

Iowa–2.54%

Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.15%	05/01/42	2,000	2,000,000

Kansas–0.79%

Overland Park (City of); Series 2013 B, Ref. Internal Improvement Unlimited Tax GO Bonds	1.50%	09/01/13	620	621,525

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–10.90%

Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.14%	12/01/29	$3,700	$3,700,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	04/01/32	3,900	3,900,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	07/01/38	1,000	1,000,000
				8,600,000

Maryland–0.18%

Baltimore (County of) (Metropolitan District-73rd Issue); Series 2010 A, Unlimited Tax GO Bonds	5.00%	11/01/13	135	137,618

Massachusetts–5.20%

Massachusetts (State of) (Consolidated Loan of 2010); Series 2010 C, Ref. Limited Tax GO Bonds	4.00%	01/01/14	100	102,103
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.15%	07/01/38	3,900	3,900,000
Wellesley (Town of); Series 2009, Municipal Purpose Loan Unlimited Tax GO Bonds	3.00%	06/01/13	100	100,000
				4,102,103

Michigan–1.27%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	10/15/30	5	5,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	10/15/38	300	300,000
Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (a)	0.12%	08/15/32	500	500,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.13%	10/01/31	200	200,000
				1,005,000

Missouri–1.80%

Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC-FHLB of Chicago) (a)(b)	0.18%	11/01/37	1,420	1,420,000

New Hampshire–2.03%

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.12%	09/01/37	1,600	1,600,000

New Jersey–1.01%

New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	02/01/28	800	800,000

New Mexico–0.32%

Albuquerque (City of); Series 2008 A, General Purpose Unlimited Tax GO Bonds	4.00%	07/01/13	250	250,740

New York–1.11%

New York (State of) Environmental Facilities Corp. (New York City Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/13	870	871,622

North Carolina–1.82%

North Carolina (State of) Capital Facilities Finance Agency (Duke University);
Series 1991 B, VRD RB (a)	0.13%	12/01/21	900	900,000
Series 2006 A, Ref. RB	4.00%	10/01/13	100	101,217
Winston-Salem (City of); Series 2013, Stormwater Fee RB	2.00%	06/01/14	430	437,493
				1,438,710

North Dakota–2.54%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.25%	12/01/14	2,000	2,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–1.03%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	11/01/40	$810	$810,000

Oregon–3.02%

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.10%	11/01/28	780	780,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA) (a)(e)	0.15%	10/15/38	1,600	1,600,000
				2,380,000

Pennsylvania–11.74%

Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC-PNC Bank, N. A.) (a)(b)	0.13%	11/01/30	675	675,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (a)(b)	0.12%	03/01/30	1,200	1,200,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	10/15/25	500	500,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.14%	11/01/14	3,000	3,000,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.14%	07/01/38	3,880	3,880,000
				9,255,000

Tennessee–2.58%

Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	06/01/24	1,035	1,035,000
Knoxville (City of); Series 2012 BB, Ref. Electrical Systems RB	3.00%	07/01/13	500	501,111
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA) (a)	0.11%	12/15/42	500	500,000
				2,036,111

Texas–2.41%

Brazosport Independent School District; Series 2004, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	02/15/14	200	205,139
Dallas (City of); Series 2007 A, Ref. & Improvement Limited Tax GO Bonds	5.00%	02/15/14	300	309,860
El Paso (City of); Series 2012 A, Ref. Water & Sewer Improvement RB	2.00%	03/01/14	175	177,157
Joaquin Independent School District; Series 2010, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	3.00%	02/15/14	120	122,229
Mesquite Independent School District; Series 2006, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	08/15/13	180	181,737
San Antonio (City of); Series 2007, Combined Tax & Revenue Limited Tax GO Ctfs.	4.00%	08/01/13	100	100,626
Texas (State of) (Water Infrastructure Fund); Series 2009 E, Water Financial Assistance Unlimited Tax GO Bonds	4.00%	08/01/13	100	100,583
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	500	502,886
Texas A&M University System Board of Regents; Series 2011, Permanent University Fund RB	2.00%	07/01/13	100	100,142
White Settlement Independent School District; Series 2006, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	4.00%	08/15/13	100	100,756
				1,901,115

Utah–0.63%

Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB (a)	0.13%	05/15/35	500	500,000

Virginia–1.84%

Chesapeake (City of); Series 2011 A, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	12/01/13	725	735,082
Henrico (County of); Series 2008 A, Public Improvement Unlimited Tax GO Bonds	5.00%	12/01/13	200	204,749
Virginia (State of); Series 2011 A-1, Unlimited Tax GO Bonds	3.00%	06/01/14	500	513,688
				1,453,519

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–0.25%

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	11/01/32	$200	$200,000

Wisconsin–5.39%

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.) (a)(b)	0.17%	07/01/16	2,500	2,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.13%	12/01/36	1,200	1,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.23%	08/15/34	550	550,000
				4,250,000
Total Municipal Obligations (Cost $62,428,572)				62,428,572

Commercial Paper–1.27%

Asset-Backed Securities-Fully Supported-1.27%

Kells Funding LLC (c)(d)(f) (Cost $999,475)	0.31%	08/01/13	1,000	999,475
TOTAL INVESTMENTS(g)(h)–80.42% (Cost $63,428,047)				63,428,047
OTHER ASSETS LESS LIABILITIES–19.58%				15,441,314
NET ASSETS–100.00%				$78,869,361

Investment Abbreviations:

Ctfs.	—Certificates
CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $3,934,475, which represented 4.99% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
U.S. Bank, N.A.	19.1%
PNC Bank, N.A.	12.3
TD Bank, N.A.	10.6
FNMA	7.2
BNP Paribas	6.2
Lloyds TSB Bank PLC	6.1
Bank of America, N.A.	5.6

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Exempt Cash Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Tax-Exempt Cash Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

TFI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments May 31, 2013 (Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.29%

Alabama–2.78%

Alabama (State of) 21st Century Authority;
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/19	$1,750	$2,063,092
Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	1,500	1,787,790
Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,088,450
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,182,410
Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB (a)(b)	4.10%	11/03/16	2,000	2,221,220
Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/15	1,930	2,027,581
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/16	2,335	2,497,820
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/17	2,465	2,671,493
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/18	1,985	2,171,431
Series 2003 A, Ref. RB (INS-AGM) (c)	4.00%	07/01/19	1,410	1,555,879
Series 2003 A, Ref. RB (INS-AGM) (c)	4.50%	07/01/20	1,375	1,540,413
Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB (a)(d)	4.50%	06/01/14	990	1,031,333
Series 2009, Health Care Facility RB (a)(d)	4.63%	06/01/14	750	782,250
Series 2009, Health Care Facility RB (a)(d)	5.00%	06/01/14	525	549,539
Series 2009, Health Care Facility RB (a)(d)	5.25%	06/01/14	1,000	1,049,230
Series 2009, Health Care Facility RB (a)(d)	5.75%	06/01/14	2,000	2,108,440
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/18	3,540	4,044,450
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (c)	4.25%	08/01/19	3,535	4,064,472
Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,100,315
Series 2010 A, RB	5.00%	06/01/18	2,740	3,152,534
Mobile (City of) Industrial Development Board (Alabama Power Co. - Barry Plant); Series 2007 C, PCR (a)(b)	5.00%	03/19/15	2,150	2,309,508
Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	4.00%	12/01/13	1,000	1,017,660
				43,017,310

Alaska–1.01%

Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS-AGM) (c)	5.13%	04/01/19	1,000	1,176,370
Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,076,629
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	917,380
Alaska (State of) International Airports System; Series 2006 B, RB (INS-NATL) (c)	5.00%	10/01/27	1,135	1,250,895
Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	291,303
North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,226,230
Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS-AGC) (c)	5.13%	06/01/24	650	722,690
Valdez (City of) (BP Pipelines);
Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,149,524
Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	5,730	6,842,651
				15,653,672

Arizona–2.31%

Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	07/01/18	1,250	1,402,725
Arizona (State of);
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/13	1,660	1,686,577
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/14	3,000	3,183,930
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/15	2,000	2,198,300
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/16	3,000	3,390,810

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/18	$2,000	$2,340,680
Series 2010 A, COP (INS-AGM) (c)	5.00%	10/01/19	1,000	1,182,660
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/21	2,000	2,325,180
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/22	2,000	2,291,940
Series 2010 B, COP (INS-AGM) (c)	5.00%	10/01/23	2,000	2,282,540
Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	07/01/23	1,500	1,764,900
Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,012,950
Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, RB	5.20%	07/01/22	350	360,931
Series 2012, RB	6.00%	07/01/32	500	525,425
Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien RB (INS-AGM) (c)	3.00%	01/01/14	1,000	1,013,040
Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,196,967
Series 2010, COP	3.50%	06/01/15	1,200	1,272,132
University Medical Center Corp.; Series 2011, Hospital RB	4.00%	07/01/13	500	501,450
Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS-SGI) (c)	5.00%	07/01/24	750	820,507
				35,753,644

California–9.59%

Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/25	1,520	1,705,303
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/28	1,350	1,509,718
Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.); Series 2010, RB (INS-Cal-Mortgage) (c)	4.00%	09/01/15	1,000	1,062,380
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);	5.00%	08/15/15	1,000	1,097,700
Series 2011, Ref. RB
California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB (a)(b)	5.00%	10/16/14	3,125	3,307,781
Series 2009 D, Ref. RB (a)(b)	5.00%	10/18/16	6,000	6,774,180
California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (d)	5.10%	02/01/19	735	832,373
Series 2010 B, RB (a)(d)	5.50%	02/01/20	1,250	1,551,175
California (State of) Pollution Control Financing Authority (BP West Coast Products LLC);	2.60%	09/02/14	4,650	4,772,853
Series 2009, Ref. Environmental Improvement RB (a)(b)
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2013 B-3, TEMPS-40sm RB	2.10%	10/01/19	2,250	2,257,582
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.00%	08/15/17	385	440,209
Series 2008 A, RB (INS-Cal-Mortgage) (c)	5.25%	08/15/19	325	376,737
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS-AMBAC) (c)	5.05%	10/01/28	1,500	1,632,465
California (State of) Statewide Communities Development Authority (Kaiser Permanente);	1.07%	05/01/17	6,000	6,000,000
Series 2012, Floating Rate RB (a)(b)
California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,005,580
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,256,079
Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds (a)(b)	5.00%	07/01/14	1,095	1,150,188
Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,332,780
Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds (a)(b)	0.80%	05/01/15	3,000	3,000,000
Series 2012 B, Ref. Floating Rate Unlimited Tax GO Bonds (b)	1.12%	05/01/19	4,000	4,000,000
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	3,000	3,398,520
California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB (a)(b)	0.62%	04/01/14	2,000	2,000,000
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2006 A, Ref. IDR	1.65%	07/01/18	3,000	3,030,900

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/21	$1,500	$1,189,050
Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(e)	0.00%	08/01/25	3,000	1,929,090
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (c)(e)	0.00%	08/01/28	1,000	531,980
Fresno (City of); Series 2008 A, Sewer System RB (INS-AGC) (c)	5.00%	09/01/25	2,040	2,350,549
Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/17	1,000	927,740
Series 2010 A, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(e)	0.00%	08/01/20	1,000	825,090
Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB (a)(b)	4.00%	03/01/14	4,000	4,072,640
Series 2011 B, Tax Allocation RB (a)(b)	4.25%	03/01/15	2,500	2,604,275
Series 2011 C, Tax Allocation RB (a)(b)	4.50%	03/01/16	2,500	2,661,300
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	455,978
Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,052,280
Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/24	1,000	1,138,130
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,127,410
Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,171,190
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,438,740
Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	755,459
Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS-AGC) (c)	5.00%	06/01/29	1,625	1,760,915
Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,466,045
Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/16	1,000	1,120,670
Series 2009, COP (INS-AGM) (c)	5.00%	08/01/19	2,360	2,759,336
Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,314,055
New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	08/01/20	2,530	2,977,430
Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,039,840
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,090,020
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,165,350
Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,148,970
Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	1,300	914,719
Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	1,000	1,161,380
Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS-AGC) (c)	5.13%	07/01/25	1,500	1,660,020
Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,147,780
Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,066,377
Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,398,360
Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,353,280
Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,680,060
Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	575,600
San Diego (City of) Public Facilities Financing Authority; Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	523,125
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,399,200
Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS-NATL) (c)	4.38%	01/01/24	1,000	1,034,160
Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,000	630,760
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/22	1,900	1,420,915
Series 2009 B-1, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/23	2,000	1,407,260

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Twin Rivers Unified School District (School Facility Bridge Funding Program);
Series 2007, COP (INS-AGM) (a)(b)(c)	3.20%	06/01/20	$2,500	$2,482,825
Series 2007, COP (INS-AGM) (b)(c)	3.50%	06/01/41	500	500,000
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (c)	5.00%	03/01/29	2,040	2,147,488
Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,190,824
Series 2009 A, Electric System RB	5.50%	08/01/15	625	681,169
West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,282,940
West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,147,767
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	08/01/28	1,500	1,700,490
				148,074,534

Colorado–3.16%

Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	497,065
Series 2009 A, Auxiliary Facilities Improvement RB (CEP-Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	381,650
Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS-AGM) (c)	5.00%	12/01/20	1,000	1,148,030
Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	820	941,680
Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,079,660
Series 2003 A, Hospital RB (INS-AGM) (c)	5.25%	05/15/26	1,000	1,109,060
Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,319,510
Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP-Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	547,305
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/25	2,000	2,358,060
Denver (City of) Urban Renewal Authority (Stapleton);
Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/20	3,000	3,551,460
Series 2013 A-1, Sr. Tax Increment Allocation RB	5.00%	12/01/21	3,800	4,486,698
Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,165,440
E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	3,300	3,331,614
Series 2007 D-2, Sr. RB (INS-NATL) (a)(b)(c)	5.00%	09/02/13	14,755	14,899,009
Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	100	100,848
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,037,592
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,052,660
Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS-AMBAC) (c)	5.00%	12/01/14	1,300	1,388,361
Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,898,274
Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,513,620
University of Colorado Hospital Authority;
Series 2012 A, RB	5.00%	11/15/23	750	885,465
Series 2012 A, RB	5.00%	11/15/24	1,000	1,162,690
				48,855,751

Connecticut–0.64%

Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,301,700
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2011 A, RB	4.00%	07/01/23	1,500	1,591,440
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University);
Series 2012 H, Ref. RB (INS-AGM) (c)	4.00%	07/01/22	2,590	2,869,513

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Connecticut–(continued)

Connecticut (State of); Series 2013 A, Floating Rate Unlimited Tax GO Bonds (b)	0.67%	03/01/19	$2,000	$2,000,000
New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,143,190
				9,905,843

Delaware–0.18%

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,060,550
Series 2009 A, RB	5.00%	07/01/18	1,540	1,774,727
				2,835,277

District of Columbia–0.71%

District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,144,809
District of Columbia (Georgetown University);
Series 2001 C, University RB (a)(b)	5.25%	04/01/23	2,000	2,292,860
Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,160,480
Series 2011, University RB (a)(b)	5.00%	04/01/21	2,055	2,408,850
District of Columbia; Series 2011 E, Ref. Income Tax Sec. RB (b)	0.72%	12/01/15	2,000	2,000,000
				11,006,999

Florida–6.92%

Broward (County of);
Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,580,532
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	2,700	3,133,080
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	2,885	3,323,664
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,176,250
Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS-AGC) (c)	5.00%	06/01/16	2,000	2,250,680
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/14	2,500	2,614,200
Series 2010 A-1, Sr. Sec. RB (INS-AGM) (c)	5.00%	06/01/17	2,000	2,300,200
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	2,000	2,356,580
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,421,920
Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,341,060
Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	2,025,501
Series 2012 A, Lottery RB	5.00%	07/01/23	4,575	5,488,948
Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS-NATL) (c)	5.00%	07/01/18	1,335	1,512,328
Florida (State of) Department of Environmental Protection; Series 2003 C, Florida Forever RB (a)(d)	5.00%	07/01/13	3,525	3,573,328
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2012 A, RB	2.00%	12/01/13	690	694,671
Series 2012 A, RB	2.00%	12/01/14	805	820,681
Series 2012 A, RB	3.00%	12/01/15	605	635,837
Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	550,825
Series 2011 A, RB	4.00%	04/01/17	500	553,985
Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	1,730	1,736,989
Series 2010 A, RB	5.00%	07/01/15	5,250	5,751,690
Gulf Breeze (City of) (2010 A Loan Program - Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/15	1,590	1,733,975
Series 2010 A, Capital Funding RB (INS-AGM) (c)	5.00%	10/01/16	1,495	1,674,579
Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB (f)	4.50%	12/01/20	3,050	3,556,818
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,193,460
Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,287,940
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (a)(b)	5.15%	09/01/13	550	556,215

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Jacksonville (City of) (Better Jacksonville);
Series 2003, Sales Tax RB (a)(d)	5.25%	10/01/13	$3,000	$3,050,310
Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,075	1,238,454
JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,161,113
Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.00%	10/01/17	1,900	2,190,472
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/15	1,500	1,654,350
Series 2003, Ref. Electric System RB (INS-AGM) (c)	5.25%	10/01/16	1,500	1,705,935
Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	609,909
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	1,500	1,594,020
Series 2012, RB	5.50%	11/15/32	1,000	1,102,550
Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,093,820
Miami (City of);
Series 1998, Ref. Parking System RB (INS-NATL) (c)	5.25%	10/01/15	900	962,262
Series 2009, Ref. Parking System RB (INS-AGC) (c)	5.00%	10/01/28	750	816,263
Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	578,850
Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS-AGC) (c)	5.00%	06/01/18	1,000	1,157,080
Series 2009, Public Facilities RB (INS-AGC) (c)	5.50%	06/01/29	2,455	2,701,236
Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS-AGC) (c)	5.00%	10/01/27	120	135,815
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/26	1,000	1,136,150
Series 2009 B, Aviation RB (INS-AGC) (c)	5.00%	10/01/29	1,000	1,124,050
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/26	1,850	2,096,827
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS-NATL) (a)(b)(c)	4.55%	08/01/13	500	502,790
Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.00%	10/01/24	1,500	1,738,770
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.13%	10/01/25	1,525	1,770,662
Series 2008 C, Ref. Water & Sewer System RB (INS-BHAC) (c)	5.50%	10/01/20	1,500	1,765,935
Series 2012, Transit System Sales Surtax RB	5.00%	07/01/25	2,815	3,265,766
Series 2012 B, Ref. Aviation RB	5.00%	10/01/24	1,000	1,173,950
Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,144,024
Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	852,728
Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS-AGC) (c)	6.25%	09/01/27	500	559,455
Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS-AGM) (c)	5.00%	10/01/14	2,000	2,101,420
				106,830,902

Georgia–3.45%

Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	4.13%	11/01/19	970	1,106,062
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/17	1,500	1,749,735
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/20	1,500	1,734,780
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.00%	11/01/21	1,500	1,710,975
Series 2009 B, Water & Wastewater RB (INS-AGM) (c)	5.25%	11/01/27	2,000	2,477,900
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (a)(b)	2.40%	04/01/20	2,000	1,984,380
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,801,754
Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,832,350
Series 2009 A, RAC	4.50%	06/15/21	2,500	2,816,975
Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB (d)	4.00%	11/15/16	2,460	2,740,686

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	$2,830	$3,157,856
Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community);
Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,299,800
Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2010 A, RAC	5.00%	02/15/16	1,245	1,366,798
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,119,750
Series 2008 A, RAC	5.25%	08/01/23	1,000	1,109,520
Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS-AGM) (c)	5.25%	07/01/29	2,000	2,182,780
Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	718,991
Series 2009, RAC	5.00%	08/01/24	1,260	1,437,937
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS-AGM) (c)	3.50%	08/01/20	2,000	2,156,540
Series 2010, RAC (INS-AGM) (c)	5.00%	08/01/21	1,500	1,742,835
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/13	700	706,482
Series 2012 A, RB	4.00%	10/01/14	585	605,030
Series 2012 A, RB	4.00%	10/01/16	1,660	1,776,217
Series 2012 C, RB	5.25%	10/01/27	1,000	1,124,700
Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,724,700
South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/20	1,385	1,563,499
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/21	1,490	1,712,770
Series 2007, RB (INS-SGI) (c)	5.00%	08/01/22	605	695,454
Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	750	769,043
Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,324,940
				53,251,239

Guam–0.71%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,168,675
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/19	1,000	1,180,860
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/20	1,595	1,897,061
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/23	2,000	2,377,200
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/24	2,250	2,635,335
Series 2012 A, Ref. RB (INS-AGM) (c)	5.00%	10/01/25	1,500	1,739,265
				10,998,396

Idaho–0.63%

Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,207,250
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	569,315
Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	445	473,564
Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	840	885,982
Regents of the University of Idaho;
Series 2007 B, General RB (INS-AGM) (a)(b)(c)	4.50%	04/01/18	1,760	1,978,152
Series 2011, Ref. General RB (a)(b)	5.25%	04/01/21	3,905	4,549,833
				9,664,096

Illinois–5.35%

Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/23	1,260	1,422,742
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,260,874

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS-AGM) (c)	5.00%	01/01/16	$1,400	$1,557,850
Series 2010 C, Third Lien General Airport RB (INS-AGC) (c)	5.25%	01/01/21	1,025	1,210,443
Chicago (City of) Board of Education; Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (a)(b)	0.95%	06/01/18	10,000	10,000,000
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS-AGC) (c)	5.25%	06/01/23	2,500	2,819,750
Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (a)(d)	5.00%	05/15/14	1,590	1,677,863
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/15/17	3,410	3,591,276
Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,408,187
Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,150	6,048,108
Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds (d)	4.00%	12/01/16	870	968,180
Series 2010 A, School Limited Tax GO Bonds (d)	4.25%	12/01/20	555	654,933
DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/19	1,000	882,810
Series 2010, School Building Unlimited Tax CAB GO Bonds (e)	0.00%	01/01/20	1,000	847,180
Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/21	1,000	1,119,240
Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (c)	4.25%	12/01/22	1,000	1,116,090
Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB (a)(b)	4.38%	07/01/14	700	725,893
Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,399,236
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	2,500	2,863,900
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB (a)(d)	7.00%	11/17/14	1,000	1,096,860
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (c)	5.00%	05/15/17	2,000	2,229,560
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/22	1,275	1,481,652
Series 2005, RB (INS-AGM) (c)	5.25%	03/01/23	1,500	1,726,725
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,100,476
Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB (a)(b)	3.38%	02/03/14	1,045	1,066,872
Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/16	1,000	1,098,380
Series 2010, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	01/01/17	800	899,256
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,224,440
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,207,300
Joliet (City of);
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/14	750	765,023
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,051,950
Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	02/01/28	1,500	1,656,885
Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS-NATL) (c)	5.25%	01/01/23	4,000	4,643,640
Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/01/23	5,795	6,532,008
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	4.38%	10/01/21	1,020	1,129,762
Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS-NATL) (c)	5.00%	01/01/19	1,000	1,131,450
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,196,420
St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,196,160
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,720,367
Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,206,990
Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College);
Series 2008, Unlimited Tax GO Bonds (a)(d)	5.75%	06/01/18	240	293,616

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Series 2008, Unlimited Tax GO Bonds	5.75%	06/01/27	$1,195	$1,384,658
				82,615,005

Indiana–1.26%

Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,144,500
Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group); Series 2005 A-6, RB (a)(b)	5.00%	06/01/14	3,500	3,657,815
Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB (a)(d)	5.38%	03/01/14	1,000	1,048,080
Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	299,122
Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	295,583
Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS-AGC) (c)	5.25%	01/01/29	1,040	1,150,708
Lake Central Multi-District School Building Corp.;
Series 2012 B, First Mortgage RB	5.00%	07/15/21	1,170	1,376,318
Series 2012 B, First Mortgage RB	5.00%	07/15/22	1,000	1,202,410
Series 2012 B, First Mortgage RB	5.00%	07/15/23	1,700	2,039,235
Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS-AGM) (c)	5.13%	01/15/24	2,285	2,595,486
Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS-AGC) (c)	5.00%	01/15/22	2,470	2,691,806
Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR (a)(b)	6.25%	06/02/14	1,000	1,053,150
Series 2009 B, Ref. PCR (a)(b)	6.25%	06/02/14	500	526,990
University of Southern Indiana; Series 2009 J, Student Fee RB (INS-AGC) (c)	5.00%	10/01/23	400	454,336
				19,535,539

Iowa–1.78%

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,018,249
Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,316,296
Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/18	1,000	1,160,840
Series 2005 A, Health Facilities RB (INS-AGC) (c)	5.00%	02/15/19	500	588,610
Iowa (State of) Finance Authority (Mercy Medical Center); Series 2012, Health Facilities RB	4.00%	08/15/21	1,830	2,037,174
Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,520,655
Series 2009 1, RB	5.00%	12/01/15	2,500	2,703,000
Series 2009 1, RB	5.00%	12/01/16	2,525	2,785,378
Series 2009 1, RB	5.25%	12/01/17	2,500	2,827,275
Series 2009 1, RB	5.25%	12/01/18	2,500	2,865,075
Series 2009 2, RB	5.40%	12/01/23	2,500	2,746,575
Series 2009 3, RB	5.00%	12/01/19	2,500	2,851,900
				27,421,027

Kansas–0.58%

Dodge City (City of); Series 2009, Sales Tax RB (INS-AGC) (c)	5.00%	06/01/21	1,000	1,164,330
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,139,920
Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,794,030
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	552,525
Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/27	3,785	4,317,360
				8,968,165

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.24%

Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS-AGC) (c)	5.25%	02/01/28	$1,030	$1,088,978
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (c)	5.75%	12/01/28	550	594,649
Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS-AGM) (c)	4.00%	09/01/16	800	876,048
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/21	5,860	6,887,258
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/22	4,560	5,285,769
Series 2010 A, Power System RB (INS-AGM) (c)	5.00%	09/01/23	1,000	1,150,600
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,569,075
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,728,450
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	12,095,000
Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS-AGC) (c)	5.00%	10/01/24	2,000	2,248,960
				34,524,787

Louisiana–3.70%

Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS-AGC) (c)	2.75%	11/01/14	600	617,724
Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS-AGM) (c)	5.25%	01/01/28	1,000	1,092,890
Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,933,600
Louisiana (State of) Energy & Power Authority (Rodemacher Unit No. 2); Series 2013, Power RB	5.00%	01/01/21	1,100	1,288,463
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS-AGM) (c)	3.00%	12/01/15	1,750	1,851,132
Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/17	1,690	1,889,995
Series 2011, Ref. RB (INS-AGM) (c)	4.00%	12/01/18	1,775	1,974,332
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS-AGM) (c)	4.00%	04/01/18	1,600	1,786,624
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS-AGC) (c)	3.00%	05/01/14	1,000	1,021,770
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/16	1,435	1,542,941
Series 2009, Ref. RB (INS-AGC) (c)	4.00%	04/01/18	1,555	1,722,924
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,153,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS-AGC) (c)	5.00%	10/01/26	1,500	1,650,900
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS-AGC) (c)	5.00%	02/01/29	1,000	1,105,670
Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB (a)(b)	2.13%	10/01/15	1,000	1,022,950
Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS-AGC) (c)	5.00%	07/01/22	500	537,855
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS-AGC) (c)	5.75%	07/01/18	715	762,533
Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,505,775
Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,078,910
Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,110,980
Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,192,160
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS-AMBAC) (c)	5.00%	06/01/18	1,000	1,108,820
Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS-NATL) (c)	4.50%	06/01/21	1,000	1,080,240

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. Sr. RB	5.00%	07/01/24	$1,500	$1,739,520
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.00%	06/01/16	1,000	1,104,570
Series 2006 B, Assessment RB (INS-AMBAC) (c)	5.25%	06/01/14	1,280	1,336,026
Series 2006 C-3, Assessment RB (INS-AGC) (c)	6.13%	06/01/25	1,550	1,859,008
Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,148,785
New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,357,613
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,922,047
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,782,223
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,273,745
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,196,974
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,156,200
New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	5.00%	01/01/19	500	573,030
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS-AGC) (c)	6.00%	01/01/23	1,025	1,200,644
New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS-AGC) (c)	6.25%	06/01/29	1,000	1,161,460
Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	815	838,904
Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,480,936
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (a)(b)	4.00%	06/01/22	1,750	1,898,645
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	1,055,580
Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,094,980
				57,213,958

Maine–0.48%

Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/19	750	855,900
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.00%	12/15/20	870	992,044
Series 2008 B, Unlimited Tax GO School Bonds (INS-AGM) (c)	5.50%	12/15/23	950	1,097,364
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group);
Series 2013, RB	5.00%	07/01/22	300	344,436
Series 2013, RB	5.00%	07/01/25	1,290	1,435,202
Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,683,200
				7,408,146

Maryland–0.41%

Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	285,750
Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/26	1,000	1,120,380
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,138,770
Series 2008, RB (INS-AGC) (c)	5.00%	07/01/20	1,000	1,110,630
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	3.00%	08/15/13	800	804,440
Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB (a)(b)	5.00%	05/15/15	715	774,795
Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,065,170
				6,299,935

Massachusetts–0.80%

Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB (a)(b)	5.00%	07/01/13	2,500	2,508,050
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/27	1,000	1,109,850

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS-AGC) (c)	4.00%	11/15/17	$730	$810,037
Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB (a)(b)	2.25%	09/01/16	920	949,044
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS-AGC) (c)	5.00%	07/01/23	1,095	1,243,154
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.00%	07/01/27	1,720	1,880,700
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,751,220
Worcester (City of); Series 2009, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	11/01/16	1,860	2,036,086
				12,288,141

Michigan–4.37%

Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)	5.50%	05/01/15	755	825,117
Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	05/01/15	1,110	1,197,801
Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	1,430	1,451,679
Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,597,776
Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,528,507
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,122,350
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,163,640
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,173,290
Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	3.25%	05/01/15	1,475	1,544,517
Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS-AGM) (c)	5.25%	10/15/16	4,315	4,393,533
Series 2009 I, Ref. RB (INS-AGC) (c)	5.00%	10/15/23	7,150	8,271,048
Series 2009 I, Ref. RB (INS-AGC) (c)	5.25%	10/15/24	1,040	1,217,632
Series 2009 II, RB	4.00%	10/15/15	1,000	1,081,590
Series 2009 II, RB	4.00%	10/15/16	1,950	2,159,820
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/21	1,180	1,367,844
Series 2009 II, RB (INS-AGM) (c)	5.00%	10/15/22	520	595,405
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB (a)(b)	2.63%	06/30/14	2,700	2,769,795
Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	548,797
Series 2009, Ref. RB	4.00%	11/15/14	655	685,562
Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,764,915
Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,207,620
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,296,911
Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,735,114
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	339,330
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	564,855
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	1,998,666
Series 2009 C, State Qualified School Limited Obligation Bonds (CEP-Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,078,569
Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,633,840
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,732,695
Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,077,250
Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,340,470
Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,268,500
Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,099,576

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	05/01/18	$1,710	$1,849,348
Wayne State University Board of Governors; Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,335,400
Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.00%	05/01/14	1,985	2,045,384
Series 2009, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	05/01/18	1,270	1,473,733
				67,537,879

Minnesota–1.98%

Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/14	1,360	1,385,378
Series 2009 B, COP	4.00%	03/01/15	1,400	1,455,034
Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/19	1,400	1,662,402
Series 1995 B, Health Care RB (INS-AGM) (c)	5.00%	08/15/21	1,350	1,593,472
Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	877,496
Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS-NATL) (c)	5.00%	01/01/19	2,930	3,275,007
Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	145,824
Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,158,580
Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,790,040
Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,487,492
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/14	1,000	1,023,860
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	4.00%	02/15/20	1,500	1,673,910
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/16	570	628,847
Series 2008 C-1, Health Care Facilities RB (INS-AGC) (c)	5.00%	02/15/21	1,500	1,749,045
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,080,230
Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,104,080
Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,129,730
Series 2009 Six-X, RB	5.00%	04/01/24	500	566,140
Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	505	533,891
Series 2009 B, Residential RB	5.45%	07/01/24	465	511,877
St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	540,845
Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,119,660
St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	1,470	1,607,798
Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,455,575
				30,556,213

Mississippi–0.49%

Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,851,516
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS-AGC) (c)	5.00%	07/01/24	1,000	1,124,040
Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS-AGM) (c)	5.00%	07/01/19	1,160	1,298,945
Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS-AMBAC) (c)	5.00%	07/01/16	1,000	1,104,110
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,262,422
				7,641,033

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–1.20%

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	$500	$538,640
Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,042,930
Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,182,780
Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,419,313
Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB (g)(h)	2.75%	12/01/22	470	470,000
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,186,810
Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,527,132
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals); Series 2011, Health Facilities RB	5.00%	12/01/13	200	204,634
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,178,580
St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,927,412
St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS-AGM) (c)	5.00%	07/01/20	1,125	1,246,635
St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS-AGC) (c)	5.00%	07/15/21	1,500	1,636,665
				18,561,531

Montana–0.50%

Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,583,355
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	442,896
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	440,628
Montana (State of) Facility Finance Authority (Master Loan Program - Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP-State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,179,286
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,126,400
Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,947,125
				7,719,690

Nebraska–0.03%

Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds (a)(d)	5.45%	01/12/14	500	516,040

Nevada–2.21%

Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	2,200,620
Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS-AMBAC) (c)	5.00%	11/01/21	5,235	5,948,687
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,161,630
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/23	4,000	4,622,560
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/24	1,855	2,125,311
Series 2009 C, Sub. Lien Airport System RB (INS-AGM) (c)	5.00%	07/01/25	1,500	1,703,400
Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,228,860
Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.00%	06/15/16	5,000	5,234,500
Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,504,424
Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	563,070
Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/15	750	808,065
Series 2004 C, Hospital RB (INS-AGM) (c)	5.00%	06/01/17	1,365	1,548,961
Series 2005 A, Hospital RB (INS-AGM) (c)	5.25%	06/01/17	1,300	1,487,772
				34,137,860

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–0.35%

Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	$1,750	$1,848,997
Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	552,980
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	595,759
Series 2011, RB	5.50%	10/01/26	510	589,331
New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	340	365,558
Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	230	249,005
Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,070	1,164,813
				5,366,443

New Jersey–3.32%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,696,770
Series 2010 A, RB	5.25%	06/01/20	1,295	1,505,839
New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB (d)	5.50%	06/15/16	1,805	2,072,086
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	724,519
Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,815,468
Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,726,695
Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,110,200
New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,015,480
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.00%	07/01/13	1,000	1,003,860
Series 2012 A, Ref. RB	5.00%	07/01/22	650	768,846
Series 2012 A, Ref. RB	5.00%	07/01/23	1,000	1,165,750
Series 2012 A, Ref. RB	5.00%	07/01/24	2,000	2,288,560
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,088,010
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	1,000	1,188,440
Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,196,880
Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,195,550
Series 2012 AA, Transportation Program RB	5.00%	06/15/23	2,000	2,361,240
New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,339,060
Series 2009 H, RB	5.00%	01/01/21	2,000	2,311,440
Series 2013 D, Floating Rate RB (a)(b)	0.80%	01/01/18	4,000	4,003,160
Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.00%	12/01/21	1,130	1,317,298
Series 2009 A, City-Secured Police Facility RB (INS-AGC) (c)	5.38%	12/01/26	750	857,655
Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,035,033
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,712,010
Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	06/15/15	1,345	1,411,093
Series 2010, Ref. COP (INS-AGC) (c)	4.00%	12/15/15	1,395	1,478,951
South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,625,671
South Jersey Transportation Authority; Series 2012 A, Ref. RB	5.00%	11/01/24	2,000	2,317,040
				51,332,604

New Mexico–0.33%

New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, First Mortgage RB	4.00%	07/01/22	4,965	5,032,921

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–3.15%

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS-AGM) (c)	4.00%	10/01/16	$1,000	$1,084,800
Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	574,073
Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	505,796
Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	419,137
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/25	5,000	5,835,850
Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,044,046
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,825,032
New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,233,640
Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,149,200
New York (City of);
Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	872,963
Subseries 2008 J-4, Floating Rate Unlimited Tax GO Bonds (b)	0.67%	08/01/25	3,250	3,250,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	590,695
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,384,254
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	541,410
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS-AGC) (c)	5.75%	10/01/24	1,000	1,199,910
New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB (d)	5.00%	07/01/14	2,000	2,100,580
New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/22	2,635	3,032,226
Series 2011 A, RB	4.00%	11/01/14	1,550	1,628,662
Series 2011 A, RB	4.00%	11/01/15	1,580	1,704,378
Series 2011 A, RB	4.00%	11/01/16	1,090	1,201,616
New York City Housing Development Corp.; Series 2009 L-2, MFH RB (a)(b)	2.00%	09/16/13	3,220	3,231,238
Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS-AGC) (c)	4.00%	10/01/19	1,100	1,204,368
Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	3,000	3,207,180
Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,468,560
Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/20	655	774,177
Series 2010 A, Unlimited Tax GO Bonds (INS-AGM) (c)	5.00%	11/15/22	500	571,295
				48,635,086

North Carolina–1.26%

Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,129,710
Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,129,230
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS-AGC) (c)	6.00%	01/01/19	420	470,854
Series 2012 A, Power System RB	5.00%	01/01/26	1,500	1,724,715
North Carolina (State of) Medical Care Commission (Wake Forest Baptist); Series 2012, Ref. Health Care Facilities VRD RB (g)	0.86%	12/01/23	5,000	5,000,000
North Carolina (State of) Municipal Power Agency No. 1; Series 2012 A, Ref. Catawba Electric RB	5.00%	01/01/19	3,000	3,562,980
North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB (a)(b)	4.00%	03/01/18	2,000	2,233,300
Oak Island (Town of); Series 2008 A, Enterprise System RB (INS-NATL) (c)	5.00%	06/01/20	1,065	1,191,277
				19,442,066

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–5.34%

Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/16	$2,675	$2,979,816
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS-AGC) (c)	5.00%	03/01/18	2,010	2,347,640
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,116,690
Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,128,430
Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,357,060
Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,497,810
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/22	1,725	2,047,851
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,205,765
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,588,716
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,261,213
Cleveland (City of);
Series 2006 A, Airport System RB (INS-AMBAC) (c)	5.25%	01/01/21	3,980	4,739,304
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/18	2,000	2,296,940
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/19	2,000	2,310,300
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/20	4,000	4,584,240
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/23	2,000	2,228,660
Series 2009 C, Airport System RB (INS-AGC) (c)	5.00%	01/01/27	1,000	1,084,160
Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,576,995
Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,675,283
Cleveland State University; Series 2012, RB	5.00%	06/01/27	3,120	3,549,156
Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB (a)(b)	4.00%	08/01/16	2,500	2,744,275
Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	250	270,623
Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	196,292
Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	288,923
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,482,760
Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,147,710
Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,145,490
Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,163,820
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (a)(b)	2.25%	09/15/16	1,000	1,009,180
Series 2009 A, RB	5.70%	08/01/20	6,120	7,234,024
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,711,328
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB (a)(b)	4.88%	07/15/15	2,525	2,719,804
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/24	585	687,919
Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,186,459
				82,564,636

Oklahoma–1.33%

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,081,220
Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,306,500
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,126,310
Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,410,445
Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	352,485
Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	291,483
Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	289,428
Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,406,354
Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	708,632

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)

Series 2009 A, General RB	5.38%	06/01/24	$1,750	$1,842,557
Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,090,920
Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,468,750
Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,110,190
				20,485,274

Oregon–0.67%

Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,107,270
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	565,845
Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,647,180
Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	731,214
Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,147,280
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,083,510
Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	1,000	1,105,820
Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP-Oregon School Bond Guaranty) (e)	0.00%	06/15/23	2,500	1,958,625
				10,346,744

Pennsylvania–5.32%

Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	904,176
Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	552,995
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,108,570
Pennsylvania (Sate of) Economic Development Financing Agency (Forum Place);
Series 2012, Governmental Lease RB	3.00%	03/01/14	450	457,664
Series 2012, Governmental Lease RB	4.00%	03/01/16	250	268,433
Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	535,315
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (a)(b)	2.55%	12/03/18	2,000	2,018,480
Pennsylvania (State of) Economic Development Financing Authority (Waste Management); Series 2009, Solid Waste Disposal RB (a)(b)	1.75%	12/01/15	2,000	2,035,700
Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,449,640
Series 2009, RB	5.00%	08/01/17	1,000	1,167,960
Series 2009, RB	5.00%	08/01/21	775	898,729
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University);
Series 2012, RB	5.00%	04/01/25	1,000	1,163,010
Series 2012, RB	5.00%	04/01/26	1,000	1,153,310
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,345	1,358,087
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,930,300
Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS-AGC) (c)	6.00%	06/01/23	500	597,505
Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,030,031
Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,826,425
Series 2011 A, RB	5.00%	12/01/22	1,500	1,813,110
Series 2011 A, RB	5.00%	12/01/23	1,500	1,823,025
Series 2012 B, VRD RB (g) 0.67%		12/01/16	5,000	5,000,000
Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,594,832
Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/13	1,165	1,168,262
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,657,724
Tenth Series 2011, Ref. Gas Works RB (INS-AGM) (c)	4.00%	07/01/17	1,000	1,089,130

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	$1,320	$1,404,361
Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	4.50%	08/01/20	2,150	2,396,218
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/21	2,500	2,854,500
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	08/01/22	5,000	5,648,400
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	5.75%	07/15/17	1,000	1,120,700
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	6.00%	07/15/18	1,000	1,119,320
Series 2009 B, Limited Tax GO Bonds (INS-AGC) (c)	6.25%	07/15/23	2,000	2,295,040
Series 2010 A, Ref. Water & Wastewater RB (INS-AGM) (c)	5.00%	06/15/19	1,000	1,189,700
Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,057,620
Pittsburgh Public School District;
Series 2009 A, Limited Tax GO Bonds (d)	4.00%	09/01/19	860	999,776
Series 2009 A, Limited Tax GO Bonds (INS-AGC) (c)	4.00%	09/01/19	2,245	2,539,207
Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS-AGM) (c)	5.63%	11/01/23	1,500	1,702,800
South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital);	6.00%	07/01/26	500	582,405
Series 2005 A, Ref. Hospital RB (INS-AGC) (c)
Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	2.00%	03/01/15	500	512,595
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	727,415
Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	666,804
St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,543,693
Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,069,496
University of Pittsburgh - Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB (a)(b)	5.50%	09/15/13	1,000	1,015,330
Series 2005 A, RB (a)(b)	5.50%	09/15/13	1,000	1,015,330
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (c)	5.50%	04/01/24	500	585,575
York (City of) Sewer Authority;
Series 2010, Gtd. RB (INS-AGC) (c)	5.00%	12/01/22	750	815,625
Series 2010, Gtd. RB (INS-AGC) (c)	5.00%	12/01/23	1,620	1,750,118
				82,214,441

Puerto Rico–0.25%

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.00%	08/01/19	3,000	3,376,320
First Subseries 2010 A, RB	3.38%	08/01/16	500	523,550
				3,899,870

Rhode Island–0.68%

Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,243,311
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS-AGM) (c)	5.00%	05/15/15	1,000	1,077,630
Series 2009 A, Hospital Financing RB (INS-AGC) (c)	6.13%	05/15/27	500	578,285
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program - City of Woonsocket);
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/19	2,145	2,385,326
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/20	1,000	1,103,410
Series 2009 E, RB (INS-AGC) (c)	5.00%	05/15/22	2,535	2,737,521
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS-AGC) (c)	5.25%	09/15/29	1,265	1,419,646
				10,545,129

South Carolina–1.65%

Greenwood (County of) (Self Regional Healthcare);
Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,481,436
Series 2012 B, Ref. RB	5.00%	10/01/25	1,250	1,394,375

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	$1,000	$1,088,260
Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,457,713
Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,370,380
Rock Hill (City of); Series 2009 C, Ref. Combined Utility System RB (INS-AGC) (c)	4.00%	01/01/15	2,405	2,538,550
South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	705	772,856
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,067,400
Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,257,032
Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,154,460
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS-AGM) (c)	4.00%	08/01/17	1,500	1,650,630
Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	541,200
South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (a)(d)	5.25%	10/01/14	1,390	1,481,865
Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS-AGC) (c)	4.00%	03/01/16	1,110	1,198,789
Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS-AGC) (c)	4.50%	04/15/27	1,735	1,817,985
Series 2008 D, Ref. Hospital RB (INS-AGC) (c)	5.25%	04/15/20	1,000	1,144,090
				25,417,021

South Dakota–1.01%

Educational Enhancement Funding Corp.; Series 2013 B, Tobacco Settlement RB	5.00%	06/01/23	1,000	1,194,590
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,403,567
Series 2009, Water RB	5.00%	11/01/24	1,620	1,926,050
Series 2009, Water RB	5.00%	11/01/25	1,650	1,950,712
South Dakota (State of) Health & Educational Facilities Authority (Avera Health);
Series 2012 A, RB	5.00%	07/01/24	1,575	1,773,104
Series 2012 A, RB	5.00%	07/01/25	2,655	2,959,927
South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	1,000	1,165,390
Series 2011, RB	4.00%	09/01/13	500	504,620
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	562,655
Series 2009, RB	5.00%	11/01/17	430	494,741
Series 2009, RB	5.00%	11/01/24	1,000	1,108,120
Series 2009, RB	5.25%	11/01/29	500	549,430
				15,592,906

Tennessee–0.86%

Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS-AGM) (c)	4.50%	10/01/16	2,500	2,767,000
Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,119,960
Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,560,653
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	979,308
Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	1,004,077
Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,593,100
Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	590,650
Series 2004 A, RB	5.00%	09/01/19	500	597,155
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (c)	5.00%	09/01/17	1,000	1,145,560
				13,357,463

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–8.84%

Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	$1,500	$1,701,135
Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,430,056
Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,879,650
Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,837,075
Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,801,600
Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,773,275
Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,330,219
Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.00%	02/15/19	1,200	1,341,948
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (c)	5.15%	02/15/21	3,000	3,330,540
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,577,475
Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,143,010
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 B, Ref. Floating Rate Hospital RB (b)	0.72%	06/01/18	1,750	1,750,000
Series 2013 B, Ref. Floating Rate Hospital RB (b)	0.82%	06/01/19	2,065	2,065,000
Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,064,500
Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,940,992
Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,327,740
Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,179,970
Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,942,900
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	587,248
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	758,100
Series 2009, Hospital RB	5.00%	10/01/24	1,750	2,011,152
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS-AGC) (c)	5.00%	05/15/23	1,500	1,679,460
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/21	535	605,128
Series 2013 A, Ref. RB	5.00%	06/01/22	855	961,960
Series 2013 A, Ref. RB	5.00%	06/01/23	915	1,031,626
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,409,640
Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,054,196
Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,012,070
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	788,605
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,091,850
Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	355,595
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	281,753
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	392,880
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	589,105
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	289,355
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (a)(b)	0.87%	06/01/17	2,000	2,000,000
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	409,136
Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS-AGC) (c)	5.00%	10/01/27	1,230	1,373,295
Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS-NATL) (c)	5.00%	08/01/16	390	408,002
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	500	538,420

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS-AGM) (c)	5.88%	05/15/14	$415	$416,905
Series 2009, RB	5.25%	05/15/29	455	516,420
Series 2009, Ref. RB (a)(d)	5.25%	05/15/19	30	36,866
Series 2009, Ref. RB (a)(d)	5.25%	05/15/19	10	12,289
Series 2009, Ref. RB (a)(d)	5.25%	05/15/19	5	6,106
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,297,267
Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	1,984,444
Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,637,305
Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,326,968
Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	595,825
North Fort Bend Water Authority; Series 2009, Water System RB (INS-AGC) (c)	5.00%	12/15/24	2,000	2,268,580
North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,355,460
Series 2008 E-3, Ref. First Tier System RB (a)(b)	5.75%	01/01/16	2,610	2,937,868
Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	583,900
Series 2012 C, Ref. First Tier RB (a)(b)	1.95%	01/01/19	3,000	3,056,670
Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS-AGC) (c)	5.25%	02/15/26	1,000	1,125,590
Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS-AGC) (c)	5.00%	02/15/24	500	576,875
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (c)	4.50%	10/01/27	1,000	1,069,810
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS-AGC) (c)	3.75%	09/01/14	1,000	1,036,450
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/13	500	505,620
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/22	595	671,916
Series 2009 A, Hospital RB (INS-AGC) (c)	5.00%	09/01/24	1,280	1,429,862
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	4,967,342
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,023,520
Series 2010 A, Hospital RB	5.00%	12/01/15	525	583,012
Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,469,025
Texas (State of) Transportation Commission; Series 2012 B, Ref. First Tier Turnpike System RB (a)(b)	1.25%	02/15/15	9,000	9,066,150
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/21	3,900	4,429,737
Series 2012, Gas Supply RB	5.00%	12/15/22	3,000	3,393,450
Series 2012, Gas Supply RB	5.00%	12/15/23	3,550	3,954,025
Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,631,865
Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS-NATL) (c)	5.00%	02/01/24	4,240	4,604,089
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,478,701
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,168,468
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	1,004,562
Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,610,409
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	499,104
West Harris County Regional Water Authority;
Series 2005, Water System RB (INS-AGM) (c)	5.00%	12/15/17	1,000	1,067,110
Series 2009, Water System RB	5.00%	12/15/16	1,000	1,136,110
				136,581,336

Utah–0.32%

Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,042,561
Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	709,074
Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,549,586

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)

Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	$500	$576,490
				4,877,711

Vermont–0.18%

Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS-AGM) (c)	5.00%	12/01/22	1,000	1,106,650
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/26	1,000	1,121,260
Series 2012, RB	5.00%	10/01/27	500	556,725
				2,784,635

Virgin Islands–0.86%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,750,575
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	2,037,431
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,082,820
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,105,020
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,122,140
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,130,470
Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	549,550
Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	541,410
Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	381,232
Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	813,840
Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	616,940
Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,022,620
Series 2010 B, Electric System RB (INS-AGM) (c)	5.00%	07/01/22	1,000	1,113,580
				13,267,628

Virginia–0.58%

Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	569,775
Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,170,150
Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,290,013
Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,419,254
Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,495,392
York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR (a)(b)	4.05%	05/01/14	2,000	2,054,500
				8,999,084

Washington–1.18%

Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	500	551,180
Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	325,725
Cowlitz (County of) (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS-NATL) (c)	5.50%	11/01/19	2,500	2,904,550
Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP-FHA)	5.25%	08/01/23	985	1,082,751
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS-AGC) (c)	5.75%	08/15/29	450	510,710
Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,210,881
Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,348,666
Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	2,997,391
Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,154,640

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Series 2010 A, Ref. RB	5.00%	04/01/19	$1,810	$2,079,056
				18,165,550

West Virginia–0.38%

Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR (a)(b)	2.00%	10/01/14	3,500	3,551,135
West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,010,860
West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS-AGM) (c)	5.38%	06/01/28	1,200	1,366,008
				5,928,003

Wisconsin–1.52%

Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS-AGC) (c)	4.25%	10/01/15	1,510	1,625,968
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (a)(b)	4.75%	08/15/14	1,000	1,040,630
Series 2009 B, RB (a)(b)	5.13%	08/15/16	2,130	2,352,415
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,190,439
Series 2009 C, RB	5.00%	04/01/19	750	891,825
Series 2009 C, RB	5.00%	04/01/20	750	880,395
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,087,933
Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	981,112
Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,254,262
Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,296,037
Series 2012, Ref. RB	5.00%	10/01/24	700	828,058
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	437,200
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,561,150
Series 2012, RB	5.00%	06/01/26	1,855	2,051,389
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS-AMBAC) (c)	5.00%	12/15/16	855	926,230
				23,405,043

Wyoming–0.44%

Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	4.00%	12/01/15	1,285	1,384,138
Series 2009, RB	5.00%	12/01/17	1,170	1,332,185
Series 2009, RB	5.00%	12/01/18	545	624,096
Laramie (County of) (Cheyenne Regional Medical Center);
Series 2012, Hospital RB	3.00%	05/01/14	500	511,735
Series 2012, Hospital RB	3.00%	05/01/16	485	515,143
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,338,756
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,154,440
				6,860,493
TOTAL INVESTMENTS(i)–99.29% (Cost $1,426,019,833)				1,533,894,699
OTHER ASSETS LESS LIABILITIES–0.71%				10,948,480
NET ASSETS–100.00%				$1,544,843,179

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Investment Abbreviations:

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

Ctfs.	—Certificates

FHA	—Federal Housing Administration

FTA	—Federal Transit Administration

GO	—General Obligation

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

RAB	—Revenue Anticipation Bonds

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Zero coupon bond issued at a discount.

(f)	Security subject to crossover refunding.

(g)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2013 represented less than 1% of the Fund’s Net Assets.

(i)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.4%
Assured Guaranty Corp.	11.8

See accompanying notes which are an integral part of this schedule.

Invesco Tax-Free Intermediate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Invesco Tax-Free Intermediate Fund

D.	Other Risks – (continued)

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2013 was $23,942,155 and $24,978,116, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$109,147,210
Aggregate unrealized (depreciation) of investment securities	(1,272,344)
Net unrealized appreciation of investment securities	$107,874,866
Cost of investments is the same for tax and financial reporting purposes.

Invesco Tax-Free Intermediate Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.